              As filed with the Securities and Exchange Commission.

                                                      `33 Act File No. 033-62659
                                                       `40 Act File No. 811-7357

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         Post-Effective Amendment No. 9      [x]

                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 10            [x]

                          NATIONWIDE VARIABLE ACCOUNT-8
                           (EXACT NAME OF REGISTRANT)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, the Statement of Additional Information, the Financial Statements and Part C.


It is proposed that this filing will become effective (check appropriate space):

[  ]   immediately upon filing pursuant to paragraph (b) of Rule 485

[X ]   on January 25, 2002 pursuant to paragraph (b) of Rule 485

[  ]   60 days after filing pursuant to paragraph (a) of Rule 485

[  ]   on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

[  ]   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-8
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

Caption in Prospectus and Statement of Additional Information and Other Information

N-4 ITEM                                                                                                 CAPTION

PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page.................................................................................Cover Page
Item 2.    Definitions.................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights......................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.......................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ..........................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses...............................................Standard Charges and Deductions
Item 7.    General Description of Variable
           Annuity Contracts.......................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period...............................................................Annuitizing the Contract
Item 9.    Death Benefit and Distributions........................................................Death Benefits
Item 10.   Purchases and Contract Value................................................Operation of the Contract
Item 11.   Redemptions....................................................................Surrender (Redemption)
Item 12.   Taxes  ....................................................................Federal Tax Considerations
Item 13.   Legal Proceedings...................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information.........................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page.................................................................................Cover Page
Item 16.   Table of Contents...................................................................Table of Contents
Item 17.   General Information and History.......................................General Information and History
Item 18.   Services.....................................................................................Services
Item 19.   Purchase of Securities Being Offered.............................Purchase of Securities Being Offered
Item 20.   Underwriters.............................................................................Underwriters
Item 21.   Calculation of Performance Information....................................Calculations of Performance
Item 22.   Annuity Payments.....................................................................Annuity Payments
Item 23.   Financial Statements.............................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits.............................................................Item 24
Item 25.   Directors and Officers of the Depositor.......................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant..............................................................Item 26
Item 27.   Number of Contract Owners.....................................................................Item 27
Item 28.   Indemnification...............................................................................Item 28
Item 29.   Principal Underwriter.........................................................................Item 29
Item 30.   Location of Accounts and Records..............................................................Item 30
Item 31.   Management Services...........................................................................Item 31
Item 32.   Undertakings..................................................................................Item 32

                      SUPPLEMENT DATED JANUARY 25, 2002 TO

                        PROSPECTUS DATED MAY 1, 2001 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE VARIABLE ACCOUNT - 8


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. ALL REFERENCES IN THE PROSPECTUS TO "NATIONWIDE SEPARATE ACCOUNT TRUST" OR "NSAT" ARE CHANGED TO "GARTMORE VARIABLE INSURANCE TRUST" AND "GVIT," RESPECTIVELY.

2.   EFFECTIVE DECEMBER 12, 2001, THE FOLLOWING UNDERLYING MUTUAL FUNDS CHANGED
     NAMES:

     OLD UNDERLYING MUTUAL FUND NAME                                 NEW UNDERLYING MUTUAL FUND NAME
     -------------------------------                                 -------------------------------
     Credit Suisse Warburg Pincus Trust - Value Portfolio            Credit Suisse Trust - Large Cap Value Portfolio

3.   EFFECTIVE JANUARY 25, 2002, THE FOLLOWING UNDERLYING MUTUAL FUNDS CHANGED
     NAMES:

     OLD UNDERLYING MUTUAL FUND NAME                                 NEW UNDERLYING MUTUAL FUND NAME
     -------------------------------                                 -------------------------------
     Nationwide Separate Account Trust ("NSAT") - Capital            Gartmore Variable Insurance Trust ("GVIT") - Gartmore
     Appreciation Fund                                               GVIT Growth Fund: Class I
     NSAT - Dreyfus NSAT Mid Cap Index Fund                          GVIT - Dreyfus GVIT Mid Cap Index Fund: Class I
     NSAT - Federated NSAT Equity Income Fund                        GVIT - Federated GVIT Equity Income Fund: Class I
     NSAT - Federated NSAT High Income Bond Fund                     GVIT - Federated GVIT High Income Bond Fund: Class I
     NSAT - Gartmore NSAT Emerging Markets Fund                      GVIT - Gartmore GVIT Emerging Markets Fund: Class I
     NSAT - Gartmore NSAT Global Technology and                      GVIT - Gartmore GVIT Global Technology and
     Communications Fund                                             Communications Fund: Class I
     NSAT - Gartmore NSAT International Growth Fund                  GVIT - Gartmore GVIT International Growth Fund: Class I
     NSAT - Government Bond Fund                                     GVIT - Gartmore GVIT Government Bond Fund: Class I
     NSAT - Money Market Fund                                        GVIT - Gartmore GVIT Money Market Fund: Class I
     NSAT - Nationwide Global 50 Fund                                GVIT - Gartmore GVIT Worldwide Leaders Fund: Class I
     NSAT - Nationwide Small Cap Growth Fund                         GVIT - GVIT Small Cap Growth Fund: Class I
     NSAT - Nationwide Small Cap Value Fund                          GVIT - GVIT Small Cap Value Fund: Class I
     NSAT - Nationwide Small Company Fund                            GVIT - GVIT Small Company Fund: Class I
     NSAT - Nationwide Strategic Value Fund                          GVIT - Nationwide GVIT Strategic Value Fund: Class I
     NSAT - Strong NSAT Mid Cap Growth Fund                          GVIT - Strong GVIT Mid Cap Growth Fund: Class I
     NSAT - Total Return Fund                                        GVIT - Gartmore GVIT Total Return Fund: Class I
     NSAT - Turner NSAT Growth Focus Fund                            GVIT - Turner GVIT Growth Focus Fund: Class I

4. THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOW AVAILABLE AS INVESTMENT OPTIONS UNDER THE CONTRACT:

     GARTMORE VARIABLE INSURANCE TRUST
     o Gartmore GVIT Investor Destinations Aggressive Fund
     o Gartmore GVIT Investor Destinations Conservative Fund
     o Gartmore GVIT Investor Destinations Moderate Fund
     o Gartmore GVIT Investor Destinations Moderately Aggressive Fund
     o Gartmore GVIT Investor Destinations Moderately Conservative Fund

5. THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER JANUARY 25, 2002:

     GARTMORE VARIABLE INSURANCE TRUST
     o   Turner GVIT Growth Focus Fund: Class I

6.   THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" ARE MODIFIED AS FOLLOWS:

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
   (as a percentage of underlying mutual fund net assets, after reimbursements and waivers)


                                                                                                           Total Underlying
                                                                    Management      Other        12b-1        Mutual Fund
                                                                       Fees        Expenses       Fees         Expenses
                                                                    ----------     --------      -----     ----------------
     GVIT Dreyfus GVIT Mid Cap Index Fund: Class I (formerly,           0.50%        0.40%        0.00%           0.90%
     NSAT Dreyfus NSAT Mid Cap Index Fund)
     GVIT Federated GVIT Equity Income Fund: Class I (formerly,         0.80%        0.31%        0.00%           1.11%
     NSAT Federated NSAT Equity Income Fund)
     GVIT Federated GVIT High Income Bond Fund: Class I                 0.80%        0.32%        0.00%           1.12%
     (formerly, NSAT Federated NSAT High Income Bond Fund)
     GVIT Gartmore GVIT Government Bond Fund: Class I (formerly,        0.50%        0.23%        0.00%           0.73%
     NSAT Government Bond Fund)
     GVIT Gartmore GVIT Growth Fund: Class I (formerly, NSAT            0.60%        0.23%        0.00%           0.83%
     Capital Appreciation Fund)
     GVIT Gartmore GVIT Investor Destinations Aggressive Fund           0.13%        0.23%        0.25%           0.61%
     GVIT Gartmore GVIT Investor Destinations Conservative Fund         0.13%        0.23%        0.25%           0.61%
     GVIT Gartmore GVIT Investor Destinations Moderate Fund             0.13%        0.23%        0.25%           0.61%
     GVIT Gartmore GVIT Investor Destinations Moderately                0.13%        0.23%        0.25%           0.61%
     Aggressive Fund
     GVIT Gartmore GVIT Investor Destinations Moderately                0.13%        0.23%        0.25%           0.61%
     Conservative Fund
     GVIT Gartmore GVIT Money Market Fund: Class I (formerly,           0.39%        0.22%        0.00%           0.61%
     NSAT Money Market Fund)
     GVIT Gartmore GVIT Total Return Fund: Class I (formerly,           0.58%        0.23%        0.00%           0.81%
     NSAT Total Return Fund)
     GVIT Gartmore GVIT Worldwide Leaders Fund: Class I                 1.00%        0.42%        0.00%           1.42%
     (formerly, NSAT Nationwide Global 50 Fund)
     GVIT GVIT Small Cap Growth Fund: Class I (formerly, NSAT           1.10%        0.50%        0.00%           1.60%
     Nationwide Small Cap Growth Fund)
     GVIT GVIT Small Cap Value Fund: Class I (formerly, NSAT            0.90%        0.30%        0.00%           1.20%
     Nationwide Small Cap Value Fund)
     GVIT GVIT Small Company Fund: Class I (formerly, NSAT              0.93%        0.26%        0.00%           1.19%
     Nationwide Small Company Fund)
     GVIT Strong GVIT Mid Cap Growth Fund: Class I (formerly,           0.90%        0.27%        0.00%           1.17%
     NSAT Strong NSAT Mid Cap Growth Fund)



The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
  (as a percentage of underlying mutual fund net assets, before reimbursements and waivers)

                                                                                                             Total Underlying
                                                                      Management      Other        12b-1        Mutual Fund
                                                                         Fees       Expenses       Fees          Expenses
                                                                      ----------    --------       -----     ----------------
       GVIT Gartmore GVIT Investor Destinations Aggressive Fund         0.13%         0.63%        0.25%           1.01%
       GVIT Gartmore GVIT Investor Destinations Conservative Fund       0.13%         0.63%        0.25%           1.01%
       GVIT Gartmore GVIT Investor Destinations Moderate Fund           0.13%         0.63%        0.25%           1.01%
       GVIT Gartmore GVIT Investor Destinations Moderately              0.13%         0.63%        0.25%           1.01%
       Aggressive Fund
       GVIT Gartmore GVIT Investor Destinations Moderately              0.13%         0.63%        0.25%           1.01%
       Conservative Fund

Some underlying mutual funds assess (or reserve the right to assess) a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account. Currently, none of the underlying mutual funds assess a short-term trading fee.

7.   THE "EXAMPLE" TABLE IS MODIFIED AS FOLLOWS:

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. The underlying mutual fund expense information is for the period ended December 31, 2000 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.

These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the 7 year CDSC schedule and variable account charges of 1.40%. Deductions for premium taxes are not reflected but may apply.




                                          If you surrender your contract If you do not surrender your If you annuitize your contract
                                           at the end of the applicable   contract at the end of the   at the end of the applicable
                                                   time period              applicable time period              time period
                                          ------------------------------ ---------------------------- ------------------------------
                                          1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs. 5 Yrs.  10 Yrs.
                                          -----  ------ ------  -------  ----- ------ ------  -------  ----- ------ ------  -------
GVIT Dreyfus GVIT Mid Cap Index Fund:       87    119     154     272     24     74     127     272      *     74     127     272
Class I (formerly, NSAT Dreyfus NSAT Mid
Cap Index Fund)
GVIT Federated GVIT Equity Income Fund:     89    126     165     293     26     81     138     293      *     81     138     293
Class I (formerly, NSAT Federated NSAT
Equity Income Fund)
GVIT Federated GVIT High Income Bond        89    126     166     294     26     81     139     294      *     81     139     294
Fund: Class I (formerly, NSAT Federated
NSAT High Income Bond Fund)
GVIT Gartmore GVIT Government Bond Fund:    85    114     145     254     22     69     118     254      *     69     118     254
Class I (formerly, NSAT Government Bond
Fund)
GVIT Gartmore GVIT Growth Fund: Class I     86    117     150     264     23     72     123     264      *     72     123     264
(formerly, NSAT Capital Appreciation
Fund)
GVIT Gartmore GVIT Investor Destinations    84    110     139     241     21     65     112     241      *     65     112     241
Aggressive Fund
GVIT Gartmore GVIT Investor Destinations    84    110     139     241     21     65     112     241      *     65     112     241
Conservative Fund

                                          If you surrender your contract If you do not surrender your If you annuitize your contract
                                           at the end of the applicable   contract at the end of the   at the end of the applicable
                                                   time period              applicable time period              time period
                                          ------------------------------ ---------------------------- ------------------------------
                                          1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs. 5 Yrs.  10 Yrs.
                                          -----  ------ ------  -------  ----- ------ ------  -------  ----- ------ ------  -------
GVIT Gartmore GVIT Investor Destinations    84    110     139     241     21     65     112     241      *     65     112     241
Moderate Fund
GVIT Gartmore GVIT Investor Destinations    84    110     139     241     21     65     112     241      *     65     112     241
Moderately Aggressive Fund
GVIT Gartmore GVIT Investor Destinations    84    110     139     241     21     65     112     241      *     65     112     241
Moderately Conservative Fund
GVIT Gartmore GVIT Money Market Fund:       84    110     139     241     21     65     112     241      *     65     112     241
Class I (formerly, NSAT Money Market
Fund)
GVIT Gartmore GVIT Total Return Fund:       86    116     149     262     23     71     122     262      *     71     122     262
Class I (formerly, NSAT Total Return
Fund)
GVIT Gartmore GVIT Worldwide Leaders        93    136     181     325     30     91     154     325      *     91     154     325
Fund: Class I (formerly, NSAT Nationwide
Global 50 Fund)
GVIT GVIT Small Cap Growth Fund: Class I    95    141     190     343     32     96     163     343      *     96     163     343
(formerly, NSAT Nationwide Small Cap
Growth Fund)
GVIT GVIT Small Cap Value Fund: Class I     90    129     170     303     27     84     143     303      *     84     143     303
(formerly, NSAT Nationwide Small Cap
Value Fund)
GVIT GVIT Small Company Fund: Class I       90    128     169     302     27     83     142     302      *     83     142     302
(formerly, NSAT Nationwide Small Company
Fund)
GVIT Strong GVIT Mid Cap Growth Fund:       90    128     168     300     27     83     141     300      *     83     141     300
Class I (formerly, NSAT Strong NSAT Mid
Cap Growth Fund)

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

8. THE THIRD BULLET ITEM OF THE FIRST PARAGRAPH OF THE "INDIVIDUAL RETIREMENT ANNUITIES (IRAS)" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED AS FOLLOWS:

     o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

9. THE FOURTH PARAGRAPH OF THE "INDIVIDUAL RETIREMENT ANNUITIES (IRAS)" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED AS FOLLOWS:

     IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

10. THE THIRD BULLET ITEM OF THE FIRST PARAGRAPH OF THE "ROTH IRAS" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED AS FOLLOWS:

     o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

11. THE "TAX SHELTERED ANNUITIES" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED TO INCLUDE THE FOLLOWING AS THE THIRD PARAGRAPH OF THE PROVISION:

     Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

12.  THE "CHARGES AND DEDUCTIONS" PROVISION IS AMENDED TO INCLUDE THE FOLLOWING:

     SHORT-TERM TRADING FEES

     Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account. Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge of such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

     Currently, none of the underlying mutual funds offered as investment options under the contract assess a short-term trading fee.

     If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

     When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

     Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

     o scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

     o   contract loans or surrenders, including CDSC-free withdrawals; or

     o   transfers made upon annuitization of the contract.

     New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

13. THE PROVISION ENTITLED "MARKET TIMING FIRMS" IS REMOVED AND THE PROVISION ENTITLED "TRANSFERS AMONG THE SUB-ACCOUNTS" IS MODIFIED TO INCLUDE THE
     FOLLOWING:


     Transfers involving sub-accounts may be subject to restrictions or requirements imposed by the underlying mutual fund. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a sub-account that occur within 60 days following the date of allocation to the sub-account. These short-term trading fees will equal 1% of the amount determined to be engaged in short-term trading and will be deducted from the contract owner's sub-account value. Short-term trading fees will only apply to those sub-accounts corresponding to the underlying mutual funds that explicitly require the assessment of such fees. Refer to the prospectus for the underlying mutual funds for more information.

     Additionally, Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

     If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.

14.  THE "REQUIRED DISTRIBUTIONS" PROVISION IS MODIFIED AS FOLLOWS:

     REQUIRED DISTRIBUTIONS

     Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

     The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

     REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

     In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

     Life expectancies and joint life expectancies will be determined pursuant to Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A 7.

     Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

     REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

     Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

          1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

          2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

               a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

               b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

     In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

          a) the death of the annuitant will be treated as the death of a contract owner;

          b) any change of annuitant will be treated as the death of a contract owner; and

          c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

     These distribution provisions do not apply to any contract exempt from
     Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

     The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

     REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, INDIVIDUAL RETIREMENT ANNUITIES, AND ROTH IRAS

     Distributions from a Tax Sheltered Annuity or Individual Retirement Annuity must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

          a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

          b) a period not longer than the period determined under the table in Proposed Treasury Regulation 1.401(a)(9)-5, Q&A4, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A7.

     For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

     For Individual Retirement Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity of the contract owner.

     If the contract owner's entire interest in a Tax Sheltered Annuity or Individual Retirement Annuity, will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

     If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or Individual Retirement Annuity) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:


          (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

          (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

          (c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

     If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or Individual Retirement Annuity must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

          (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

          (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

          (c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

     If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

     For Individual Retirement Annuities, a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities.

     Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

15. THE LAST PARAGRAPH OF THE "NON-QUALIFIED CONTRACTS - NON-NATURAL PERSONS AS CONTRACT OWNERS" PROVISION UNDER THE HEADING "FEDERAL INCOME TAXES" IS MODIFIED AS FOLLOWS:

     The non-natural person rules also do not apply to contracts that are:

     o acquired by the estate of a decedent by reason of the death of the decedent;

     o issued in connection with certain qualified retirement plans and individual retirement plans;

     o purchased by an employer upon the termination of certain qualified retirement plans;

     o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

16.  THE LAST PARAGRAPH OF THE "WITHHOLDING" PROVISION IS MODIFIED AS FOLLOWS:

     If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

17.  THE "TAX CHANGES" PROVISION IS MODIFIED AS FOLLOWS:

     The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

     In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

     o    generally lowering federal income tax rates;

     o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

     o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

     o    eliminating and/or reducing the highest federal estate tax rates;

     o    increasing the estate tax credit; and

     o    for persons dying after 2009, repealing the estate tax.

     All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

18.  "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" IS MODIFIED AS
     FOLLOWS:

     GARTMORE VARIABLE INSURANCE TRUST

     Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust) ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore GVIT Emerging Markets Fund and Gartmore GVIT International Growth Fund. The remaining assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

          DREYFUS GVIT MID CAP INDEX FUND: CLASS I (FORMERLY, DREYFUS NSAT MID CAP INDEX FUND)

          Subadviser: The Dreyfus Corporation

          Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the Standard & Poor's MidCap 400 Index and in derivative instruments linked to the S&P 400. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

          FEDERATED GVIT EQUITY INCOME FUND: CLASS I (FORMERLY, FEDERATED NSAT EQUITY INCOME FUND)

          Subadviser: Federated Investment Counseling

          Investment Objective: Above average income and capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in income producing U.S. and foreign equity securities and securities that are convertible into common stock.

          FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I (FORMERLY, FEDERATED NSAT HIGH INCOME BOND FUND)

          Subadviser: Federated Investment Counseling

          Investment Objective: To provide high current income. Under normal conditions, the Fund invests at least 80% of the Fund's net assets in corporate bonds that are rated BBB or lower by a rating agency or that are unrated but of comparable quality. Such funds are commonly referred to as "junk bonds."

          GARTMORE GVIT EMERGING MARKETS FUND: CLASS I (FORMERLY, GARTMORE NSAT EMERGING MARKETS FUND)

          Subadviser: Gartmore Global Partners

          Investment Objective: Long term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market or developing countries or that derive a significant portion of their earnings or revenue from emerging market countries.

          GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I (FORMERLY, GARTMORE NSAT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND)

          Investment Objective: Long term capital appreciation by investing under normal conditions at least 80% of its net assets in equity securities issued by companies with business operations in technology and communications and/or technology and communication related industries. These companies will be tied economically to a number of countries throughout the world, including the United States.

          GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I (FORMERLY, GOVERNMENT BOND
          FUND)

          Investment Objective: Seeks as high a level of income as is consistent with the preservation of capital. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. The duration of the Fund will typically be four to six years.

          GARTMORE GVIT GROWTH FUND: CLASS I (FORMERLY, CAPITAL APPRECIATION
          FUND)

          Investment Objective: Long-term capital appreciation. The Fund invests primarily in large capitalization companies. The Fund looks for companies whose earnings are expected to grow faster than other companies in the market.

          GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I (FORMERLY, GARTMORE NSAT INTERNATIONAL GROWTH FUND)

          Subadviser: Gartmore Global Partners

          Investment Objective: Long term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries.

          GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND

          Investment Objective: To maximize total investment return primarily by seeking growth of capital. The Fund invests in a target allocation mix of 40% large cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S. stocks, 30% international funds, and 5% bonds.

          GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND

          Investment Objective: To maximize total investment return by seeking income and, secondarily, long term growth of capital. The Fund invests in a target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S. stocks, 5% international stocks, 35% bonds, and 45% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND

          Investment Objective: To maximize total investment return by seeking growth of capital and income. The Fund invests in a target allocation mix of 30% large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S. stocks, 15% international stocks, 25% bonds, and 15% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND

          Investment Objective: To maximize total investment return primarily by seeking growth of capital, but also income. The Fund invests in a target allocation mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND

          Investment Objective: To maximize total investment return by seeking income and, secondarily, growth of capital. The Fund invests in a target allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S. stocks, 10% international stocks, 35% bonds, and 25% short-term investments.

          GARTMORE GVIT MONEY MARKET FUND: CLASS I (FORMERLY, MONEY MARKET FUND)

          Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less.

          GARTMORE GVIT TOTAL RETURN FUND: CLASS I (FORMERLY, TOTAL RETURN FUND)

          Investment Objective: Seeks total return through a flexible combination of capital appreciation and current income. The Fund invests primarily in common stocks and convertible securities.

          GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS I (FORMERLY, NATIONWIDE GLOBAL 50 FUND)

          Subadviser: Gartmore Global Partners

          Investment Objective: Long-term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located throughout the world considered to be leaders.

          GVIT SMALL CAP GROWTH FUND: CLASS I (FORMERLY, NATIONWIDE SMALL CAP GROWTH FUND)

          Subadvisers: Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC and Waddell & Reed Investment Management Company

          Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal conditions, the Fund will invest at least 80% of its net assets in the equity securities of small cap companies.

          GVIT SMALL CAP VALUE FUND: CLASS I (FORMERLY, NATIONWIDE SMALL CAP VALUE FUND)

          Subadviser: The Dreyfus Corporation

          Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index. The Fund will invest in stocks of U.S. and foreign companies which the portfolio managers believe qualify as "value" companies.

          GVIT SMALL COMPANY FUND: CLASS I (FORMERLY, NATIONWIDE SMALL COMPANY
          FUND)

          Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Gartmore Global Partners, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company

          Investment Objective: Long-term growth of capital. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities issued by small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

          NATIONWIDE GVIT STRATEGIC VALUE FUND: CLASS I (FORMERLY, NATIONWIDE STRATEGIC VALUE FUND) (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000)

          Subadviser: Strong Capital Management Inc.

          Investment Objective: Primarily long-term capital appreciation. The Fund invests primarily in common stocks of medium and large-size companies. The subadviser selects stocks of companies that have attractive growth prospects, but are believed to be underpriced. To a limited extent, the Fund may also invest in foreign securities.

          STRONG GVIT MID CAP GROWTH FUND: CLASS I (FORMERLY, STRONG NSAT MID CAP GROWTH FUND)

          Subadviser: Strong Capital Management Inc.

          Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by mid capitalization companies.

          TURNER GVIT GROWTH FOCUS FUND: CLASS I (FORMERLY, TURNER NSAT GROWTH FOCUS FUND) (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER JANUARY 25,
          2002)

          Subadviser: Turner Investment Partners, Inc.

          Investment Objective: Long term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 15 to 30 common stocks.

                        NATIONWIDE LIFE INSURANCE COMPANY
                       Deferred Variable Annuity Contracts

             Issued by Nationwide Life Insurance Company through its
                         Nationwide Variable Account-8

                   The date of this prospectus is May 1, 2001.


Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including mutual funds and other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

The contracts described in this prospectus are only available in the State of New York.

The following underlying mutual funds are available under the contracts:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

     o    American Century VP Income & Growth

     o    American Century VP International

     o    American Century VP Value

DREYFUS

     o    The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares

     o Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)

FEDERATED INSURANCE SERIES

     o    Federated Quality Bond Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

     o    VIP Equity-Income Portfolio: Service Class

     o    VIP Growth Portfolio: Service Class

     o    VIP High Income Portfolio: Service Class*

     o    VIP Overseas Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

     o    VIP II Contrafund(R) Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

     o    VIP III Growth Opportunities Portfolio: Service Class

JANUS ASPEN SERIES

     o    Capital Appreciation Portfolio: Service Shares

     o    Global Technology Portfolio: Service Shares

     o    International Growth Portfolio: Service Shares

MORGAN STANLEY

     THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)

     o    Emerging Markets Debt Portfolio

     o    U.S. Real Estate Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST

     o    Capital Appreciation Fund

     o    Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide(R) Mid Cap Index
          Fund)

     o Federated NSAT Equity Income Fund (formerly, Nationwide(R) Equity Income Fund)

     o Federated NSAT High Income Bond Fund* (formerly, Nationwide(R) High Income Bond Fund)

     o    Gartmore NSAT Emerging Markets Fund

     o    Gartmore NSAT Global Technology and Communications Fund

     o    Gartmore NSAT International Growth Fund

     o    Government Bond Fund

     o    Money Market Fund

     o    Nationwide(R) Global 50 Fund (formerly, Nationwide(R) Global Equity
          Fund) (subadviser: J.P. Morgan InvestmenT Management Inc.)

     o Nationwide(R) Small Cap Growth Fund (formerly, Nationwide(R) Select Advisers Small Cap Growth Fund) (subadvisers: Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC and Waddell & Reed Investment Management Company)

     o    Nationwide(R) Small Cap Value Fund (subadviser: The Dreyfus
          Corporation)

     o Nationwide(R) Small Company Fund (subadvisers: The Dreyfus Corporation, Neuberger Berman LLC, Lazard Asset Management, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company)

     o Strong NSAT Mid Cap Growth Fund (formerly, Nationwide(R) Strategic Growth Fund)

     o    Total Return Fund

     o    Turner NSAT Growth Focus Fund

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

     o    AMT Guardian Portfolio

     o    AMT Mid-Cap Growth Portfolio*

     o    AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS

     o    Oppenheimer Aggressive Growth Fund/VA

     o    Oppenheimer Capital Appreciation Fund/VA

     o    Oppenheimer Main Street Growth & Income Fund/VA

SALOMON BROTHERS VARIABLE SERIES FUNDS INC.

     o    Capital Fund

     o    High Yield Bond Fund

     o    Investors Fund

     o    Total Return Fund

VAN ECK WORLDWIDE INSURANCE TRUST

     o    Worldwide Emerging Markets Fund

     o    Worldwide Hard Assets Fund

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000:

CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)

     o    Value Portfolio (formerly, Growth & Income Portfolio)

NATIONWIDE SEPARATE ACCOUNT TRUST

     o Nationwide(R) Strategic Value Fund (subadviser: Strong Capital Management, Inc.)

*These funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-8 ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

The Statement of Additional Information (dated May 1, 2001) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 41.

For general information or to obtain FREE copies of the:

     o    Statement of Additional Information;

     o prospectus, annual report or semi-annual report for any underlying mutual fund;

     o    prospectus for the Guaranteed Term Options; and

     o    required Nationwide forms,

call:   1-800-848-6331
        1-800-238-3035 (TDD)

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       ONE NATIONWIDE PLAZA, 1-05-P1
       COLUMBUS, OHIO 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   WWW.SEC.GOV

THIS ANNUITY:

o    IS NOT A BANK DEPOSIT

o    IS NOT FDIC INSURED

o    IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY

o    IS NOT AVAILABLE IN EVERY STATE

o    MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

The contracts described in this prospectus are offered in the State of New York only. The contracts will be offered only until the State of New York Insurance Department approves an enhanced version of the contracts.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT - An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE - The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE - The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT - An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE - The total value of all accumulation units in a contract plus any amount held in the fixed account, and any amount held under Guaranteed Term Options.

CONTRACT YEAR - Each year the contract is in force beginning with the date the contract is issued.

ERISA - The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT - An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT - All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT - An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY - An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT - A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE - Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT - A contract which does not qualify for favorable tax treatment as an Individual Retirement Annuity, Roth IRA, or Tax Sheltered Annuity.

QUALIFIED PLAN - A retirement plan that receives favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

ROTH IRA - An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SUB-ACCOUNTS - Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY - An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD - Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT - Nationwide Variable Account-8, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.....................................

SUMMARY OF CONTRACT EXPENSES..................................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................

EXAMPLE.......................................................

SYNOPSIS OF THE CONTRACTS.....................................

FINANCIAL STATEMENTS..........................................

CONDENSED FINANCIAL INFORMATION...............................

NATIONWIDE LIFE INSURANCE COMPANY.............................

NATIONWIDE INVESTMENT SERVICES CORPORATION....................

TYPES OF CONTRACTS............................................
     Non-Qualified Contracts
     Individual Retirement Annuities (IRAs)
     Roth IRAs
     Tax Sheltered Annuities
     Qualified Plans

INVESTING IN THE CONTRACT.....................................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account

CHARGES AND DEDUCTIONS........................................
     Mortality and Expense Risk Charge
     Administration Charge
     Contingent Deferred Sales Charge
     Premium Taxes

CONTRACT OWNERSHIP............................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT.....................................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE...............................................

SURRENDER (REDEMPTION)........................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Tax Sheltered Annuity

LOAN PRIVILEGE................................................
     Minimum & Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT....................................................

CONTRACT OWNER SERVICES.......................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE.....................................

ANNUITIZING THE CONTRACT......................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Annuity Payment Options

DEATH BENEFITS................................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS........................................
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Tax Sheltered Annuities
     Required Distributions for Individual Retirement Annuities
     Required Distributions for Roth IRAs
     New Minimum Required Distribution Rules

FEDERAL TAX CONSIDERATIONS....................................
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS........................................

LEGAL PROCEEDINGS.............................................

ADVERTISING...................................................

SUB-ACCOUNT PERFORMANCE SUMMARY...............................

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION......

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS............

APPENDIX B: CONDENSED FINANCIAL INFORMATION...................

SUMMARY OF CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless the contract owner meets an available exception under the contract.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments surrendered)...........................7%(1)

Range of CDSC over time:

NUMBER OF COMPLETED YEARS FROM            CDSC
   DATE OF PURCHASE PAYMENT            PERCENTAGE
------------------------------         ----------
               0                           7%
               1                           6%
               2                           5%
               3                           4%
               4                           3%
               5                           2%
               6                           1%
               7                           0%

(1) Each contract year, the contract owner may withdraw without a CDSC the greater of:

     a)   10% of all purchase payments made to the contract; or

     b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

The Internal Revenue Code may impose restrictions on withdrawals for contracts issued as Tax Sheltered Annuities.

VARIABLE ACCOUNT CHARGES(2)

(annualized rate of variable account charges as a percentage of the daily net assets)

Mortality and Expense Risk Charge......................1.25%
Administration Charge..................................0.15%
     Total Variable Account Charges....................1.40%

(2) These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annual rate noted above.

MAXIMUM LOAN PROCESSING FEE...............................$25

Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee (see "Loan Privilege").

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS,
                          AFTER EXPENSE REIMBURSEMENT)

                                                                                                                 Total Underlying
                                                                       Management        Other         12b-1        Mutual Fund
                                                                          Fees         Expenses        Fees          Expenses
                                                                       ----------      --------        -----     ----------------
American Century Variable Portfolios, Inc. - American Century VP          0.70%          0.00%         0.00%           0.70%
Income & Growth
American Century Variable Portfolios, Inc. - American Century VP          1.23%          0.00%         0.00%           1.23%
International
American Century Variable Portfolios, Inc. - American Century VP          1.00%          0.00%         0.00%           1.00%
Value
Credit Suisse Warburg Pincus Trust - Value Portfolio (formerly,           0.48%          0.52%         0.00%           1.00%
Warburg Pincus Trust - Value Portfolio) (formerly, Warburg Pincus
Trust - Growth & Income Portfolio)
The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares        0.75%          0.03%         0.00%           0.78%
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial        0.75%          0.03%         0.00%           0.78%
Shares (formerly, Capital Appreciation Portfolio)
Federated Insurance Series - Federated Quality Bond Fund II               0.28%          0.42%         0.00%           0.70%
Fidelity VIP Equity-Income Portfolio:  Service Class*                     0.48%          0.08%         0.10%           0.66%
Fidelity VIP Growth Portfolio:  Service Class*                            0.57%          0.09%         0.10%           0.76%
Fidelity VIP  High Income Portfolio:  Service Class                       0.58%          0.10%         0.10%           0.78%
Fidelity VIP Overseas Portfolio:  Service Class*                          0.72%          0.17%         0.10%           0.99%
Fidelity VIP II Contrafund(R) Portfolio:  Service Class*                  0.57%          0.09%         0.10%           0.76%
Fidelity VIP III Growth Opportunities Portfolio:  Service Class*          0.58%          0.11%         0.10%           0.79%
Janus Aspen Series - Capital Appreciation Portfolio: Service Shares       0.65%          0.02%         0.25%           0.92%
Janus Aspen Series - Global Technology Portfolio: Service Shares          0.65%          0.04%         0.25%           0.94%
Janus Aspen Series - International Growth Portfolio: Service Shares       0.65%          0.06%         0.25%           0.96%
NSAT Capital Appreciation Fund                                            0.60%          0.20%         0.00%           0.80%
NSAT Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide Mid Cap        0.50%          0.15%         0.00%           0.65%
Index Fund)
NSAT Federated NSAT Equity Income Fund (formerly, Nationwide Equity       0.80%          0.15%         0.00%           0.95%
Income Fund)
NSAT Federated NSAT High Income Bond Fund (formerly, Nationwide           0.80%          0.15%         0.00%           0.95%
High Income Bond Fund)
NSAT Gartmore NSAT Emerging Markets Fund                                  1.15%          0.60%         0.00%           1.75%
NSAT Gartmore NSAT Global Technology and Communications Fund              0.98%          0.37%         0.00%           1.35%
NSAT Gartmore NSAT International Growth Fund                              1.00%          0.60%         0.00%           1.60%
NSAT Government Bond Fund                                                 0.50%          0.16%         0.00%           0.66%
NSAT Money Market Fund                                                    0.39%          0.16%         0.00%           0.55%
NSAT Nationwide Global 50 Fund (formerly, Nationwide Global Equity        1.00%          0.20%         0.00%           1.20%
Fund)
NSAT Nationwide Small Cap Growth Fund (formerly, Nationwide Select        1.10%          0.20%         0.00%           1.30%
Advisers Small Cap Growth Fund)
NSAT Nationwide Small Cap Value Fund                                      0.90%          0.15%         0.00%           1.05%
NSAT Nationwide Small Company Fund                                        0.93%          0.28%         0.00%           1.21%
NSAT Nationwide Strategic Value Fund                                      0.90%          0.10%         0.00%           1.00%
NSAT Strong NSAT Mid Cap Growth Fund (formerly, Nationwide                0.90%          0.10%         0.00%           1.00%
Strategic Growth Fund)
NSAT Total Return Fund                                                    0.58%          0.20%         0.00%           0.78%
NSAT Turner NSAT Growth Focus Fund                                        0.90%          0.45%         0.00%           1.35%
Neuberger Berman AMT Guardian Portfolio                                   0.85%          0.15%         0.00%           1.00%
Neuberger Berman AMT Mid-Cap Growth Portfolio                             0.84%          0.14%         0.00%           0.98%
Neuberger Berman AMT Partners Portfolio                                   0.82%          0.10%         0.00%           0.92%
Oppenheimer Variable Account Funds - Oppenheimer Aggressive Growth        0.62%          0.02%         0.00%           0.64%
Fund/VA

                                                                                                                 Total Underlying
                                                                       Management        Other         12b-1        Mutual Fund
                                                                          Fees         Expenses        Fees          Expenses
                                                                       ----------      --------        -----     ----------------
Oppenheimer Variable Account Funds - Oppenheimer Capital                  0.64%          0.03%         0.00%           0.67%
Appreciation Fund/VA
Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth       0.70%          0.03%         0.00%           0.73%
& Income Fund/VA
Salomon Brothers Variable Series Funds Inc. - Capital Fund                0.58%          0.42%         0.00%           1.00%
Salomon Brothers Variable Series Funds Inc. - High Yield Bond Fund        0.00%          1.00%         0.00%           1.00%
Salomon Brothers Variable Series Funds Inc. - Investors Fund              0.70%          0.21%         0.00%           0.91%
Salomon Brothers Variable Series Funds Inc. - Total Return Fund           0.46%          0.54%         0.00%           1.00%
The Universal Institutional Funds, Inc. - Emerging Markets Debt           0.59%          0.81%         0.00%           1.40%
Portfolio (formerly, Morgan Stanley Dean Witter Universal Funds,
Inc. - Emerging Markets Debt Portfolio)
The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio      0.74%          0.36%         0.00%           1.10%
Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund       1.00%          0.26%         0.00%           1.26%
Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund            1.00%          0.14%         0.00%           1.14%

*Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of the uninvested cash balances were used to reduce a portion of the Fund's custodian expenses.

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                                                                                                                        Total
                                                                                                                     Underlying
                                                                        Management       Other          12b-1        Mutual Fund
                                                                           Fees         Expenses        Fees          Expenses
                                                                        ----------      --------        -----        -----------
Credit Suisse Warburg Pincus Trust - Value Portfolio (formerly,            0.75%         0.54%          0.00%           1.29%
Warburg Pincus Trust - Value Portfolio) (formerly, Warburg Pincus
Trust - Growth & Income Portfolio)
Federated Insurance Series - Federated Quality Bond Fund II                0.60%         0.67%          0.25%           1.52%
NSAT Capital Appreciation Fund                                             0.60%         0.23%          0.00%           0.83%
NSAT Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide Mid Cap         0.50%         0.40%          0.00%           0.90%
Index Fund)
NSAT Federated NSAT Equity Income Fund (formerly, Nationwide Equity        0.80%         0.31%          0.00%           1.11%
Income Fund)
NSAT Federated NSAT High Income Bond Fund (formerly, Nationwide High       0.80%         0.32%          0.00%           1.12%
Income Bond Fund)
NSAT Gartmore NSAT Emerging Markets Fund                                   1.15%         2.94%          0.00%           4.09%
NSAT Gartmore NSAT Global Technology and Communications Fund               0.98%         1.59%          0.00%           2.57%
NSAT Gartmore NSAT International Growth Fund                               1.00%         1.88%          0.00%           2.88%
NSAT Government Bond Fund                                                  0.50%         0.23%          0.00%           0.73%
NSAT Money Market Fund                                                     0.39%         0.22%          0.00%           0.61%
NSAT Nationwide Global 50 Fund (formerly, Nationwide Global Equity         1.00%         0.42%          0.00%           1.42%
Fund)
NSAT Nationwide Small Cap Growth Fund (formerly, Nationwide Select         1.10%         0.50%          0.00%           1.60%
Advisers Small Cap Growth Fund)
NSAT Nationwide Small Cap Value Fund                                       0.90%         0.30%          0.00%           1.20%

                                                                                                                        Total
                                                                                                                     Underlying
                                                                        Management       Other          12b-1        Mutual Fund
                                                                           Fees         Expenses        Fees          Expenses
                                                                        ----------      --------        -----        -----------
NSAT Nationwide Strategic Value Fund                                       0.90%         0.36%          0.00%           1.26%
NSAT Strong NSAT Mid Cap Index Fund (formerly, Nationwide Strategic        0.90%         0.27%          0.00%           1.17%
Growth Fund)
NSAT Total Return Fund                                                     0.58%         0.23%          0.00%           0.81%
NSAT Turner NSAT Growth Focus Fund                                         0.90%         4.13%          0.00%           5.03%
Salomon Brothers Variable Series Funds Inc. - Capital Fund                 0.85%         0.42%          0.00%           1.27%
Salomon Brothers Variable Series Funds Inc. - High Yield Bond Fund         0.75%         1.03%          0.00%           1.78%
Salomon Brothers Variable Series Funds Inc. - Total Return Fund            0.80%         0.54%          0.00%           1.34%
The Universal Institutional Funds, Inc. - Emerging Markets Debt            0.80%         0.81%          0.00%           1.61%
Portfolio (formerly, Morgan Stanley Dean Witter Universal Funds,
Inc. - Emerging Markets Debt Portfolio)
The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio       0.80%         0.36%          0.00%           1.16%
Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund        1.00%         0.33%          0.00%           1.33%
Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund             1.00%         0.16%          0.00%           1.16%

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. The underlying mutual fund expense information is for the period ended December 31, 2000 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.

These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the 7 year CDSC schedule and variable account charges of 1.40%. Deductions for premium taxes are not reflected but may apply.

                               If you surrender your contract If you do not surrender your If you annuitize your contract
                                at the end of the applicable   contract at the end of the   at the end of the applicable
                                        time period              applicable time period              time period
                               ------------------------------ ---------------------------- ------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr. 3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
                               -----  ------  ------ -------  ----- ------ ------  -------  ----- ------  ------ -------
American Century Variable        85     113    144     250      22    68     117     250      *     68     117     250
Portfolios, Inc. - American
Century VP Income & Growth
American Century Variable        91     130    171     306      28    85     144     306      *     85     144     306
Portfolios, Inc. - American
Century VP International
American Century Variable        88     122    159     282      25    77     132     282      *     77     132     282
Portfolios, Inc. - American
Century VP Value
Credit Suisse Warburg Pincus     88     122    159     282      25    77     132     282      *     77     132     282
Trust - Value Portfolio
(formerly, Warburg Pincus
Trust - Value Portfolio)
(formerly, Warburg Pincus
Trust - Growth & Income
Portfolio)
The Dreyfus Socially             86     116    148     259      23    71     121     259      *     71     121     259
Responsible Growth Fund,
Inc.: Initial Shares

                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the    at the end of the applicable
                                        time period              applicable time period               time period
                               ------------------------------ ----------------------------  ------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr. 3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
                               -----  ------  ------ -------  ----- ------ ------  -------  ----- ------  ------ -------
Dreyfus Variable Investment      86     116    148     259      23    71     121     259      *     71     121     259
Fund - Appreciation
Portfolio: Initial Shares
(formerly, Capital
Appreciation Portfolio)
Federated Insurance Series -     85     113    144     250      22    68     117     250      *     68     117     250
Federated Quality Bond Fund II
Fidelity VIP Equity-Income       85     112    141     246      22    67     114     246      *     67     114     246
Portfolio:  Service Class
Fidelity VIP Growth              86     115    147     257      23    70     120     257      *     70     120     257
Portfolio:  Service Class
Fidelity VIP  High Income        86     116    148     259      23    71     121     259      *     71     121     259
Portfolio:  Service Class
Fidelity VIP Overseas            88     122    159     281      25    77     132     281      *     77     132     281
Portfolio:  Service Class
Fidelity VIP II Contrafund(R)    86     115    147     257      23    70     120     257      *     70     120     257
Portfolio:  Service Class
Fidelity VIP III Growth          86     116    148     260      23    71     121     260      *     71     121     260
Opportunities Portfolio:
Service Class
Janus Aspen Series - Capital     87     120    155     274      24    75     128     274      *     75     128     274
Appreciation Portfolio:
Service Shares
Janus Aspen Series - Global      88     121    156     276      25    76     129     276      *     76     129     276
Technology Portfolio: Service
Shares
Janus Aspen Series -             88     121    157     278      25    76     130     278      *     76     130     278
International Growth
Portfolio: Service Shares
NSAT Capital Appreciation Fund   86     116    149     261      23    71     122     261      *     71     122     261
NSAT Dreyfus NSAT Mid Cap        85     111    141     245      22    66     114     245      *     66     114     245
Index Fund (formerly,
Nationwide Mid Cap Index Fund)
NSAT Federated NSAT Equity       88     121    157     277      25    76     130     277      *     76     130     277
Income Fund (formerly,
Nationwide Equity Income Fund)
NSAT Federated NSAT High         88     121    157     277      25    76     130     277      *     76     130     277
Income Bond Fund (formerly,
Nationwide High Income Bond
Fund)
NSAT Gartmore NSAT Emerging      96     146    198     357      33    101    171     357      *     101    171     357
Markets Fund
NSAT Gartmore NSAT Global        92     113    178     318      29    88     151     318      *     88     151     318
Technology and Communications
Fund
NSAT Gartmore NSAT               95     141    190     343      32    96     163     343      *     96     163     343
International Growth Fund
NSAT Government Bond Fund        85     112    141     246      22    67     114     246      *     67     114     246
NSAT Money Market Fund           83     108    136     234      20    63     109     234      *     63     109     234
NSAT Nationwide Global 50        90     129    170     303      27    84     143     303      *     84     143     303
Fund (formerly, Nationwide
Global Equity Fund)

                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the    at the end of the applicable
                                        time period              applicable time period               time period
                               ------------------------------ ----------------------------  ------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr. 3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
                               -----  ------  ------ -------  ----- ------ ------  -------  ----- ------  ------ -------
NSAT Nationwide Small Cap        91     132    175     313      28    87     148     313      *     87     148     313
Growth Fund (formerly,
Nationwide Select Advisers
Small Cap Growth Fund)
NSAT Nationwide Small Cap        89     124    162     287      26    79     135     287      *     79     135     287
Value Fund
NSAT Nationwide Small Company    90     129    170     304      27    84     143     304      *     84     143     304
Fund
NSAT Nationwide Strategic        88     122    159     282      25    77     132     282      *     77     132     282
Value Fund
NSAT Strong NSAT Mid Cap         88     122    159     282      25    77     132     282      *     77     132     282
Growth Fund (formerly,
Nationwide Strategic Growth
Fund)
NSAT Total Return Fund           86     116    148     259      23    71     121     259      *     71     121     259
NSAT Turner NSAT Growth Focus    92     133    178     318      29    88     151     318      *     88     151     318
Fund
Neuberger Berman AMT Guardian    88     122    159     282      25    77     132     282      *     77     132     282
Portfolio
Neuberger Berman AMT Mid-Cap     88     122    158     280      25    77     131     280      *     77     131     280
Growth Portfolio
Neuberger Berman AMT Partners    87     120   155      274      24    75     128     274      *     75     128     274
Portfolio
Oppenheimer Variable Account     84     111    140     244      21    66     113     244      *     66     113     244
Funds - Oppenheimer
Aggressive Growth Fund/VA
Oppenheimer Variable Account     85     112    142     247      22    67     115     247      *     67     115     247
Funds - Oppenheimer Capital
Appreciation Fund/VA
Oppenheimer Variable Account     85     114    145     254      22    69     118     254      *     69     118     254
Funds - Oppenheimer Main
Street Growth & Income Fund/VA
Salomon Brothers Variable        88     122    159     282      25    77     132     282      *     77     132     282
Series Funds Inc. - Capital
Fund
Salomon Brothers Variable        88     122    159     282      25    77     132     282      *     77     132     282
Series Funds Inc. - High
Yield Bond Fund
Salomon Brothers Variable        87     120    155     273      24    75     128     273      *     75     128     273
Series Funds Inc. - Investors
Fund
Salomon Brothers Variable        88     122    159     282      25    77     132     282      *     77     132     282
Series Funds Inc. - Total
Return Fund
The Universal Institutional      92     135    180     323      29    90     153     323      *     90     153     323
Funds, Inc. - Emerging
Markets Debt Portfolio
(formerly, Morgan Stanley
Dean Witter Universal Funds,
Inc. - Emerging Markets Debt
Portfolio)
The Universal Institutional      89     126    165     292      26    81     138     292      *     81     138     292
Funds, Inc. - U.S. Real
Estate Portfolio

                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the    at the end of the applicable
                                        time period              applicable time period               time period
                               ------------------------------ ----------------------------  ------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr. 3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
                               -----  ------  ------ -------  ----- ------ ------  -------  ----- ------  ------ -------
Van Eck Worldwide Insurance      91     131    173     309      28    86     146     309      *     86     146     309
Trust - Worldwide Emerging
Markets Fund
Van Eck Worldwide Insurance      90     127    167     297      27    82     140     297      *     82     140     297
Trust - Worldwide Hard Assets
Fund

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.


SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts in the State of New York only. If the contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner(s)" will mean "participant(s)," unless the plan otherwise permits or requires the contract owner to exercise contract rights under the authority of the plan terms.

The contracts can be categorized as:

     o    Non-Qualified;

     o IRAs, with contributions rolled over or transferred from certain tax-qualified plans;

     o    Roth IRAs;

     o Tax Sheltered Annuities, with contributions rolled over or transferred from other Tax Sheltered Annuity plans;

     o    Charitable Remainder Trusts; and

     o    Investment-only Contracts.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

     CONTRACT                     MINIMUM INITIAL            MINIMUM SUBSEQUENT
       TYPE                      PURCHASE PAYMENT                 PAYMENTS
     --------                    ----------------            ------------------
Non-Qualified                         $15,000                      $1,000
IRA                                   $15,000                      $1,000
Roth IRA                              $15,000                      $1,000
Tax Sheltered Annuity                 $15,000                      $1,000
Charitable Remainder Trust               $0                          $0
Investment-only                       $15,000                      $1,000

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, as well as administrative risks.

Nationwide deducts an Administration Charge equal to an annualized rate of 0.15% of the daily net assets of the variable account. Nationwide assesses this charge in return for incurring administrative expenses related to contract issuance and maintenance.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option elected prior to annuitization (see "Annuity Payment Options").

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding accumulation unit values.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

Individual Retirement Annuities are contracts that satisfy the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $2,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, and qualified retirement plans, including 401(k) plans.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $2,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

QUALIFIED PLANS

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-8 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on August 13, 1995, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other sub-account contains shares attributable to accumulation units under Individual Retirement Annuities, Investment-only contracts, Roth IRAs, and Tax Sheltered Annuities.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of the underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

     1) shares of a current underlying mutual fund are no longer available for investment; or

     2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter after the maturity date.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on current interest rate fluctuations. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. When actual interest rates are higher than the guaranteed rate, a market value adjustment would reduce the value of the amount distributed. When actual interest rates are lower than the guaranteed rate, the value of the amount distributed would increase.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to the accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying mutual funds in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations that are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the underlying mutual fund options.

o Dollar Cost Averaging - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 1.25% of the daily net assets of the variable account.

The Mortality Risk Charge is equal to an annualized rate of 0.80% of the daily net assets of the variable account and compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.

The Expense Risk Charge is equal to an annualized rate of 0.45% of the daily net assets of the variable account and compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

ADMINISTRATION CHARGE

Nationwide deducts an Administration Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 0.15% of the daily net assets of the variable account.

The Administration Charge compensates Nationwide for expenses related to contract issuance and maintenance.

If this charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contract. However, if any part of the contract is surrendered, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earning are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:

             NUMBER OF COMPLETED YEARS
               FROM DATE OF PURCHASE                 CDSC
                      PAYMENT                     PERCENTAGE
             -------------------------            ----------
                         0                            7%
                         1                            6%
                         2                            5%
                         3                            4%
                         4                            3%
                         5                            2%
                         6                            1%
                         7                            0%

The CDSC is used to cover sales expenses, including commissions (maximum of 6.5% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

     a)   10% of all purchase payments; or

     b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

     1) upon the annuitization of contracts which have been in force for at least two years;

     2)   upon payment of a death benefit; or

     3) from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b) where:

     a) is the amount which would otherwise be available for withdrawal without a CDSC; and

     b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

     1)   the time the contract is surrendered;

     2)   annuitization; or

     3)   such other date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

     o    on a Nationwide form;

     o    signed by the contract owner; and

     o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distribution will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract. If a contract owner who is NOT the annuitant dies before the annuitization date, the joint owner becomes the contract owner.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

     o    joint owners can only be named for Non-Qualified Contracts;

     o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

     o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

     o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently of either joint owner; and

     o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner. However, if the contingent owner dies before the contract owner, and there is no surviving joint owner, all of the contract benefits that would have gone to the contingent owner will go to the contract owner's estate.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant. The contract owner can name more than one beneficiary. The beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

The contract owner may change the beneficiary(ies) or contingent beneficiary(ies) during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT


MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

     CONTRACT                      MINIMUM INITIAL      MINIMUM SUBSEQUENT
       TYPE                       PURCHASE PAYMENT           PAYMENTS
     --------                     ----------------      ------------------
Non-Qualified                          $15,000                $1,000
IRA                                    $15,000                $1,000
Roth IRA                               $15,000                $1,000
Tax Sheltered Annuity                  $15,000                $1,000
Charitable Remainder Trust                $0                    $0
Investment-only                        $15,000                $1,000

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

  o    New Year's Day                   o    Independence Day
  o    Martin Luther King, Jr. Day      o    Labor Day
  o    Presidents' Day                  o    Thanksgiving
  o    Good Friday                      o    Christmas
  o    Memorial Day

Nationwide also will not price purchase payments if:

     1)   trading on the New York Stock Exchange is restricted;

     2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts, the fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

     1) the value of amounts allocated to the sub-accounts of the variable account;

     2)   amounts allocated to the fixed account; and

     3)   amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

     a)   is the sum of:

          1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

          2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

     b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

     c) is a factor representing the daily variable account charges. The factor is equal to an annualized rate of 1.40% of the daily net assets of the variable account.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

     1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

     2)   adding any interest earned on the amounts allocated.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

     1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment); and

     2) adding any interest earned on the amounts allocated to any Guaranteed Term Option.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Fixed account allocations may be transferred to the variable account or to a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however, Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. The maximum transferable amount will not be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers from the Variable Account to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account.

Under no circumstances will the transfer limit be less 10% of the current value of the variable account and Guaranteed Term Options, allocation, for any 12 month period which the transfer limit is imposed, but not including transfers made prior to the imposition of the transfer limit. However, Nationwide may refuse transfers or purchase payments to the fixed account (whether from the variable account or a Guaranteed Term Option) when the fixed account value is equal to or greater than 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions received are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

o submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

o submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC from either:

     a)   the amount requested; or

     b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    underlying mutual fund charges;

o    the investment performance of the underlying mutual funds;

o    amounts allocated to the fixed account and any interest credited; and

o any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

     A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

          1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

          2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

     B)   The surrender limitations described in Section A also apply to:

          1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

          2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

          3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

     C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:


                           CONTRACT          MAXIMUM OUTSTANDING LOAN
                           VALUES            BALANCE ALLOWED
                           --------          ------------------------
NON-ERISA PLANS            up to             up to 80% of contract value
                           $20,000           (not more than $10,000)

                           $20,000           up to 50% of contract value
                           and over          (not more than $50,000*)

ERISA PLANS                All               up to 50% of contract value
                                             (not more than $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. If assessed, the loan processing fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts, fixed account and Guaranteed Term Options in proportion to the contract value not the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the NSAT Money Market Fund unless the contract owner directs otherwise.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

     o    the contract is surrendered;

     o    the contract owner/annuitant dies;

     o the contract owner who is not the annuitant dies prior to annuitization; or

     o    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for Asset Rebalancing must be on a Nationwide form.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II, Fidelity VIP High Income Portfolio, NSAT Government Bond Fund, NSAT Federated NSAT High Income Bond Fund (formerly, Nationwide High Income Bond
Fund), and NSAT Money Market Fund to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire as to whether any Enhanced Rate Dollar Cost Averaging programs are available.

Enhanced Rate Dollar Cost Averaging Program

Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs into which contract owners may allocate all or a portion of their fixed account assets. Contract owners may participate in this program if their contract value is $10,000 or more. Enhanced Rate Dollar Cost Averaging Programs allow the contract owner to earn a higher rate of interest on assets allocated to the program than would be earned on assets in the fixed account. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect and applies only to the assets within that program. Nationwide will process transfers until either amounts in the Enhanced Rate Dollar Cost Averaging program are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For these programs only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the program to the NSAT Money Market Fund.

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

SYSTEMATIC WITHDRAWALS

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

     1) 10% of all purchase payments made to the contract as of the withdrawal date;

     2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

     3) a percentage of the contract value based on the contract owner's age, as shown in the table below:

                 CONTRACT OWNER'S                 PERCENTAGE OF
                       AGE                        CONTRACT VALUE
                 ----------------                 --------------
                  Under age 59 1/2                      5%
              Age 59 1/2 through age 61                 7%
              Age 62 through age 64                     8%
              Age 65 through age 74                    10%
                 Age 75 and over                       13%

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.


If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

     1)   an annuity payment option; and

     2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     1)   deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     1)   deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

     1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

     2) multiplying the result from (1) by the assumed investment rate of 3.5% adjusted for the number of days in the valuation period.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges may only be made on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

     o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

     o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

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Distributions under Non-Qualified Contracts will be made pursuant to the
"Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

     1)   in a lump sum;

     2)   as an annuity; or

     3)   in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

The death benefit value is determined as of the date the home office receives:

     1)   proper proof of the annuitant's death;

     2)   an election specifying the distribution method; and

     3)   any state required form(s).

If the annuitant dies prior to his or her 86th birthday, the dollar amount of the death benefit will be the greatest of:

     1)   the contract value;

     2) the sum of all purchase payments, less an adjustment for amounts surrendered; or

     3) the highest contract value as of the most recent five year contract anniversary, less an adjustment for amounts surrendered since that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If the annuitant dies on or after his or her 86th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value.

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

     3) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

     4) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

          c) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; or

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

          d) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

     d) the death of the annuitant will be treated as the death of a contract owner;

     e) any change of annuitant will be treated as the death of a contract owner; and

     f) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES

Distributions from Tax Sheltered Annuities will be made according to the Minimum Distribution and the Minimum Distribution Incidental Benefit ("MDIB") provisions of Section 401(a) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than:

     c) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

     d) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in
(a) or (b), the payments will begin on the required beginning date. The required beginning date is the later of:

     a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

     b)   the annuitant's retirement date.

Provision (b) does not apply to any employee who is a 5% owner (as defined in Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Distributions commencing on the required distribution date must satisfy MDIB provisions set forth in the Internal Revenue Code. Those provisions require that distribution cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered Annuity by the end of the previous calendar year by:

a)   the annuitant's life expectancy, or if applicable;

b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary.

The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

     a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

     b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES

Distributions from an Individual Retirement Annuity must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

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


     a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

     b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the Individual Retirement Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

     a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

          1) treat the contract as an Individual Retirement Annuity established for his or her benefit; or

          2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age
               70 1/2; or

     b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity or Individual Retirement Account of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(1) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities.

Individual Retirement Annuity distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

     a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

          1) treat the contract as a Roth IRA established for his or her benefit; or

          2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

     b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

NEW MINIMUM REQUIRED DISTRIBUTION RULES

In January 2001, the Department of the Treasury promulgated new Minimum Required Distribution rules,



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

which are to be applicable to Qualified Plans, Tax Sheltered Annuities, and IRAs. These rules are proposed to be effective for 2002 and subsequent years.

The new Minimum Required Distribution rules have substantially simplified the calculation of the required distributions. Under the proposed regulations:

     a) a uniform table is used to determine the contract owner/participant's life expectancy and uses the joint life expectancy of the contract owner/participant and a person 10 years younger recalculated annually; and

     b) if the contract owner/participant's spouse is the sole designated beneficiary and is more than 10 years younger than the contract owner/beneficiary, then their joint life expectancy, recalculated annually, may be used instead.

These life expectancies will generally be longer than the life expectancies that are available under the previous proposed regulations, thereby permitting the distribution to be spread out over a longer period of time.

In addition, the designated beneficiary's identity does not have to be determined until December 31 of the year following the contract owner/participant's death. Under the previous proposed regulations, the designated beneficiary had to be determined no later than the required beginning date (generally, when the contract owner/participant attained age 70 1/2).

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

o    Individual Retirement Annuities;

o    Roth IRAs;

o    Tax Sheltered Annuities; and

o    Non-Qualified Contracts.

Individual Retirement Annuities

Distributions from Individual Retirement Annuities are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

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

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age
     59 1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses;

o used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

o made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural person" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans; and

o purchased by an employer upon the termination of certain qualified retirement plans.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

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

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

     1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

     2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

     1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

     2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

     o    a transfer of the contract from one contract owner to another; or

     o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

     a) an individual who is two or more generations younger than the contract owner; or

     b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

     o    the failure to diversify was accidental;

     o    the failure is corrected; and

     o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.

Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

     o    statements showing the contract's quarterly activity;

     o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

     o semi-annual reports as of June 30 containing financial statements for the variable account; and

     o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint field by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING

A "yield" and "effective yield" may be advertised for the NSAT Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

     o    precious metals;

     o    real estate;

     o    stocks and bonds;

     o    closed-end funds;

     o    bank money market deposit accounts and passbook savings;

     o    CDs; and

     o    the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

     o    S&P 500;

     o    Shearson/Lehman Intermediate Government/Corporate Bond Index;

     o    Shearson/Lehman Long-Term Government/Corporate Bond Index;

     o    Donoghue Money Fund Average;

     o    U.S. Treasury Note Index;

     o    Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and

     o    Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

     o    Lipper Analytical Services, Inc.;

     o    CDA/Wiesenberger;

     o    Morningstar;

     o    Donoghue's;

     o    magazines such as:

          o    Money;

          o    Forbes;

          o    Kiplinger's Personal Finance Magazine;

          o    Financial World;

          o    Consumer Reports;

          o    Business Week;

          o    Time;

          o    Newsweek;

          o    National Underwriter; and

          o    News and World Report;

     o    LIMRA;

     o    Value;

     o    Best's Agent Guide;

     o    Western Annuity Guide;

     o    Comparative Annuity Reports;

     o    Wall Street Journal;

     o    Barron's;

     o    Investor's Daily;

     o    Standard & Poor's Outlook; and

     o    Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise the sub-account's standardized average total return, calculated in a manner prescribed by the SEC, and non-standardized average annual total return ("non-standardized return").

Standardized average total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation will reflect the standard 7 year CDSC schedule and the deduction of variable account charges of (1.40%). Standardized return does not reflect premium taxes, which may be imposed by certain states.

Non-standardized return is calculated similarly to standardized average annual total return except non-standardized average annual total return assumes an initial investment of $25,000, with contract variable account charges of 1.40% and no CDSC. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $25,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which is used in calculating the standardized average annual total return.

Both methods of calculation reflect total return for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the non-standardized total return illustrations will show the investment performance the underlying mutual funds would have achieved had they been available in the variable account for one of the periods. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized performance is not annualized.

The standardized average total return and non-standardized return quotations are calculated using underlying mutual fund data for the period ended December 31, 2000. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE TOTAL RETURN

                                                                                                     10 Years
                                                                                                   or Date Fund       Date Fund
                                                                                                 Available in the    Available in
                                                                      1 Year         5 Years     Variable Account    the Variable
                       Sub-Account Option                          to 12/31/2000  to 12/31/2000    to 12/31/2000       Account
                       ------------------                          -------------  -------------  ----------------    ------------
American Century Variable Portfolios, Inc. - American Century VP      -17.33%          N/A             -5.13%           10/01/99
Income & Growth
American Century Variable Portfolios, Inc. - American Century VP      -23.03%          N/A             10.89%           10/01/99
International
American Century Variable Portfolios, Inc. - American Century VP       10.20%          N/A              6.72%           10/01/99
Value
Credit Suisse Warburg Pincus Trust - Value Portfolio (formerly,         1.09%          N/A              0.83%           10/01/99
Warburg Pincus Trust - Value Portfolio) (formerly, Warburg
Pincus Trust - Growth & Income Portfolio)
The Dreyfus Socially Responsible Growth Fund, Inc.: Initial           -17.71%          N/A             -0.84%           10/01/99
Shares
Dreyfus Variable Investment Fund - Appreciation Portfolio:             -8.19%          N/A              1.12%           10/01/99
Initial Shares (formerly, Capital Appreciation Portfolio)
Federated Insurance Series - Federated Quality Bond Fund II             2.61%          N/A              1.79%           10/01/99
Fidelity VIP Equity-Income Portfolio:  Service Class                    0.50%          N/A              3.44%           10/01/99
Fidelity VIP Growth Portfolio:  Service Class                         -17.74%          N/A              0.96%           10/01/99
Fidelity VIP  High Income Portfolio:  Service Class                   -28.33%          N/A            -21.23%           10/01/99
Fidelity VIP Overseas Portfolio:  Service Class                       -25.16%          N/A             -6.01%           10/01/99
Fidelity VIP II Contrafund(R) Portfolio:  Service Class               -13.75%          N/A              1.57%           10/01/99
Fidelity VIP III Growth Opportunities Portfolio:  Service Class       -23.35%          N/A            -15.28%           10/01/99
Janus Aspen Series - Capital Appreciation Portfolio: Service           N/A             N/A            -22.02%           06/08/00
Shares
Janus Aspen Series - Global Technology Portfolio: Service Shares       N/A             N/A            -37.39%           06/08/00
Janus Aspen Series - International Growth Portfolio: Service           N/A             N/A            -24.84%           06/08/00
Shares
NSAT Capital Appreciation Fund                                        -31.93%          N/A            -23.94%           10/01/99
NSAT Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide Mid          7.30%          N/A             20.80%           10/01/99
Cap Index Fund)
NSAT Federated NSAT Equity Income Fund (formerly, Nationwide          -17.34%          N/A             -4.74%           10/01/99
Equity Income Fund)
NSAT Federated NSAT High Income Bond Fund (formerly, Nationwide       -15.19%          N/A            -10.62%           10/01/99
High Income Bond Fund)
NSAT Gartmore NSAT Emerging Markets Fund                               N/A             N/A            -18.55%           10/02/00
NSAT Gartmore NSAT Global Technology and Communications Fund           N/A             N/A            -43.53%           10/02/00
NSAT Gartmore NSAT International Growth Fund                           N/A             N/A            -13.57%           10/02/00
NSAT Government Bond Fund                                               4.67%          N/A              4.41%           01/02/96
NSAT Money Market Fund                                                 -1.75%         3.38              3.38%           12/29/95
NSAT Nationwide Global 50 Fund (formerly, Nationwide Global           -18.89%          N/A             -6.24%           10/01/99
Equity Fund)
NSAT Nationwide Small Cap Growth Fund (formerly, Nationwide           -22.43%          N/A             23.44%           10/01/99
Select Advisers Small Cap Growth Fund)
NSAT Nationwide Small Cap Value Fund                                    3.35%          N/A             12.30%           10/01/99
NSAT Nationwide Small Company Fund                                      1.08%          N/A             16.15%           01/02/96
NSAT Nationwide Strategic Value Fund                                   -0.19%          N/A              6.63%           10/01/99
NSAT Strong NSAT Mid Cap Growth Fund (formerly, Nationwide            -21.70%          N/A              9.85%           10/01/99
Strategic Growth Fund)

                                                                                                     10 Years
                                                                                                   or Date Fund       Date Fund
                                                                                                 Available in the    Available in
                                                                      1 Year         5 Years     Variable Account    the Variable
                       Sub-Account Option                          to 12/31/2000  to 12/31/2000    to 12/31/2000       Account
                       ------------------                          -------------  -------------  ----------------    ------------
NSAT Total Return Fund                                                -9.54%           N/A            -1.59%            10/01/99
NSAT Turner NSAT Growth Focus Fund                                     N/A             N/A           -40.50%            10/02/00
Neuberger Berman AMT Guardian Portfolio                               -6.56%           N/A             7.57%            10/01/99
Neuberger Berman AMT Mid-Cap Growth Portfolio                        -14.44%           N/A            22.75%            10/01/99
Neuberger Berman AMT Partners Portfolio                               -6.95%           N/A             1.58%            10/01/99
Oppenheimer Variable Account Funds - Oppenheimer Aggressive          -17.90%           N/A            16.37%            10/01/99
Growth Fund/VA
Oppenheimer Variable Account Funds - Oppenheimer Capital              -7.81%           N/A            15.90%            10/01/99
Appreciation Fund/VA
Oppenheimer Variable Account Funds - Oppenheimer Main Street         -15.64%           N/A            -4.99%            10/01/99
Growth & Income Fund/VA
Salomon Brothers Variable Series Funds, Inc. - Capital Fund           10.29%           N/A            19.58%            10/01/99
Salomon Brothers Variable Series Funds, Inc. - High Yield Bond        -7.61%           N/A            -3.82%            10/01/99
Fund
Salomon Brothers Variable Series Funds, Inc. - Investors Fund          7.33%           N/A            11.46%            10/01/99
Salomon Brothers Variable Series Funds, Inc. - Total Return Fund       0.10%           N/A            -0.55%            10/01/99
The Universal Institutional Funds, Inc. - Emerging Markets Debt        3.54%           N/A            14.25%            10/01/99
Portfolio (formerly, Morgan Stanley Dean Witter Universal Funds,
Inc. - Emerging Markets Debt Portfolio)
The Universal Institutional Funds, Inc. - U.S. Real Estate             N/A             N/A            -2.85%            09/22/00
Portfolio
Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets       -45.99%           N/A           -13.10%            10/01/99
Fund
Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund         3.55%           N/A             5.57%            10/01/99

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

$25,000 INITIAL INVESTMENT


                                                                                                     10 Years
                                                                      1 Year         5 Years       to 12/31/2000      Date Fund
                       Sub-Account Option                          to 12/31/2000  to 12/31/2000   or Life of Fund     Effective
                       ------------------                          -------------  -------------   ---------------     ---------
American Century Variable Portfolios, Inc. - American Century VP    -11.86%            N/A            10.71%            10/30/97
Income & Growth
American Century Variable Portfolios, Inc. - American Century VP    -17.98%         15.43%            12.05%            05/02/94
International
American Century Variable Portfolios, Inc. - American Century VP     15.50%            N/A            11.01%            05/01/96
Value
Credit Suisse Warburg Pincus Trust - Value Portfolio (formerly,       7.39%            N/A             8.36%            10/31/97
Warburg Pincus Trust - Value Portfolio) (formerly, Warburg
Pincus Trust - Growth & Income Portfolio)
The Dreyfus Socially Responsible Growth Fund, Inc.: Initial         -12.27%         16.79%            16.87%            10/06/93
Shares
Dreyfus Variable Investment Fund - Appreciation Portfolio:           -2.03%         16.67%            15.54%            04/05/93
Initial Shares (formerly, Capital Appreciation Portfolio)
Federated Insurance Series - Federated Quality Bond Fund II           8.91%            N/A             3.33%            04/22/99
Fidelity VIP Equity-Income Portfolio:  Service Class,                 6.80%         11.85%            15.68%            10/09/86
Fidelity VIP Growth Portfolio:  Service Class                       -12.31%         17.56%            18.32%            10/09/86
Fidelity VIP  High Income Portfolio:  Service Class                 -23.69%         -0.02%             8.29%            09/19/85
Fidelity VIP Overseas Portfolio:  Service Class                     -20.28%          8.84%             7.73%            01/28/87
Fidelity VIP II Contrafund(R) Portfolio:  Service Class              -8.01%         16.12%            19.51%            01/03/95
Fidelity VIP III Growth Opportunities Portfolio:  Service Class     -18.33%          9.00%            12.38%            01/03/95

                                                                                                     10 Years
                                                                      1 Year         5 Years       to 12/31/2000      Date Fund
                       Sub-Account Option                          to 12/31/2000  to 12/31/2000   or Life of Fund     Effective
                       ------------------                          -------------  -------------   ---------------     ---------
Janus Aspen Series - Capital Appreciation Portfolio: Service         -20.46%           N/A             29.29%           05/01/97
Shares
Janus Aspen Series - Global Technology Portfolio: Service Shares       N/A             N/A            -34.99%           01/18/00
Janus Aspen Series - International Growth Portfolio: Service         -18.10%         21.46%            18.46%           05/02/94
Shares
NSAT Capital Appreciation Fund                                       -27.56%          9.50%             9.60%           04/15/92
NSAT Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide Mid        13.60%           N/A             12.98%           10/31/97
Cap Index Fund)
NSAT Federated NSAT Equity Income Fund (formerly, Nationwide          -9.55%           N/A             -0.65%           10/31/97
Equity Income Fund)
NSAT Federated NSAT High Income Bond Fund (formerly, Nationwide      -11.87%           N/A              5.57%           10/31/97
High Income Bond Fund)
NSAT Gartmore NSAT Emerging Markets Fund                               N/A             N/A            -25.19%           08/30/00
NSAT Gartmore NSAT Global Technology and Communications Fund           N/A             N/A            -25.47%           08/30/00
NSAT Gartmore NSAT International Growth Fund                           N/A             N/A            -14.11%           08/30/00
NSAT Government Bond Fund                                             10.97%          4.83%             6.45%           11/08/82
NSAT Money Market Fund                                                 4.55%          3.85%             3.35%           11/10/81
NSAT Nationwide Global 50 Fund (formerly, Nationwide Global          -13.54%           N/A              7.11%           10/31/97
Equity Fund)
NSAT Nationwide Small Cap Growth Fund (formerly, Nationwide          -17.34%           N/A             36.66%           05/03/99
Select Advisers Small Cap Growth Fund)
NSAT Nationwide Small Cap Value Fund                                   9.65%           N/A              8.56%           10/31/97
NSAT Nationwide Small Company Fund                                     7.38%         16.30%            18.65%           10/23/95
NSAT Nationwide Strategic Value Fund                                   6.11%           N/A              0.56%           10/31/97
NSAT Strong NSAT Mid Cap Growth Fund (formerly, Nationwide           -16.56%           N/A             19.38%           10/31/97
Strategic Growth Fund)
NSAT Total Return Fund                                                -3.48%         12.68%            13.89%           11/08/82
NSAT Turner NSAT Growth Focus Fund                                     N/A             N/A            -40.72%           06/30/00
Neuberger Berman AMT Guardian Portfolio                               -0.28%           N/A             14.67%           11/03/97
Neuberger Berman AMT Mid-Cap Growth Portfolio                         -8.75%           N/A             28.84%           11/03/97
Neuberger Berman AMT Partners Portfolio                               -0.70%         12.30%            13.25%           03/22/94
Oppenheimer Variable Account Funds - Oppenheimer Aggressive          -12.48%         18.04%            19.53%           08/15/86
Growth Fund/VA
Oppenheimer Variable Account Funds - Oppenheimer Capital              -1.62%         20.98%            17.79%           04/03/85
Appreciation Fund/VA
Oppenheimer Variable Account Funds - Oppenheimer Main Street         -10.05%         13.73%            17.01%           07/05/95
Growth & Income Fund/VA
Salomon Brothers Variable Series Funds, Inc. - Capital Fund           16.59%           N/A             17.71%           02/05/98
Salomon Brothers Variable Series Funds, Inc. - High Yield Bond        -1.41%           N/A             -1.01%           04/16/98
Fund
Salomon Brothers Variable Series Funds, Inc. - Investors Fund         13.63%           N/A             11.35%           02/05/98
Salomon Brothers Variable Series Funds, Inc. - Total Return Fund       6.40%           N/A              2.88%           02/05/98
The Universal Institutional Funds, Inc. - Emerging Markets Debt        9.84%           N/A             -0.30%           06/19/97
Portfolio (formerly, Morgan Stanley Dean Witter Universal Funds,
Inc. - Emerging Markets Debt Portfolio)
The Universal Institutional Funds, Inc. - U.S. Real Estate            27.49%           N/A              6.48%           03/03/97
Portfolio
Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets       -42.68%         -4.33%            -4.51%           12/21/95
Fund
Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund         9.85%          0.13%             4.29%           09/01/89

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                           PAGE
                                                                           ----
General Information and History............................................  1
Services...................................................................  1
Purchase of Securities Being Offered.......................................  2
Underwriters...............................................................  2
Calculations of Performance................................................  2
Annuity Payments...........................................................  3
Financial Statements.......................................................  4

APPENDIX A:  OBJECTIVES FOR UNDERLYING MUTUAL FUNDS


The underlying mutual funds listed below are designed primarily as investment vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies.

There can be no assurance that the investment objectives will be achieved.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY (SM) FAMILY OF INVESTMENTS

American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company that offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP INCOME & GROWTH

     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL

     Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

     AMERICAN CENTURY VP VALUE

     Investment Objective: Long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.

CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST) (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR
WERE) RECEIVED ON OR AFTER MAY 1, 2000)

The Credit Suisse Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Portfolios are managed by Credit Suisse Asset Management, LLC.

     VALUE PORTFOLIO (FORMERLY, GROWTH & INCOME PORTFOLIO)

     Investment Objective: Total return by investing primarily in equity securities of value companies that may or may not pay dividends.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES

The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS VARIABLE INVESTMENT FUND

Dreyfus Variable Investment Fund is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.

     APPRECIATION PORTFOLIO: INITIAL SHARES (FORMERLY, CAPITAL APPRECIATION PORTFOLIO)

     Investment Objective: Primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

FEDERATED INSURANCE SERIES

Federated Insurance Series (the "Trust"), an open-end management investment company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.

     FEDERATED QUALITY BOND FUND II

     Investment Objective: Current income by investing in investment grade fixed income securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS

     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP GROWTH PORTFOLIO: SERVICE CLASS

     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes sense for you if you can afford to ride out changes in the stock market because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO: SERVICE CLASS

     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

          o at least 65% in income-producing debt securities and preferred stocks, including convertible securities

          o up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Service, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated

     Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP OVERSEAS PORTFOLIO: SERVICE CLASS

     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

The Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS

     Investment Objective: Capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

The Fidelity Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and it's portfolios.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS

     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

JANUS ASPEN SERIES

The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO:  SERVICE SHARES

     Investment Objective: Long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

     GLOBAL TECHNOLOGY PORTFOLIO:  SERVICE SHARES

     Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Under normal circumstances, the portfolio invests at least 65% of its total assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology.

     INTERNATIONAL GROWTH PORTFOLIO:  SERVICE SHARES

     Investment Objective: Long-term growth of capital by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

NATIONWIDE SEPARATE ACCOUNT TRUST

Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Villanova Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore NSAT Emerging Markets Fund and Gartmore NSAT International Growth Fund. The remaining assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     CAPITAL APPRECIATION FUND

     Investment Objective: Long-term capital appreciation.

     DREYFUS NSAT MID CAP INDEX FUND (FORMERLY, NATIONWIDE MID CAP INDEX FUND) (FORMERLY, NATIONWIDE SELECT ADVISERS MID CAP FUND)

     Subadviser: The Dreyfus Corporation

     Investment Objective: Capital appreciation. The Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index. To pursue this goal, the Fund generally is fully invested in all 400 stocks included in this index in proportion to their weighting in the index, and in futures whose performance is tied to the index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

     FEDERATED NSAT EQUITY INCOME FUND (FORMERLY, NATIONWIDE EQUITY INCOME FUND)

     Subadviser: Federated Investment Counseling

     Investment Objective: Above average income and capital appreciation by investing primarily in income producing U.S. and foreign equity securities and securities that are convertible into common stock.

     FEDERATED NSAT HIGH INCOME BOND FUND (FORMERLY, NATIONWIDE HIGH INCOME BOND
     FUND)

     Subadviser: Federated Investment Counseling

     Investment Objective: To provide high current income by investing at least 65% of the Fund's total assets in corporate bonds that are rated BBB or lower by a rating agency or that are unrated but of comparable quality. Such funds are commonly referred to as "junk bonds."

     GARTMORE NSAT EMERGING MARKETS FUND

     Subadviser: Gartmore Global Partners

     Investment Objective: Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

     GARTMORE NSAT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

     Investment Objective: Long-term capital appreciation by investing primarily and at least 65% of its total assets in equity securities issued by U.S. and foreign companies with business operations in technology and communications and/or technology and communication related industries.

     GARTMORE NSAT INTERNATIONAL GROWTH FUND

     Subadviser: Gartmore Global Partners

     Investment Objective: Long-term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries. The Fund invests at least 65% of its assets in established companies located in at least three countries other than the U.S.

     GOVERNMENT BOND FUND

     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing at least 65% of its total assets in U.S. government and agency bonds, bills and notes.

     MONEY MARKET FUND

     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

     NATIONWIDE GLOBAL 50 FUND (FORMERLY, NATIONWIDE GLOBAL EQUITY FUND)

     Subadviser: J. P. Morgan Investment Management Inc.

     Investment Objective: To provide high total return from a globally diversified portfolio of equity securities. The Fund seeks its investment objective through stock selection and management of currency exposure. The Fund invests in approximately fifty stocks of primarily large and midcap companies located throughout the world.

     NATIONWIDE SMALL CAP GROWTH FUND (FORMERLY, NATIONWIDE SELECT ADVISERS SMALL CAP GROWTH FUND)

     Subadvisers: Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC and Waddell & Reed Investment Management Company

     Investment Objective: Capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known has small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies.

     NATIONWIDE SMALL CAP VALUE FUND

     Subadviser: The Dreyfus Corporation

     Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a medial market capitalization of approximately $1 billion. Under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

     NATIONWIDE SMALL COMPANY FUND

     Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company

     Investment Objective: Long-term growth of capital. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

     NATIONWIDE STRATEGIC VALUE FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1,
     2000)

     Subadviser: Strong Capital Management Inc.

     Investment Objective: Primarily long-term capital appreciation. The Fund invests primarily in common stocks of medium and large-size companies. The subadviser selects stocks of companies that have attractive growth prospects, but are believed to be underpriced. To a limited extent, the Fund may also invest in foreign securities.

     STRONG NSAT MID CAP GROWTH FUND (FORMERLY, NATIONWIDE STRATEGIC GROWTH
     FUND)

     Subadviser: Strong Capital Management Inc.

     Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. The Fund invests primarily in stocks of medium sized companies but its portfolio can include stocks of companies of any size.

     TOTAL RETURN FUND

     Investment Objective: To obtain a reasonable, long-term total return on invested capital.

     TURNER NSAT GROWTH FOCUS FUND

     Subadviser: Turner Investment Partners, Inc.

     Investment Objective: Long-term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 20 to 30 common stocks.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")

Neuberger Berman AMT is an open-end, diversified management investment company that offers its portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.

     AMT GUARDIAN PORTFOLIO

     Investment Objective: Long-term capital growth, with current income as a secondary objective. The Portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.

     AMT MID-CAP GROWTH PORTFOLIO

     Investment Objective: Capital growth. The Portfolio pursues this goal by investing mainly in common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

     AMT PARTNERS PORTFOLIO

     Investment Objective: Capital growth. The Portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

The Oppenheimer variable account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in

     "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA

     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

SALOMON BROTHERS VARIABLE SERIES FUNDS INC.

The Salomon Brothers Variable Series Funds is an open-end investment company incorporated in Maryland on October 1, 1997. Shares of the Funds are sold only to separate accounts of insurance companies to fund benefits for variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans. Salomon Brothers Asset Management, Inc. ("SBAM") serves as the Variable Series Funds investment adviser.

     CAPITAL FUND

     Investment Objective: Capital appreciation through investments primarily in common stock, or securities convertible into common stocks, which are believed to have above-average price appreciation potential and which may also involve above-average risk. Current income is an incidental consideration.

     HIGH YIELD BOND FUND

     Investment Objective: To maximize current income. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of high yield fixed-income securities rated in medium or lower rating categories or determined by SBAM to be of comparable quality.

     INVESTORS FUND

     Investment Objective: Primarily long-term growth of capital. Current income is a secondary objective. The Fund seeks to achieve its objectives primarily through investments in common stocks of well-known companies.

     TOTAL RETURN FUND

     Investment Objective: To obtain above-average income (compared to a portfolio entirely invested in equity securities). As a secondary objective, the Fund seeks to take advantage of opportunities for growth of capital and income. The Fund seeks to achieve its objectives primarily through investments in a broad variety of securities, including equity securities, fixed-income securities and short-term obligations.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)

The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

     EMERGING MARKETS DEBT PORTFOLIO

     Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located. Morgan Stanley Dean Witter Investment Management, Inc. is the portfolio's investment adviser.

     U. S. REAL ESTATE PORTFOLIO

     Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. Morgan Stanley Asset Management, Inc. serves as the Fund's investment adviser.

VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

     WORLDWIDE EMERGING MARKETS FUND

     Investment Objective: Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND

     Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

APPENDIX B: CONDENSED FINANCIAL INFORMATION

Accumulation unit values for accumulation units outstanding throughout the period.

                          ACCUMULATION UNIT                                           NUMBER OF
                          VALUE AT            ACCUMULATION UNIT   PERCENT CHANGE IN   ACCUMULATION
                          BEGINNING OF        VALUE AT END OF     ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND    PERIOD              PERIOD              VALUE               PERIOD              YEAR
----------------------    -----------------   -----------------   -----------------   ---------------     ----
American Century                11.339911            9.994986         -11.86%             204,713         2000
Variable Portfolios,            10.000000           11.339911          13.40%              15,981         1999
Inc. - American Century
VP Income & Growth -
Q/NQ

American Century                14.673401           12.004879         -17.98%             908,393         2000
Variable Portfolios,            10.000000           14.673401          46.37%              19,358         1999
Inc. - American Century
VP International - Q/NQ

American Century                 9.849004           11.473893          16.50%             126,122         2000
Variable Portfolios,            10.000000            9.849004          -1.51%               3,378         1999
Inc. - American Century
VP Value - Q/NQ

Credit Suisse Warburg            9.994949           10.734004           7.39%              20,814         2000
Pincus Trust - Value            10.000000            9.994949          -0.05%               9,267         1999
Portfolio(1) - Q/NQ

The Dreyfus Socially            11.997336           10.525008         -12.27%             725,271         2000
Responsible Growth              10.000000           11.997336          19.97%              62,468         1999
Fund, Inc.: Initial
Shares - Q/NQ

Dreyfus Variable                10.993278           10.769627          -2.03%             381,878         2000
Investment Fund                 10.000000           10.993278           9.93%              33,598         1999
-Appreciation
Portfolio: Initial
Shares(2) - Q/NQ

Federated Insurance              9.964904           10.852961           8.91%             163,979         2000
Series - Federated              10.000000            9.964904          -0.35%               4,028         1999
Quality Bond Fund II -
Q/NQ

Fidelity VIP                    10.356381           11.060358           6.80%             835,981         2000
Equity-Income                   10.000000           10.356381           3.56%              40,787         1999
Portfolio: Service
Class - Q/NQ

Fidelity VIP Growth             12.257729           10.749298         -12.31%           3,150,284         2000
Portfolio: Service              10.000000           12.257729          22.58%             171,385         1999
Class - Q/NQ

(1) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

(2)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.

                          ACCUMULATION UNIT                                           NUMBER OF
                          VALUE AT            ACCUMULATION UNIT   PERCENT CHANGE IN   ACCUMULATION
                          BEGINNING OF        VALUE AT END OF     ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND    PERIOD              PERIOD              VALUE               PERIOD              YEAR
----------------------    -----------------   -----------------   -----------------   ---------------     ----
Fidelity VIP High               10.369409            7.912811         -23.69%             173,115         2000
Income Portfolio:               10.000000           10.369409           3.69%               9,299         1999
Service Class - Q/NQ

Fidelity VIP Overseas           12.390673            9.878160         -20.28%             459,387         2000
Portfolio: Service              10.000000           12.390673          23.91%              19,209         1999
Class - Q/NQ

Fidelity VIP II                 11.768698           10.825529          -8.01%           1,749,181         2000
Contrafund(R)Portfolio:         10.000000           11.768698          17.69%             101,072         1999
Service Class - Q/NQ

Fidelity VIP III Growth         10.616993            8.670739         -18.33%             388,532         2000
Opportunities                   10.000000           10.616993           6.17%              24,641         1999
Portfolio: Service
Class - Q/NQ

Janus Aspen Series -            10.000000            8.309868         -16.90%             386,899         2000
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

Janus Aspen Series -            10.000000            6.657082         -33.43%             289,716         2000
Global Technology
Portfolio: Service
Shares - Q/NQ

Janus Aspen Series -            10.000000            8.006468         -19.94%             327,658         2000
International Growth
Portfolio: Service
Shares - Q/NQ

NSAT Capital                    10.450957            7.570947         -27.56%             273,531         2000
Appreciation Fund - Q/NQ        10.000000           10.450957           4.51%              37,028         1999


NSAT Dreyfus NSAT Mid           11.693496           13.284119          13.60%             456,756         2000
Cap Index Fund(1) - Q/NQ        10.000000           11.693496          16.93%              20,437         1999

(1) Formerly, NSAT Nationwide Mid Cap Index Fund and prior to that, NSAT Nationwide Select Advisers Mid Cap Fund.

                          ACCUMULATION UNIT                                           NUMBER OF
                          VALUE AT            ACCUMULATION UNIT   PERCENT CHANGE IN   ACCUMULATION
                          BEGINNING OF        VALUE AT END OF     ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND    PERIOD              PERIOD              VALUE               PERIOD              YEAR
----------------------    -----------------   -----------------   -----------------   ---------------     ----
NSAT Federated NSAT             11.395844           10.043488         -11.87%              97,093         2000
Equity Income Fund(1) -         10.000000           11.395844          13.96%                 791         1999
Q/NQ

NSAT Federated NSAT             10.253125            9.273545          -9.55%              32,664         2000
High Income Bond Fund(2)        10.000000           10.253125           2.53%                  50         1999
- Q/NQ

NSAT Gartmore NSAT              10.000000            8.682706         -13.17%                   0         2000
Emerging Markets Fund -
Q/NQ

NSAT Gartmore NSAT              10.000000            5.997100         -40.03%                   0         2000
Global Technology and
Communications Fund -
Q/NQ

NSAT Gartmore NSAT              10.000000            9.218392          -7.82%                   0         2000
International Growth
Fund - Q/NQ

NSAT Government Bond            11.419132           11.023698          10.97%             508,979         2000
Fund- Q/NQ                      11.859668           11.419132          -3.71%                   0         1999


NSAT Money Market Fund*         11.542099           10.550029           4.55%             531,050         2000
- Q/NQ                          11.164710           11.542099           3.38%              50,504         1999


NSAT Nationwide Global          11.391398            9.848693         -13.54%             106,910         2000
50 Fund(3) - Q/NQ               10.000000           11.391398          13.91%               1,738         1999


(1)  Formerly, NSAT Nationwide Equity Income Fund.

(2)  Formerly, NSAT Nationwide High Income Bond Fund.

(3)  Formerly, NSAT Nationwide Global Equity Fund.

*The 7 day yield on the NSAT Money Market Fund as of December 31, 2000 was
4.71%.

                          ACCUMULATION UNIT                                           NUMBER OF
                          VALUE AT            ACCUMULATION UNIT   PERCENT CHANGE IN   ACCUMULATION
                          BEGINNING OF        VALUE AT END OF     ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND    PERIOD              PERIOD              VALUE               PERIOD              YEAR
----------------------    -----------------   -----------------   -----------------   ---------------     ----
NSAT Nationwide Small           16.489018           13.629995         -17.34%             152,072         2000
Cap Growth Fund(1) -            10.000000           16.489018          64.89%                 210         1999
Q/NQ

NSAT Nationwide Small           11.112696           12.185229           9.65%             134,671         2000
Cap Value Fund - Q/NQ           10.000000           11.112696          11.13%               6,505         1999


NSAT Nationwide Small           19.907833           14.163507           7.38%             299,060         2000
Company Fund - Q/NQ             14.019028           19.907833          42.01%                   0         1999


NSAT Nationwide                 10.802650           11.462858           6.11%              12,858         2000
Strategic Value Fund -          10.000000           10.802650           8.03%                 312         1999
Q/NQ

NSAT Strong NSAT Mid            14.227539           11.871593         -16.56%             281,483         2000
Cap Growth Fund(2) -            10.000000           14.227539          42.28%              12,348         1999
Q/NQ

NSAT Total Return Fund          10.808344           10.431879          -3.48%             952,292         2000
- Q/NQ                          10.000000           10.808344           8.08%              48,025         1999

NSAT Turner NSAT Growth         10.000000            6.322639         -36.77%                   0         2000
Focus Fund - Q/NQ

Neuberger Berman AMT            11.613561           11.581399          -0.28%              40,127         2000
Guardian Portfolio -            10.000000           11.613561          16.14%               4,403         1999
Q/NQ

(1)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.

(2)  Formerly, NSAT Nationwide Strategic Growth Fund.

                          ACCUMULATION UNIT                                           NUMBER OF
                          VALUE AT            ACCUMULATION UNIT   PERCENT CHANGE IN   ACCUMULATION
                          BEGINNING OF        VALUE AT END OF     ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND    PERIOD              PERIOD              VALUE               PERIOD              YEAR
----------------------    -----------------   -----------------   -----------------   ---------------     ----
Neuberger Berman AMT            14.837719           13.539428          -8.75%             343,557         2000
Mid-Cap Growth                  10.000000           14.837719          48.38%               3,465         1999
Portfolio - Q/NQ

Neuberger Berman AMT            10.903103           10.826755          -0.70%              42,613         2000
Partners Portfolio -            10.000000           10.903103           9.03%                3130         1999
Q/NQ

Oppenheimer Variable            14.519858           12.708360         -12.48%             875,332         2000
Account Funds -                 10.000000           14.519858          45.20%              13,379         1999
Oppenheimer Aggressive
Growth Fund/VA - Q/NQ

Oppenheimer Variable            12.856734           12.648451          -1.62%           1,007,367         2000
Account Funds -                 10.000000           12.856734          28.57%              50,682         1999
Oppenheimer Capital
Appreciation Fund/VA -
Q/NQ

Oppenheimer Variable            11.130917           10.012734         -10.05%           1,083,351         2000
Account Funds -                 10.000000           11.130917          11.31%              54,195         1999
Oppenheimer Main Street
Growth & Income Fund/VA
- Q/NQ

Salomon Brothers                11.096446           12.937443          16.59%             895,490         2000
Variable Series Funds           10.000000           11.096446          10.96%              43,305         1999
Inc. - Capital Fund -
Q/NQ

Salomon Brothers                10.333319           10.187456          -1.41%             125,878         2000
Variable Series Funds           10.000000           10.333319           3.33%               3,249         1999
Inc. - High Yield Bond
Fund - Q/NQ

                          ACCUMULATION UNIT                                           NUMBER OF
                          VALUE AT            ACCUMULATION UNIT   PERCENT CHANGE IN   ACCUMULATION
                          BEGINNING OF        VALUE AT END OF     ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND    PERIOD              PERIOD              VALUE               PERIOD              YEAR
----------------------    -----------------   -----------------   -----------------   ---------------     ----
Salomon Brothers                10.536203           11.972741          13.63%             375,929         2000
Variable Series Funds           10.000000           10.536203           5.36%              15,554         1999
Inc. - Investors Fund -
Q/NQ

Salomon Brothers                 9.930789           10.566609           6.40%             174,110         2000
Variable Series Funds           10.000000            9.930789          -0.69%               9,159         1999
Inc. - Total Return
Fund - Q/NQ

The Universal                   11.321990           12.435607           9.84%              27,654         2000
Institutional Funds,            10.000000           11.321990          13.22%                   0         1999
Inc. - Emerging Markets
Debt Portfolio(1) - Q/NQ

The Universal                   11.926566           12.392833           3.91%              12,215         2000
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               15.615759            8.951361         -42.68%             149,767         2000
Insurance Trust -               10.000000           15.615759          56.16%               5,099         1999
Worldwide Emerging
Markets Fund - Q/NQ

Van Eck Worldwide               10.313058           11.328950           9.85%               7,795         2000
Insurance Trust -               10.000000           10.313058           3.13%               1,012         1999
Worldwide Hard Assets
Fund - Q/NQ

(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account June 9, 2000. Therefore, the Condensed Financial Information for year 2000 reflects the reporting period from June 9, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore the Condensed Financial Information for year 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT Gartmore NSAT Emerging Markets Fund, NSAT Gartmore NSAT Global Technology and Communications Fund, NSAT Gartmore International Growth Fund, and NSAT Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information for year 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2001

                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                   THROUGH ITS NATIONWIDE VARIABLE ACCOUNT - 8

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2001. The prospectus may be obtained from Nationwide Life Insurance Company by writing Nationwide Life Insurance Company, One Nationwide Plaza 1-05-P1, Columbus, Ohio 43215, or calling 1-800-848-6331, TDD 1-800-238-3035.

                                TABLE OF CONTENTS


                                                                           PAGE
                                                                           ----
General Information and History............................................  1
Services...................................................................  1
Purchase of Securities Being Offered.......................................  2
Underwriters...............................................................  2
Calculations of Performance................................................  2
Annuity Payments...........................................................  3
Financial Statements.......................................................  4

GENERAL INFORMATION AND HISTORY

Nationwide Variable Account-8 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $111 billion as of December 31, 2000.

SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each such contract owner and records with respect to the contract value of each contract.

Nationwide is the custodian of the assets of the variable account. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide may have entered into agreements with either the investment adviser or distributor for several of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The financial statements of Nationwide and Nationwide Variable Account-8 have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The offices of KPMG LLP are located at Two Nationwide Plaza, Columbus, Ohio 43215.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. During the fiscal years ended December 31, 2000, 1999 and 1998, no underwriting commissions were paid by Nationwide to NISC.

CALCULATIONS OF PERFORMANCE


Any current yield quotations of the GVIT - Gartmore GVIT Money Market Fund:
Class I, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. At December 31, 2000, the GVIT - Gartmore GVIT Money Market Fund: Class I's seven-day current unit value yield was 4.71%. The GVIT - Gartmore GVIT Money Market Fund: Class I effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Fund. At December 31, 2000, the GVIT - Gartmore GVIT Money Market Fund: Class I's seven-day effective yield was 4.82%.

The GVIT - Gartmore GVIT Money Market Fund: Class I yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the GVIT - Gartmore GVIT Money Market Fund: Class I determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the GVIT - Gartmore GVIT Money Market Fund: Class I's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the GVIT - Gartmore GVIT Money Market Fund: Class I is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.


All performance advertising will include quotations of standardized average total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average return is found by taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average total return reflects the deduction of variable account charges of 1.40%. The redeemable value also reflects the effect of any applicable CDSC that may be imposed at the end of the period (see "Contingent Deferred Sales Charge" located in the prospectus). No deduction is made for premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average total return except the nonstandardized total return is based on a hypothetical initial investment of $25,000, reflects variable account charges of 1.40% and does not reflect the deduction of any applicable CDSC. Reflecting the CDSC would decrease the level of the performance advertised. The CDSC is not reflected because the contract is designed for long term investment. An assumed initial investment of $25,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average total return quotations.

The standardized average total return and nonstandardized average total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. The nonstandardized total return will be based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence.

Quotations of average total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITOR'S REPORT


The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-8:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-8 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in contract owners' equity for the year then ended and the period October 1, 1999 (commencement of operations) through December 31, 1999, and the financial highlights for the year then ended and the period October 1, 1999 (commencement of operations) through December 31, 1999. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended, its changes in contract owners' equity for the year then ended and the period October 1, 1999 (commencement of operations) through December 31, 1999, and the financial highlights for the year then ended and the period October 1, 1999 (commencement of operations) through December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP
Columbus, Ohio
February 16, 2001

--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-8

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2000



ASSETS:
   Investments at fair value:
      American Century VP - American Century VP Income & Growth (ACVPIncGr) 287,773 shares (cost $2,203,987)             $2,046,065

      American Century VP - American Century VP International (ACVPInt) 1,065,982 shares (cost $12,552,652)              10,904,997

      American Century VP - American Century VP Value (ACVPValue) 216,953 shares (cost $1,250,055)                        1,447,074

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro) 221,448 shares (cost $8,586,503)                      7,633,308

      Dreyfus VIF - Appreciation Portfolio (DryAp) 105,694 shares (cost $4,171,289)                                       4,112,540

      Federated Insurance Series - Federated Quality Bond Fund II (FedQualBd) 166,009 shares (cost $1,679,599)            1,779,622

      Fidelity VIP - Equity-Income Portfolio: Service Class (FidVIPEIS) 363,300 shares (cost $8,594,295)                  9,245,986

      Fidelity VIP - Growth Portfolio: Service Class (FidVIPGrS) 778,457 shares (cost $39,061,852)                       33,862,893

      Fidelity VIP - High Income Portfolio: Service Class (FidVIPHIS) 168,075 shares (cost $1,624,133)                    1,369,814

      Fidelity VIP - Overseas Portfolio: Service Class (FidVIPOvS) 227,576 shares (cost $5,359,637)                       4,537,874

      Fidelity VIP-II - Contrafund Portfolio: Service Class (FidVIPConS) 799,988 shares (cost $20,373,625)               18,935,713

      Fidelity VIP-III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS) 190,349 shares (cost $3,885,651)     3,369,170

      Janus Aspen Series - Capital Appreciation Portfolio (JanCapApp) 121,196 shares (cost $3,738,349)                    3,216,536

      Janus Aspen Series - Global Technology Portfolio (JanGlTech) 294,452 shares (cost $2,679,987)                       1,928,661

      Janus Aspen Series - International Growth Portfolio (JanIntGro) 85,618 shares (cost $3,039,087)                     2,623,321

      Morgan Stanley: UIF - Emerging Markets Debt Portfolio (MSEmMkt) 49,768 shares (cost $372,366)                         343,895

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-8

      Morgan Stanley: UIF - U.S. Real Estate Portfolio (MSUSRE) 13,150 shares (cost $147,545)                               151,358

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp) 141,068 shares (cost $3,148,418)                             2,070,876

      Nationwide SAT - Equity Income Fund - Federated (NSATEqInc) 81,329 shares (cost $1,100,603)                           975,140

      Nationwide SAT - Government Bond Fund (NSATGvtBd) 490,446 shares (cost $5,423,028)                                  5,610,705

      Nationwide SAT - High Income Bond Fund - Federated (NSATHIncBd) 38,440 shares (cost $341,240)                         302,903

      Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMidCap) 447,783 shares (cost $5,953,951)                         6,067,456

      Nationwide SAT - Money Market Fund (NSATMyMkt) 5,602,497 shares (cost $5,602,497)                                   5,602,497

      Nationwide SAT - Nationwide Global 50 Fund (NSATGlob50) 90,377 shares (cost $1,208,372)                             1,052,891

      Nationwide SAT - Nationwide Small Cap Growth Fund (NSATSmCapG) 127,568 shares (cost $2,578,164)                     2,071,699

      Nationwide SAT - Nationwide Small Cap Value Fund (NSATSmCapV) 188,616 shares (cost $1,895,766)                      1,640,961

      Nationwide SAT - Nationwide Small Company Fund (NSATSmCo) 211,781 shares (cost $4,835,756)                          4,235,615

      Nationwide SAT - Nationwide Strategic Value Fund (NSATStrVal) 14,679 shares (cost $141,835)                           147,379

      Nationwide SAT - Strong MId Cap Growth Fund (NSATStMCap)
        (formerly Nationwide SAT - Strategic Growth Fund) 200,941 shares (cost $4,399,816)                                3,341,645

      Nationwide SAT - Total Return Fund (NSATTotRe) 853,433 shares (cost $13,858,301)                                    9,933,955

      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) 29,171 shares (cost $462,792)                                  464,700

      Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) 206,923 shares (cost $5,542,027)                        4,651,621

      Neuberger Berman AMT - Partners Portfolio (NBAMTPart) 28,531 shares (cost $458,861)                                   461,350

      Oppenheimer - Aggressive Growth Fund/VA (OppAggGro) 157,186 shares (cost $14,948,868)                              11,124,070

      Oppenheimer - Capital Appreciation Fund/VA (OppCapApp) 273,235 shares (cost $13,729,075)                           12,740,926

      Oppenheimer - Main Street Growth & Income Fund/VA (OppMSGrInc) 510,221 shares (cost $11,916,017)                   10,847,300

      Salomon Brothers VSF - Capital Fund (SBVSFCap) 767,223 shares (cost $11,603,018)                                   11,585,065

      Salomon Brothers VSF - High Yield Bond Fund (SBVSFHYBd) 152,842 shares (cost $1,391,166)                            1,282,344

      Salomon Brothers VSF - Investors Fund (SBVSFInv) 331,183 shares (cost $4,348,931)                                   4,500,779

      Salomon Brothers VSF - Total Return Fund (SBVSFTotRet) 171,936 shares (cost $1,800,484)                             1,839,714

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) 161,718 shares (cost $2,155,032)                         1,340,639

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs) 7,316 shares (cost $81,164)                                       88,307

      Warburg Pincus Trust - Value Portfolio (WPValue) 17,605 shares (cost $204,152)                                        223,412
                                                                                                                       ------------
            Total investments                                                                                           211,712,776
   Accounts receivable                                                                                                        2,755
                                                                                                                       ------------
            Total assets                                                                                                211,715,531
Accounts payable                                                                                                                 --
                                                                                                                       ------------
Contract owners' equity (note 4)                                                                                       $211,715,531
                                                                                                                       ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT - 8
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

                                            Total      ACVPIncGr    ACVTint    ACVPValue  DrySRGro    DryAp     FedQualBd  FidVIPEIS
                                            -----      ---------    -------    ---------  --------    -----     ---------  ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............  $  1,029,996      3,082        3,153      2,143     61,571     26,985      2,321     16,458
  Mortality and expense
    risk charges (note 2) ............    (1,772,207)   (17,882)     (96,716)    (7,668)   (73,255)   (42,218)   (10,805)   (62,803)
                                        ------------   --------   ----------   --------   --------   --------   --------   --------
  Net investment activity ............      (742,211)   (14,800)     (93,563)    (5,525)   (11,684)   (15,233)    (8,484)   (46,345)
                                        ------------   --------   ----------   --------   --------   --------   --------   --------

Proceeds from mutual funds
  shares sold ........................    11,554,835    170,475      279,490     57,713    300,430    407,567     54,479    150,395
Cost of mutual fund shares sold ......   (11,429,128)  (172,239)    (269,966)   (63,932)  (282,061)  (393,984)   (52,998)  (159,299)
                                        ------------   --------   ----------   --------   --------   --------   --------   --------
  Realized gain (loss) on
    investments ......................       125,707     (1,764)       9,524     (6,219)    18,369     13,583      1,481     (8,904)
Change in unrealized gain (loss)
  on investments .....................   (27,057,524)  (161,936)  (1,674,966)   196,662   (956,521)   (60,199)   100,136    645,174
                                        ------------   --------   ----------   --------   --------   --------   --------   --------
  Net gain (loss) on investments .....   (26,931,817)  (163,700)  (1,665,442)   190,443   (938,152)   (46,616)   101,617    636,270
                                        ------------   --------   ----------   --------   --------   --------   --------   --------
Reinvested capital gains .............     7,934,821         --       47,135      5,484         --     45,987         --     63,481
                                        ------------   --------   ----------   --------   --------   --------   --------   --------
  Net increase (decrease) in
    contract owners' equity
    resulting from operations ........  $(19,739,207)  (178,500)  (1,711,870)   190,402   (949,836)   (15,862)    93,133    653,406
                                        ============   ========   ==========   ========   ========   ========   ========   ========


                                       FidVIPGrS    FidVIPHIS  FidVIPOvS  FidVIPConS   FidVIPGrOpS  JanCapApp  JanGLTech  JanIntGro
                                       ---------    ---------  ---------  ----------   -----------  ---------  ---------  ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .............  $     4,639     15,185     13,005       11,929      9,071       16,933     11,596     26,612
  Mortality and expense risk
    charges (note 2) ...............     (302,198)   (12,180)   (47,386)    (164,945)   (32,472)     (15,270)    (9,753)   (10,778)
                                      -----------   --------   --------   ----------   --------     --------   --------   --------
    Net investment activity ........     (297,559)     3,005    (34,381)    (153,016)   (23,401)       1,663      1,843     15,834
                                      -----------   --------   --------   ----------   --------     --------   --------   --------

  Proceeds from mutual funds
    shares sold ....................       56,020    353,091    345,633      124,466    121,403       10,483         51     23,152
  Cost of mutual fund shares sold ..      (55,191)  (392,499)  (382,385)    (131,214)  (138,213)     (10,614)       (50)   (28,314)
                                      -----------   --------   --------   ----------   --------     --------   --------   --------
    Realized gain (loss) on
      investments ..................          829    (39,408)   (36,752)      (6,748)   (16,810)        (131)         1     (5,162)
  Change in unrealized gain (loss)
    on investments .................   (5,305,833)  (255,154)  (840,002)  (1,487,929)  (521,670)    (521,814)  (751,327)  (415,766)
                                      -----------   --------   --------   ----------   --------     --------   --------   --------
    Net gain (loss) on investments .   (5,305,004)  (294,562)  (876,754)  (1,494,677)  (538,480)    (521,945)  (751,326)  (420,928)
                                      -----------   --------   --------   ----------   --------     --------   --------   --------
  Reinvested capital gains .........      553,917         --     84,169      433,017     47,707           --         --         --
                                      -----------   --------   --------   ----------   --------     --------   --------   --------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ...  $(5,048,646)  (291,557)  (826,966)  (1,214,676)  (514,174)    (520,282)  (749,483)  (405,094)
                                      ===========   ========   ========   ==========   ========     ========   ========   ========

NATIONWIDE VARIABLE ACCOUNT - 8
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2000

                                           MSEmMkt    MSUSRE    NSATCapAp   NSATEqInc  NSATGvtBd  NSATHIncBd  NSATMidCap  NSATMyMkt
                                           -------    ------    ---------   ---------  ---------  ----------  ----------  ---------
INVESTMENT ACTIVITY:
  Reinvested dividends                    $ 35,204    17,345        2,787      5,959    176,619    20,185       27,833      184,878
  Mortality and expense risk
    charges (note 2)                        (2,333)     (533)     (26,896)    (7,422)   (32,608)   (2,256)     (47,214)     (43,551)
                                          --------   -------   ----------   --------   --------   -------     --------   ----------
    Net investment activity                 32,871    16,812      (24,109)    (1,463)   144,011    17,929      (19,381)     141,327
                                          --------   -------   ----------   --------   --------   -------     --------   ----------

  Proceeds from mutual funds
    shares sold                              7,587    74,640      212,018    108,684    139,834     9,243       63,231    5,488,750
  Cost of mutual fund shares sold           (6,909)  (72,922)    (244,712)  (106,917)  (138,359)   (9,939)     (58,108)  (5,488,751)
                                          --------   -------   ----------   --------   --------   -------     --------   ----------
    Realized gain (loss) on
      investments                              678     1,718      (32,694)     1,767      1,475      (696)       5,123           (1)
  Change in unrealized gain (loss)
    on investments                         (28,471)    3,814   (1,065,842)  (125,682)   188,957   (38,336)     110,699           (1)
                                          --------   -------   ----------   --------   --------   -------     --------   ----------
    Net gain (loss) on investments         (27,793)    5,532   (1,098,536)  (123,915)   190,432   (39,032)     115,822           (2)
                                          --------   -------   ----------   --------   --------   -------     --------   ----------
  Reinvested capital gains                      --       752      462,178         --         --        --      220,361           --
                                          --------   -------   ----------   --------   --------   -------     --------   ----------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations          $  5,078    23,096     (660,467)  (125,378)   334,443   (21,103)     316,802      141,325
                                          ========   =======   ==========   ========   ========   =======     ========   ==========

                                    NSATGlob50  NSATSmCapG  NSATSmCApV  NSATSmCo  NSATStrVal    NSATStMCap   NSATTotRe    NBAMTGuard
                                    ----------  ----------  ----------  --------  ----------    ----------   ---------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends              $   6,942         --          --         560        872             --       46,995       521
  Mortality and expense risk
    charges (note 2)                  (10,014)   (20,329)    (15,505)    (30,902)    (1,153)       (35,602)     (78,542)   (4,081)
                                    ---------   --------    --------    --------     ------     ----------   ----------   -------
    Net investment activity            (3,072)   (20,329)    (15,505)    (30,342)      (281)       (35,602)     (31,547)   (3,560)
                                    ---------   --------    --------    --------     ------     ----------   ----------   -------

  Proceeds from mutual funds
    shares sold                        81,949     82,942     193,326     104,884        929        217,958      182,350    32,543
  Cost of mutual fund shares sold     (86,073)   (69,442)   (177,391)    (98,232)      (870)      (197,013)    (185,565)  (31,113)
                                    ---------   --------    --------    --------     ------     ----------   ----------   -------
    Realized gain (loss) on
      investments                      (4,124)    13,500      15,935       6,652         59         20,945       (3,215)    1,430
  Change in unrealized gain (loss)
    on investments                   (155,645)  (506,740)   (251,465)   (604,543)     5,458     (1,067,816)  (3,918,210)    1,027
                                    ---------   --------    --------    --------     ------     ----------   ----------   -------
    Net gain (loss) on investments   (159,769)  (493,240)   (235,530)   (597,891)     5,517     (1,046,871)  (3,921,425)    2,457
                                    ---------   --------    --------    --------     ------     ----------   ----------   -------
  Reinvested capital gains             35,969     29,070     310,228     666,847         --        117,995    3,604,993        --
                                    ---------   --------    --------    --------     ------     ----------   ----------   -------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations     $(126,872)  (484,499)     59,193      38,614      5,236       (964,478)    (347,979)   (1,103)
                                    =========   ========    ========    ========     ======     ==========   ==========   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT - 8
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2000


                                      NBAMTMCGR    NBAMTPART  OPPAGGGRO    OPPCAPAPP    OPPMSGRINC   SBVSFCAP   SBVSFHYBD  SBVSFINV
                                      ---------    ---------  ---------    ---------    ----------   --------   ---------  --------
INVESTMENT ACTIVITY:
  Reinvested dividends .............  $      --         206           --        3,916       11,434     59,266    114,736     30,588
  Mortality and expense
    risk charges (note 2) ..........    (38,685)     (3,229)    (108,029)    (104,652)     (91,580)   (85,132)   (11,596)   (31,162)
                                      ---------   ---------   ----------   ----------   ----------   --------   --------   --------
    Net investment activity ........    (38,685)     (3,023)    (108,029)    (100,736)     (80,146)   (25,866)   103,140       (574)
                                      ---------   ---------   ----------   ----------   ----------   --------   --------   --------
  Proceeds from mutual funds
    shares sold ....................    144,635      46,827      708,429       73,720      280,728    120,736    227,497    252,203
  Cost of mutual fund shares sold ..   (135,847)    (49,062)    (557,975)     (66,076)    (271,713)  (105,233)  (224,263)  (257,644)
                                      ---------   ---------   ----------   ----------   ----------   --------   --------   --------
    Realized gain (loss) on
      investments ..................      8,788      (2,235)     150,454        7,644        9,015     15,503      3,234     (5,441)
  Change in unrealized gain (loss)
    on investments .................   (893,921)      2,468   (3,851,480)  (1,032,649)  (1,090,336)   (19,147)  (106,317)   149,330
                                      ---------   ---------   ----------   ----------   ----------   --------   --------   --------
    Net gain (loss) on investments .   (885,133)        233   (3,701,026)  (1,025,005)  (1,081,321)    (3,644)  (103,083)   143,889
                                      ---------   ---------   ----------   ----------   ----------   --------   --------   --------
  Reinvested capital gains .........        240       4,379      108,377      208,963      150,965    601,605         --    128,861
                                      ---------   ---------   ----------   ----------   ----------   --------   --------   --------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ...  $(923,578)      1,589   (3,700,678)    (916,778)  (1,010,502)   572,095         57    272,176
                                      =========   =========   ==========   ==========   ==========   ========   ========   ========

                                            SBVSFTOTRET  VEWRLDEMKT   VEWRLDHAS   WPVALUE
                                            -----------  ----------   ---------   -------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................    $ 55,915           --        219       2,333
  Mortality and expense
    risk charges (note 2) ...............     (13,089)     (16,841)      (583)     (2,359)
                                             --------     --------     ------     -------
    Net investment activity .............      42,826      (16,841)      (364)        (26)
                                             --------     --------     ------     -------

  Proceeds from mutual funds
    shares sold .........................      68,801      162,874      9,005       3,664
  Cost of mutual fund shares sold .......     (70,837)    (173,226)    (8,175)     (3,802)
                                             --------     --------     ------     -------
    Realized gain (loss) on investments .      (2,036)     (10,352)       830        (138)
  Change in unrealized gain (loss)
    on investments ......................      41,665     (818,070)     6,705      18,169
                                             --------     --------     ------     -------
    Net gain (loss) on investments ......      39,629     (828,422)     7,535      18,031
                                             --------     --------     ------     -------
  Reinvested capital gains ..............          --           --         --       2,141
                                             --------     --------     ------     -------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ........    $ 82,455     (845,263)     7,171      20,146
                                             ========     ========     ======     =======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT - 8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEAR ENDED DECEMBER 31, 2000 AND FOR THE PERIOD OCTOBER 1, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999


                                              TOTAL                  ACVPINCGR                ACVPINT                 ACVPVALUE
                                              -----                  ---------                -------                 ---------
                                       2000          1999         2000       1999         2000        1999         2000       1999
                                       ----          ----         ----       ----         ----        ----         ----       ----
INVESTMENT ACTIVITY:
 Net investment income .........  $   (742,211)        5,242     (14,800)       (65)      (93,563)      (172)      (5,525)      (29)
  Realized gain (loss)
   on investments ..............       125,707        11,684      (1,764)         1         9,524         10       (6,219)       --
  Change in unrealized
   gain (loss) on investments ..   (27,057,524)      320,351    (161,936)     4,014    (1,674,966)    27,311      196,662       358
  Reinvested capital gains .....     7,934,821        91,914          --         --        47,135         --        5,484        --
                                  ------------   -----------   ---------   --------   -----------   --------   ----------   -------
   Net increase (decrease)
    in contract owners' equity
    resulting from operations ..   (19,739,207)      429,191    (178,500)     3,950    (1,711,870)    27,149      190,402       329
                                  ------------   -----------   ---------   --------   -----------   --------   ----------   -------

EQUITY TRANSACTIONS:
 Purchase payments received
  from contract owners .........   226,600,119    10,193,975   2,243,488    146,993    12,387,772    256,193    1,248,834    32,941
 Transfers between funds .......            --            --     (22,626)    30,284       176,058         --       (4,307)       --
 Redemptions ...................    (5,698,592)       (6,332)   (176,826)        --      (215,941)        --      (21,569)       --
 Annuity benefits ..............            --            --          --         --            --         --           --        --
 Annual contract maintenance
  charges (note 2) .............          (997)           --         (26)        --           (24)        --           (7)       --
 Contingent deferred sales
  charges (note 2) .............       (68,977)           --        (671)        --        (3,938)        --         (142)       --
 Adjustments to maintain
  reserves .....................       (20,138)       26,489          42         (4)      (10,260)         9          629        --
                                  ------------   -----------   ---------   --------   -----------   --------   ----------   -------
      Net equity transactions ..   220,811,415    10,214,132   2,043,381    177,273    12,333,667    256,202    1,223,438    32,941
                                  ------------   -----------   ---------   --------   -----------   --------   ----------   -------

Net change in contract owners'
 equity ........................   201,072,208    10,643,323   1,864,881    181,223    10,621,797    283,351    1,413,840    33,270
Contract owners' equity
 beginning of period ...........    10,643,323            --     181,223         --       283,351         --       33,270        --
                                  ------------   -----------   ---------   --------   -----------   --------   ----------   -------
Contract owners' equity
 end of period .................  $211,715,531    10,643,323   2,046,104    181,223    10,905,148    283,351    1,447,110    33,270
                                  ============   ===========   =========   ========   ===========   ========   ==========   =======

CHANGES IN UNITS:
 Beginning units ...............       915,585            --      15,981         --        19,357         --        3,378        --
                                  ------------   -----------  ----------   --------   -----------   --------   ----------   -------
 Units purchased ...............    20,152,842       915,888     207,569     15,981       949,113     19,357      129,594     3,378
 Units redeemed ................    (1,775,902)         (303)    (18,837)        --       (60,077)        --       (6,850)       --
                                  ------------   -----------  ----------   --------   -----------   --------   ----------   -------
 Ending units ..................    19,292,525       915,585     204,713     15,981       908,393     19,357      126,122     3,378
                                  ============   ===========  ==========   ========   ===========   ========   ==========   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT - 8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEAR ENDED DECEMBER 31, 2000 AND FOR THE PERIOD OCTOBER 1, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999

                                            DRYSRGRO                 DRYAP                FEDQUALBD               FIDVIPEIS
                                            --------                 -----                ---------               ---------
                                        2000       1999         2000       1999        2000        1999        2000       1999
                                        ----       ----         ----       ----        ----        ----        ----       ----
INVESTMENT ACTIVITY:
  Net investment income .........  $   (11,684)      (340)     (15,233)       972       (8,484)      (20)     (46,345)      (232)
  Realized gain (loss)
    on investments ..............       18,369        895       13,583         --        1,481        --       (8,904)       (38)
  Change in unrealized
    gain (loss) on investments ..     (956,521)     3,326      (60,199)     1,450      100,136      (113)     645,174      6,516
  Reinvested capital gains ......           --     25,383       45,987        819           --        --       63,481         --
                                   -----------   --------   ----------   --------   ----------   -------   ----------   --------
    Net increase (decrease)
      in contract owners' equity
      resulting from operations .     (949,836)    29,264      (15,862)     3,241       93,133      (133)     653,406      6,246
                                   -----------   --------   ----------   --------   ----------   -------   ----------   --------


EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ........    7,723,487    782,879    4,121,960    367,487    1,705,154    40,279    8,394,634    416,196
  Transfers between funds .......      349,710    (62,692)    (197,549)        --          228        --        1,219         --
  Redemptions ...................     (238,671)        --     (165,035)    (1,384)     (57,522)       --     (223,647)       (40)
  Annuity benefits ..............           --         --           --         --           --        --           --         --
  Annual contract maintenance
    charges (note 2) ............          (50)        --          (21)        --           (5)       --          (28)        --
  Contingent deferred sales
    charges (note 2) ............         (785)        --         (299)        --       (1,647)       --       (2,000)        --
  Adjustments to maintain
    reserves ....................          179         (1)         138          8          179        (8)         260          3
                                   -----------   --------   ----------   --------   ----------   -------   ----------   --------
      Net equity transactions ...    7,833,870    720,186    3,759,194    366,111    1,646,387    40,271    8,170,438    416,159
                                   -----------   --------   ----------   --------   ----------   -------   ----------   --------

Net change in contract
  owners' equity ................    6,884,034    749,450    3,743,332    369,352    1,739,520    40,138    8,823,844    422,405
Contract owners' equity
  beginning of period ...........      749,450         --      369,352         --       40,138        --      422,405         --
                                   -----------   --------   ----------   --------   ----------   -------   ----------   --------
Contract owners' equity
  end of period .................  $ 7,633,484    749,450    4,112,684    369,352    1,779,658    40,138    9,246,249    422,405
                                   ===========   ========   ==========   ========   ==========   =======   ==========   ========

CHANGES IN UNITS:
  Beginning units ...............       62,468         --       33,597         --        4,029        --       40,787         --
                                   -----------   --------   ----------   --------   ----------   -------   ----------   --------
  Units purchased ...............      708,525     62,468      367,177     33,597      167,326     4,029      833,967     40,791
  Units redeemed ................      (45,723)        --      (18,896)        --       (7,376)       --      (38,773)        (4)
                                   -----------   --------   ----------   --------   ----------   -------   ----------   --------
  Ending units ..................      725,270     62,468      381,878     33,597      163,979     4,029      835,981     40,787
                                   ===========   ========   ==========   ========   ==========   =======   ==========   ========

NATIONWIDE VARIABLE ACCOUNT - 8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEAR ENDED DECEMBER 31, 2000 AND FOR THE PERIOD OCTOBER 1, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999

                                           FIDVIPGRS               FIDVIPHIS              FIDVIPOVS                FIDVIPCONS
                                           ---------               ---------              ---------                ----------
                                       2000         1999        2000       1999        2000        1999         2000         1999
                                       ----         ----        ----       ----        ----        ----         ----         ----
INVESTMENT ACTIVITY:
  Net investment income .........  $  (297,559)     (1,431)      3,005       (69)     (34,381)      (166)     (153,016)        (637)
  Realized gain (loss)
    on investments ..............          829      (3,108)    (39,408)       --      (36,752)        99        (6,748)         336
  Change in unrealized
    gain (loss) on investments ..   (5,305,833)    106,873    (255,154)      836     (840,002)    18,239    (1,487,929)      50,017
  Reinvested capital gains ......      553,917          --          --        --       84,169         --       433,017           --
                                   -----------   ---------   ---------   -------   ----------   --------   -----------   ----------
   Net increase (decrease)
     in contract owners' equity
     resulting from operations ..   (5,048,646)    102,334    (291,557)      767     (826,966)    18,172    (1,214,676)      49,716
                                   -----------   ---------   ---------   -------   ----------   --------   -----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ........   37,476,862   2,002,153   1,829,957    95,650    5,576,471    220,014    19,546,507    1,104,388
  Transfers between funds .......      266,967      (8,508)   (153,140)       --     (303,568)        --       (96,461)      36,340
  Redemptions ...................     (919,931)       (193)   (111,292)      (16)    (143,954)        --      (481,563)      (1,460)
  Annuity benefits ..............           --          --          --        --           --         --            --           --
  Annual contract maintenance
    charges (note 2) ............         (274)         --         (17)       --          (36)        --           (77)          --
  Contingent deferred sales
    charges (note 2) ............      (12,873)         --        (566)       --       (2,089)        --        (7,498)          --
  Adjustments to maintain
    reserves ....................          445       5,005          16        24           28       (173)           92          501
                                   -----------   ---------   ---------   -------   ----------   --------   -----------   ----------
      Net equity transactions ...   36,811,196   1,998,457   1,564,958    95,658    5,126,852    219,841    18,961,000    1,139,769
                                   -----------   ---------   ---------   -------   ----------   --------   -----------   ----------

Net change in contract
  owners' equity ................   31,762,550   2,100,791   1,273,401    96,425    4,299,886    238,013    17,746,324    1,189,485
Contract owners' equity
  beginning of period ...........    2,100,791          --      96,425        --      238,013         --     1,189,485           --
                                   -----------   ---------   ---------   -------   ----------   --------   -----------   ----------
Contract owners' equity
  end of period .................  $33,863,341   2,100,791   1,369,826    96,425    4,537,899    238,013    18,935,809    1,189,485
                                   ===========   =========   =========   =======   ==========   ========   ===========   ==========

CHANGES IN UNITS:
  Beginning units ...............      171,385          --       9,299        --       19,209         --       101,072           --
                                   -----------   ---------   ---------   -------   ----------   --------   -----------   ----------
  Units purchased ...............    3,136,714     171,401     208,766     9,301      484,774     19,209     1,722,590      101,072
  Units redeemed ................     (157,814)        (16)    (44,951)       (2)     (44,597)        --       (74,481)          --
                                   -----------   ---------   ---------   -------   ----------   --------   -----------   ----------
  Ending units ..................    3,150,285     171,385     173,114     9,299      459,386     19,209     1,749,181      101,072
                                   ===========   =========   =========   =======   ==========   ========   ===========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT - 8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEAR ENDED DECEMBER 31, 2000 AND FOR THE PERIOD OCTOBER 1, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999

                                              FIDVIPGROPS             JANCAPAPP            JANGLTECH             JANINTGRO
                                              -----------             ---------            ---------             ---------
                                           2000        1999        2000        1999      2000       1999       2000      1999
                                           ----        ----        ----        ----      ----       ----       ----      ----
INVESTMENT ACTIVITY:
  Net investment income ............   $   (23,401)      (164)       1,663        --       1,843        --      15,834       --
  Realized gain (loss)
    on investments .................       (16,810)        --         (131)       --           1        --      (5,162)      --
  Change in unrealized
    gain (loss) on investments .....      (521,670)     5,189     (521,814)       --    (751,327)       --    (415,766)      --
  Reinvested capital gains .........        47,707         --           --        --          --        --          --       --
                                       -----------   --------   ----------   -------  ----------   -------  ----------   ------
    Net increase (decrease)
      in contract owners' equity
      resulting from operations ....      (514,174)     5,025     (520,282)       --    (749,483)       --    (405,094)      --
                                       -----------   --------   ----------   -------  ----------   -------  ----------   ------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ...........     3,892,357    256,645    3,516,443        --   2,581,587        --   2,840,610       --
  Transfers between funds ..........      (192,352)        --      238,634        --     101,352        --     190,375       --
  Redemptions ......................       (75,851)        --      (18,046)       --      (4,704)       --      (2,471)      --
  Annuity benefits .................            --         --           --        --          --        --          --       --
  Annual contract maintenance
    charges (note 2) ...............           (18)        --           --        --          --        --          --       --
  Contingent deferred sales
    charges (note 2) ...............        (2,411)        --         (214)       --         (91)       --          --       --
  Adjustments to maintain reserves .          (304)       (57)      (1,455)       --           2        --         (37)      --
                                       -----------   --------   ----------   -------  ----------   -------  ----------   ------
      Net equity transactions ......     3,621,421    256,588    3,735,362        --   2,678,146        --   3,028,477       --
                                       -----------   --------   ----------   -------  ----------   -------  ----------   ------

Net change in contract
  owners' equity ...................     3,107,247    261,613    3,215,080        --   1,928,663        --   2,623,383       --
Contract owners' equity
  beginning of period ..............       261,613         --           --        --          --        --          --       --
                                       -----------   --------   ----------   -------  ----------   -------  ----------   ------
Contract owners' equity
  end of period ....................   $ 3,368,860    261,613    3,215,080        --   1,928,663        --   2,623,383       --
                                       ===========   ========   ==========   =======  ==========   =======  ==========   ======

CHANGES IN UNITS:
  Beginning units ..................        24,642         --           --        --          --        --          --       --
                                       -----------   --------   ----------   -------  ----------   -------  ----------   ------
  Units purchased ..................       395,017     24,644      388,874        --     290,243        --     327,943       --
  Units redeemed ...................       (31,126)        (2)      (1,975)       --        (527)       --        (285)      --
                                       -----------   --------   ----------   -------  ----------   -------  ----------   ------
  Ending units .....................       388,533     24,642      386,899        --     289,716        --     327,658       --
                                       ===========   ========   ==========   =======  ==========   =======  ==========   ======

NATIONWIDE VARIABLE ACCOUNT - 8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEAR ENDED DECEMBER 31, 2000 AND FOR THE PERIOD OCTOBER 1, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999

                                           MSEMMKT           MSUSRE              NSATCAPAP               NSATEQINC
                                           -------           ------              ---------               ---------
                                       2000      1999     2000     1999       2000        1999         2000      1999
                                       ----      ----     ----     ----       ----        ----         ----      ----
INVESTMENT ACTIVITY:
  Net investment income ..........  $  32,871       --    16,812       --     (24,109)       216       (1,463)      (2)
  Realized gain (loss)
    on investments ...............        678       --     1,718       --     (32,694)        (1)       1,767       --
  Change in unrealized
    gain (loss) on investments ...    (28,471)      --     3,814       --  (1,065,842)   (11,699)    (125,682)     219
  Reinvested capital gains .......         --       --       752       --     462,178     15,135           --       --
                                    ---------  -------  --------  -------  ----------   --------   ----------   ------
    Net increase (decrease)
      in contract owners' equity
      resulting from operations ..      5,078       --    23,096       --    (660,467)     3,651     (125,378)     217
                                    ---------  -------  --------  -------  ----------   --------   ----------   ------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners .........    138,191       --   138,423       --   2,521,622    384,959    1,107,486    8,788
  Transfers between funds ........    207,961       --     4,122       --    (112,919)        --           --       --
  Redemptions ....................     (7,336)      --      (726)      --     (63,822)    (1,503)     (15,489)      --
  Annuity benefits ...............         --       --        --       --          --         --           --       --
  Annual contract maintenance
    charges (note 2) .............         --       --        --       --          (6)        --           (6)      --
  Contingent deferred sales
    charges (note 2) .............         --       --        --       --        (500)        --         (478)      --
  Adjustments to maintain reserves         --       --   (13,537)      --           2       (128)           4        9
                                    ---------  -------  --------  -------  ----------   --------   ----------   ------
      Net equity transactions ....    338,816       --   128,282       --   2,344,377    383,328    1,091,517    8,797
                                    ---------  -------  --------  -------  ----------   --------   ----------   ------

Net change in contract
  owners' equity .................    343,894       --   151,378       --   1,683,910    386,979      966,139    9,014
Contract owners' equity
  beginning of period ............         --       --        --       --     386,979         --        9,014       --
                                    ---------  -------  --------  -------  ----------   --------   ----------   ------
Contract owners' equity
  end of period ..................  $ 343,894       --   151,378       --   2,070,889    386,979      975,153    9,014
                                    =========  =======  ========  =======  ==========   ========   ==========   ======

CHANGES IN UNITS:
  Beginning units ................         --       --        --       --      37,027         --          790       --
                                    ---------  -------  --------  -------  ----------   --------   ----------   ------
  Units purchased ................     29,048       --    12,977       --     264,887     37,171       99,402      790
  Units redeemed .................     (1,394)      --      (762)      --     (28,382)      (144)      (3,099)      --
                                    ---------  -------  --------  -------  ----------   --------   ----------   ------
  Ending units ...................     27,654       --    12,215       --     273,532     37,027       97,093      790
                                    =========  =======  ========  =======  ==========   ========   ==========   ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT - 8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEAR ENDED DECEMBER 31, 2000 AND FOR THE PERIOD OCTOBER 1, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999

                                           NSATGvtBd           NSATHIncBd           NSATMidCap              NSATMyMkt
                                           ---------           ----------           ----------              ---------
                                        2000       1999       2000     1999       2000       1999        2000       1999
                                        ----       ----       ----     ----       ----       ----        ----       ----
INVESTMENT ACTIVITY:
  Net investment income ..........  $   144,011       750     17,929     --      (19,381)       (59)     141,327       446
  Realized gain (loss)
    on investments ...............        1,475        --       (696)    --        5,123       (827)          (1)       --
  Change in unrealized
    gain (loss) on investments ...      188,957    (1,280)   (38,336)    (1)     110,699      2,806           (1)       --
  Reinvested capital gains .......           --       109         --     --      220,361      8,256           --        --
                                    -----------   -------   --------   ----   ----------   --------   ----------   -------
    Net increase (decrease)
      in contract owners' equity
      resulting from operations ..      334,443      (421)   (21,103)    (1)     316,802     10,176      141,325       446
                                    -----------   -------   --------   ----   ----------   --------   ----------   -------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners .........    5,313,126    87,753    333,434    518    5,532,077    259,785    8,374,641   307,175
  Transfers between funds ........       (5,349)       --         --     --       28,643    (30,788)  (2,655,037)  200,271
  Redemptions ....................     (118,607)      (42)    (9,714)    --      (48,319)       (16)    (764,161)       --
  Annuity benefits ...............           --        --         --     --           --         --           --        --
  Annual contract maintenance
    charges (note 2) .............          (40)       --         --     --          (17)        --           --        --
  Contingent deferred sales
    charges (note 2) .............         (303)       --       (231)    --         (706)        --       (3,902)       --
  Adjustments to maintain reserves          124       147         12     (4)         141       (177)          97     1,737
                                    -----------   -------   --------   ----   ----------   --------   ----------   -------
      Net equity transactions ....    5,188,951    87,858    323,501    514    5,511,819    228,804    4,951,638   509,183
                                    -----------   -------   --------   ----   ----------   --------   ----------   -------

Net change in contract
  owners' equity .................    5,523,394    87,437    302,398    513    5,828,621    238,980    5,092,963   509,629
Contract owners' equity
  beginning of period ............       87,437        --        513     --      238,980         --      509,629        --
                                    -----------   -------   --------   ----   ----------   --------   ----------   -------
Contract owners' equity
  end of period ..................  $ 5,610,831    87,437    302,911    513    6,067,601    238,980    5,602,592   509,629
                                    ===========   =======   ========   ====   ==========   ========   ==========   =======

CHANGES IN UNITS:
  Beginning units ................        8,802        --         50     --       20,437         --       50,504        --
                                    -----------   -------   --------   ----   ----------   --------   ----------   -------
  Units purchased ................      515,620     8,806     33,612     50      454,447     20,438    1,158,470    50,504
  Units redeemed .................      (15,443)       (4)      (999)    --      (18,128)        (1)    (677,925)       --
                                    -----------   -------   --------   ----   ----------   --------   ----------   -------
  Ending units ...................      508,979     8,802     32,663     50      456,756     20,437      531,049    50,504
                                    ===========   =======   ========   ====   ==========   ========   ==========   =======

NATIONWIDE VARIABLE ACCOUNT - 8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEAR ENDED DECEMBER 31, 2000 AND FOR THE PERIOD OCTOBER 1, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999

                                           NSATGLob50             NSATSmCapG             NSATSmCapV            NSATSmCo
                                        2000        1999        2000      1999        2000       1999       2000       1999
INVESTMENT ACTIVITY:
  Net investment income ..........  $    (3,072)       (8)     (20,329)      (2)     (15,505)      (36)     (30,342)      (51)
  Realized gain (loss)
    on investments ...............       (4,124)       --       13,500       --       15,935        --        6,652        (2)
  Change in unrealized
    gain (loss) on investments ...     (155,645)      164     (506,740)     274     (251,465)   (3,340)    (604,543)    4,402
  Reinvested capital gains .......       35,969       307       29,070      131      310,228     8,628      666,847     2,417
                                    -----------   -------   ----------   ------   ----------   -------   ----------   -------
    Net increase (decrease)
      in contract owners' equity
      resulting from operations ..     (126,872)      463     (484,499)     403       59,193     5,252       38,614     6,766
                                    -----------   -------   ----------   ------   ----------   -------   ----------   -------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners .........    1,245,391    19,337    2,477,578    3,055    1,517,322    67,043    3,966,776    63,570
  Transfers between funds ........      (52,040)       --      134,607       --       17,045        --      207,970        --
  Redemptions ....................      (32,698)       --      (59,237)      --      (23,807)       --      (65,947)       --
  Annuity benefits ...............           --        --           --       --           --        --           --        --
  Annual contract maintenance
    charges (note 2) .............          (13)       --           --       --          (22)       --           (8)       --
  Contingent deferred sales
    charges (note 2) .............         (661)       --         (208)      --       (1,035)       --         (550)       --
  Adjustments to maintain reserves           19        (2)       1,036        5           13        (7)          75    18,472
                                    -----------   -------   ----------   ------   ----------   -------   ----------   -------
      Net equity transactions ....    1,159,998    19,335    2,553,776    3,060    1,509,516    67,036    4,108,316    82,042
                                    -----------   -------   ----------   ------   ----------   -------   ----------   -------

Net change in contract
  owners' equity .................    1,033,126    19,798    2,069,277    3,463    1,568,709    72,288    4,146,930    88,808
Contract owners' equity
  beginning of period ............       19,798        --        3,463       --       72,288        --       88,808        --
                                    -----------   -------   ----------   ------   ----------   -------   ----------   -------
Contract owners' equity
  end of period ..................  $ 1,052,924    19,798    2,072,740    3,463    1,640,997    72,288    4,235,738    88,808
                                    ===========   =======   ==========   ======   ==========   =======   ==========   =======

CHANGES IN UNITS:
  Beginning units ................        1,739        --          210       --        6,505        --        6,733        --
                                    -----------   -------   ----------   ------   ----------   -------   ----------   -------
  Units purchased ................      115,571     1,739      159,200      210      143,777     6,505      306,017     6,733
  Units redeemed .................      (10,399)       --       (7,339)      --      (15,611)       --      (13,690)       --
                                    -----------   -------   ----------   ------   ----------   -------   ----------   -------
  Ending units ...................      106,911     1,739      152,071      210      134,671     6,505      299,060     6,733
                                    ===========   =======   ==========   ======   ==========   =======   ==========   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT - 8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEAR ENDED DECEMBER 31, 2000 AND FOR THE PERIOD OCTOBER 1, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999

                                      NSATStrVal           NSATStMCap               NSATTotRe            NBAMTGuard
                                      ----------           ----------               ---------            ----------
                                     2000      1999      2000       1999         2000        1999       2000      1999
                                     ----      ----      ----       ----         ----        ----       ----      ----
INVESTMENT ACTIVITY:
  Net investment income ........  $    (281)     --     (35,602)      (109)      (31,547)       (46)    (3,560)      (38)
  Realized gain (loss)
    on investments .............         59      --      20,945          2        (3,215)    (1,484)     1,430        --
  Change in unrealized
    gain (loss) on investments .      5,458      86  (1,067,816)     9,645    (3,918,210)    (6,136)     1,027       881
  Reinvested capital gains .....         --      --     117,995      6,271     3,604,993     11,697         --        --
                                  ---------   -----  ----------   --------   -----------   --------   --------   -------
    Net increase (decrease)
      in contract owners' equity
      resulting from operations       5,236      86    (964,478)    15,809      (347,979)     4,031     (1,103)      843
                                  ---------   -----  ----------   --------   -----------   --------   --------   -------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners .......     91,648   3,280   3,849,681    159,870    10,037,138    515,092    404,773    50,316
  Transfers between funds ......     47,178      --     312,489         --       (51,444)  (164,907)    17,091        --
  Redemptions ..................         --      --     (30,870)        --      (219,486)       (14)    (7,196)      (23)
  Annuity benefits .............         --      --          --         --            --         --         --        --
  Annual contract maintenance
    charges (note 2) ...........         --      --         (11)        --           (93)        --         --        --
  Contingent deferred sales
    charges (note 2) ...........         --      --        (845)        --        (3,249)        --         --        --
  Adjustments to maintain
    reserves ...................        (42)      4           4          3           238    164,868         26        (1)
                                  ---------   -----  ----------   --------   -----------   --------   --------   -------
      Net equity transactions ..    138,784   3,284   4,130,448    159,873     9,763,104    515,039    414,694    50,292
                                  ---------   -----  ----------   --------   -----------   --------   --------   -------

Net change in contract
  owners' equity ...............    144,020   3,370   3,165,970    175,682     9,415,125    519,070    413,591    51,135
Contract owners' equity
  beginning of period ..........      3,370      --     175,682         --       519,070         --     51,135        --
                                  ---------   -----  ----------   --------   -----------   --------   --------   -------
Contract owners' equity
  end of period ................  $ 147,390   3,370   3,341,652    175,682     9,934,195    519,070    464,726    51,135
                                  =========   =====  ==========   ========   ===========   ========   ========   =======

CHANGES IN UNITS:
  Beginning units ..............        312      --      12,348         --        48,025         --      4,403        --
                                  ---------   -----  ----------   --------   -----------   --------   --------   -------
  Units purchased ..............     12,546     312     293,238     12,348       953,693     48,025     38,114     4,403
  Units redeemed ...............         --      --     (24,104)        --       (49,426)        --     (2,391)       --
                                  ---------   -----  ----------   --------   -----------   --------   --------   -------
  Ending units .................     12,858     312     281,482     12,348       952,292     48,025     40,126     4,403
                                  =========   =====  ==========   ========   ===========   ========   ========   =======

NATIONWIDE VARIABLE ACCOUNT - 8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEAR ENDED DECEMBER 31, 2000 AND FOR THE PERIOD OCTOBER 1, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999

                                           NBAMTMCGr            NBAMTPart              OppAggGro                OppCapApp
                                           ---------            ---------              ---------                ---------
                                        2000        1999      2000      1999        2000       1999          2000        1999
                                        ----        ----      ----      ----        ----       ----          ----        ----
INVESTMENT ACTIVITY:
  Net investment income ..........  $   (38,685)      (19)    (3,023)      (1)     (108,029)      (266)     (100,736)      (464)
  Realized gain (loss)
    on investments ...............        8,788         1     (2,235)      --       150,454     15,184         7,644        230
  Change in unrealized
    gain (loss) on investments ...     (893,921)    3,515      2,468       21    (3,851,480)    26,682    (1,032,649)    44,500
  Reinvested capital gains .......          240        --      4,379       --       108,377         --       208,963         --
                                    -----------   -------   --------   ------   -----------   --------   -----------   --------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..     (923,578)    3,497      1,589       20    (3,700,678)    41,600      (916,778)    44,266
                                    -----------   -------   --------   ------   -----------   --------   -----------   --------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners .........    5,029,464    47,918    461,798    1,400    13,378,283    375,646    13,342,168    605,022
  Transfers between funds ........      539,979        --         --       --     1,414,149         --       (80,268)        --
  Redemptions ....................      (44,090)       --     (3,456)      --      (216,792)        --      (253,334)    (1,462)
  Annuity benefits ...............           --        --         --       --            --         --            --         --
  Annual contract maintenance
    charges (note 2) .............           (3)       --         --       --           (16)        --           (95)        --
  Contingent deferred sales
    charges (note 2) .............       (1,726)       --         --       --        (3,218)        --        (2,845)        --
  Adjustments to maintain reserves          106        (2)        13       (3)          (35)  (164,905)        1,179      3,779
                                    -----------   -------   --------   ------   -----------   --------   -----------   --------
      Net equity transactions ....    5,523,730    47,916    458,355    1,397    14,572,371    210,741    13,006,805    607,339
                                    -----------   -------   --------   ------   -----------   --------   -----------   --------

Net change in contract
  owners' equity .................    4,600,152    51,413    459,944    1,417    10,871,693    252,341    12,090,027    651,605
Contract owners' equity
  beginning of period ............       51,413        --      1,417       --       252,341         --       651,605         --
                                    -----------   -------   --------   ------   -----------   --------   -----------   --------
Contract owners' equity
  end of period ..................  $ 4,651,565    51,413    461,361    1,417    11,124,034    252,341    12,741,632    651,605
                                    ===========   =======   ========   ======   ===========   ========   ===========   ========

CHANGES IN UNITS:
  Beginning units ................        3,465        --        130       --        17,379         --        50,682         --
                                    -----------   -------   --------   ------   -----------   --------   -----------   --------
  Units purchased ................      361,665     3,465     42,804      130       956,040     17,379     1,002,737     50,796
  Units redeemed .................      (21,573)       --       (321)      --       (98,087)        --       (46,052)      (114)
                                    -----------   -------   --------   ------   -----------   --------   -----------   --------
  Ending units ...................      343,557     3,465     42,613      130       875,332     17,379     1,007,367     50,682
                                    ===========   =======   ========   ======   ===========   ========   ===========   ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT - 8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEAR ENDED DECEMBER 31, 2000 AND FOR THE PERIOD OCTOBER 1, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999

                                            OPPMSGRINC                 SBVSFCAP              SBVSFHYBD               SBVSFINV
                                            ----------                 --------              ---------               --------
                                         2000        1999          2000       1999        2000       1999         2000       1999
                                         ----        ----          ----       ----        ----       ----         ----       ----
INVESTMENT ACTIVITY:
  Net investment income ..........  $    (80,146)      (332)      (25,866)     1,835      103,140     2,919         (574)       698
  Realized gain (loss)
    on investments ...............         9,015        412        15,503         62        3,234        --       (5,441)      (105)
  Change in unrealized
    gain (loss) on investments ...    (1,090,336)    21,619       (19,147)     1,194     (106,317)   (2,505)     149,330      2,518
  Reinvested capital gains .......       150,965         --       601,605     12,520           --        --      128,861         --
                                    ------------   --------   -----------   --------   ----------   -------   ----------   --------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..    (1,010,502)    21,699       572,095     15,611           57       414      272,176      3,111
                                    ------------   --------   -----------   --------   ----------   -------   ----------   --------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners .........    11,923,373    583,878    10,503,767    465,275    1,485,716    33,159    4,169,305    160,831
  Transfers between funds ........      (224,720)        --       292,207         --     (208,720)       --      (17,798)        --
  Redemptions ....................      (436,579)       (90)     (260,605)       (23)     (28,261)       --      (84,565)       (34)
  Annuity benefits ...............            --         --            --         --           --        --           --         --
  Annual contract maintenance
    charges (note 2) .............           (50)        --           (11)        --          (15)       --           --         --
  Contingent deferred sales
    charges (note 2) .............        (7,368)        --        (2,920)        --           (7)       --       (2,225)        --
  Adjustments to maintain reserves           (88)    (2,247)          286       (331)          33        --          128        (28)
                                    ------------   --------   -----------   --------   ----------   -------   ----------   --------
      Net equity transactions ....    11,254,568    581,541    10,532,724    464,921    1,248,746    33,159    4,064,845    160,528
                                    ------------   --------   -----------   --------   ----------   -------   ----------   --------

Net change in contract
  owners' equity .................    10,244,066    603,240    11,104,819    480,532    1,248,803    33,573    4,337,021    163,880
Contract owners' equity
  beginning of period ............       603,240         --       480,532         --       33,573        --      163,880         --
                                    ------------   --------   -----------   --------   ----------   -------   ----------   --------
Contract owners' equity
  end of period ..................  $ 10,847,306    603,240    11,585,351    480,532    1,282,376    33,573    4,500,901    163,880
                                    ============   ========   ===========   ========   ==========   =======   ==========   ========

CHANGES IN UNITS:
  Beginning units ................        54,194         --        43,305         --        3,249        --       15,555         --
                                    ------------   --------   -----------   --------   ----------   -------   ----------   --------
  Units purchased ................     1,113,006     54,202       894,976     43,307      123,528     3,249      397,024     15,558
  Units redeemed .................       (83,849)        (8)      (42,791)        (2)        (899)       --      (36,649)        (3)
                                    ------------   --------   -----------   --------   ----------   -------   ----------   --------
  Ending units ...................     1,083,351     54,194       895,490     43,305      125,878     3,249      375,930     15,555
                                    ============   ========   ===========   ========   ==========   =======   ==========   ========

NATIONWIDE VARIABLE ACCOUNT - 8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEAR ENDED DECEMBER 31, 2000 AND FOR THE PERIOD OCTOBER 1, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999

                                           SBVSFTOTRET             VEWRLDEMKT          VEWRLDHAS             WPVALUE
                                           -----------             ----------          ---------             -------
                                        2000         1999        2000      1999      2000      1999       2000      1999
                                        ----         ----        ----      ----      ----      ----       ----      ----
INVESTMENT ACTIVITY:
  Net investment income ..........  $    42,826      2,089      (16,841)      (21)     (364)       (4)       (26)     100
  Realized gain (loss)
    on investments ...............       (2,036)        (1)     (10,352)       17       830         1       (138)      --
  Change in unrealized
    gain (loss) on investments ...       41,665     (2,434)    (818,070)    3,676     6,705       438     18,169    1,090
  Reinvested capital gains .......           --         --           --        --        --        --      2,141      241
                                    -----------   --------   ----------   -------   -------   -------   --------   ------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..       82,455       (346)    (845,263)    3,672     7,171       435     20,146    1,431
                                    -----------   --------   ----------   -------   -------   -------   --------   ------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners .........    1,738,242     91,323    2,252,573    75,972    79,233    10,000    100,767   91,192
  Transfers between funds ........      (48,363)        --     (129,853)       --    (2,990)       --     11,520       --
  Redemptions ....................      (23,369)       (16)     (15,914)      (16)   (5,541)       --     (1,648)      --
  Annuity benefits ...............           --         --           --        --        --        --         --       --
  Annual contract maintenance
    charges (note 2) .............           (6)        --           (2)       --        --        --         --       --
  Contingent deferred sales
    charges (note 2) .............         (246)        --         (530)       --        --        --         --       --
  Adjustments to maintain
    reserves .....................           83         (5)         (17)       (4)       (1)        2          9       --
                                    -----------   --------   ----------   -------   -------   -------   --------   ------
      Net equity transactions ....    1,666,341     91,302    2,106,257    75,952    70,701    10,002    110,648   91,433
                                    -----------   --------   ----------   -------   -------   -------   --------   ------

Net change in contract
  owners' equity .................    1,748,796     90,956    1,260,994    79,624    77,872    10,437    130,794   92,623
Contract owners' equity
  beginning of period ............       90,956         --       79,624        --    10,437        --     92,623       --
                                    -----------   --------   ----------   -------   -------   -------   --------   ------
Contract owners' equity
  end of period ..................  $ 1,839,752     90,956    1,340,618    79,624    88,309    10,437    223,417   92,623
                                    ===========   ========   ==========   =======   =======   =======   ========   ======

CHANGES IN UNITS:
  Beginning units ................        9,159         --        5,099        --     1,012        --      9,267       --
                                    -----------   --------   ----------   -------   -------   -------   --------   ------
  Units purchased ................      174,962      9,161      158,005     5,100     7,566     1,012     11,718    9,267
  Units redeemed .................      (10,011)        (2)     (13,336)       (1)     (783)       --       (171)      --
                                    -----------   --------   ----------   -------   -------   -------   --------   ------
  Ending units ...................      174,110      9,159      149,768     5,099     7,795     1,012     20,814    9,267
                                    ===========   ========   ==========   =======   =======   =======   ========   ======


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT-8

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 2000 AND 1999


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account-8 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 3, 1995. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         Contract owners in either the accumulation or payout phase may invest in the following:


              Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

                  American Century VP - American Century VP Income & Growth (ACVPIncGr)

                  American Century VP - American Century VP International (ACVPInt)

                  American Century VP - American Century VP Value (ACVPValue)


              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)


              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

                  Dreyfus VIF - Appreciation Portfolio (DryAp) (formerly Dreyfus VIF - Capital Appreciation Portfolio)


              Federated Insurance Series - Federated Quality Bond Fund II (FedQualBd)


              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);

                  Fidelity VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)

                  Fidelity VIP - Growth Portfolio: Service Class (FidVIPGrS)

                  Fidelity VIP - High Income Portfolio: Service Class
                  (FidVIPHIS)

                  Fidelity VIP - Overseas Portfolio: Service Class (FidVIPOvS)


              Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);

                  Fidelity VIP-II - Contrafund Portfolio: Service Class (FidVIPConS)


              Portfolios of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);

                  Fidelity VIP-III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)


              Portfolios of the Janus Aspen Series;

                  Janus Aspen Series - Capital Appreciation Portfolio
                  (JanCapApp)

                  Janus Aspen Series - Global Technology Portfolio (JanGlTech)

                  Janus Aspen Series - International Growth Portfolio
                  (JanIntGro)


              Portfolios of the Morgan Stanley: The Universal Institutional Funds, Inc. (Morgan Stanley: UIF);

                  Morgan Stanley: UIF - Emerging Markets Debt Portfolio
                  (MSEmMkt)

                  Morgan Stanley: UIF - U.S. Real Estate Portfolio (MSUSRE)
                       (formerly Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio)

              Portfolios of the Nationwide Separate Account Trust (Nationwide
              SAT) (managed for a fee by an affiliated investment advisor);

                  Nationwide SAT - Capital Appreciation Fund (NSATCapAp)

                  Nationwide SAT - Equity Income Fund - Federated (NSATEqInc)

                  Nationwide SAT - Government Bond Fund (NSATGvtBd)

                  Nationwide SAT - High Income Bond Fund - Federated
                  (NSATHIncBd)

                  Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMidCap)

                  Nationwide SAT - Money Market Fund (NSATMyMkt)

                  Nationwide SAT - Nationwide Global 50 Fund (NSATGlob50)

                  Nationwide SAT - Nationwide Small Cap Growth Fund (NSATSmCapG)
                       (formerly Nationwide SAT - Select Advisers Small Cap Growth Fund)

                  Nationwide SAT - Nationwide Small Cap Value Fund (NSATSmCapV)

                  Nationwide SAT - Nationwide Small Company Fund (NSATSmCo)

                  Nationwide SAT - Nationwide Strategic Value Fund (NSATStrVal)

                  Nationwide SAT - Strong Mid Cap Growth Fund (NSATStMCap)
                       (formerly Nationwide SAT - Strategic Growth Fund)

                  Nationwide SAT - Total Return Fund (NSATTotRe)


              Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

                  Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)

                  Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)

                  Neuberger Berman AMT - Partners Portfolio (NBAMTPart)


              Oppenheimer - Aggressive Growth Fund/VA (OppAggGro)

              Oppenheimer - Capital Appreciation Fund/VA (OppCapApp)

              Oppenheimer - Main Street Growth & Income Fund/VA (OppMSGrInc)


              Portfolios of the Salomon Brothers Variable Series Funds Inc. (Salomon Brothers VSF);

                  Salomon Brothers VSF - Capital Fund (SBVSFCap)

                  Salomon Brothers VSF - High Yield Bond Fund (SBVSFHYBd)

                  Salomon Brothers VSF - Investors Fund (SBVSFInv)

                  Salomon Brothers VSF - Total Return Fund (SBVSFTotRet)


              Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck WIT);

                  Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)

                  Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)


              Portfolios of the Warburg Pincus Trust;

                  Warburg Pincus Trust - Value Portfolio (WPValue)
                       (formerly Warburg Pincus Trust Growth & Income Fund)

         At December 31, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-8

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) a mortality risk charge and an expense risk charge assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.60%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  FINANCIAL HIGHLIGHTS

     The following is a summary of units outstanding, unit fair values and contract owners' equity for variable annuity contracts as of the end of the period indicated, and total return for the year ended December 31, 2000 and for the period October 1, 1999 (commencement of operations) through December 31, 1999.

     The following is a summary for 2000:

                                                                                   Unit            Contract        Total
                                                                     Units       Fair Value     Owners' Equity    Return**
                                                                     -----       ----------     --------------    --------
American Century VP -
American Century VP Income & Growth:
      Tax qualified ......................................           62,660      $ 9.994986      $   626,286      (11.86)%
      Non-tax qualified ..................................          142,053        9.994986        1,419,818      (11.86)%

American Century VP -
American Century VP International:
      Tax qualified ......................................          317,803       12.004879        3,815,187      (17.98)%
      Non-tax qualified ..................................          590,590       12.004879        7,089,961      (17.98)%

American Century VP -
American Century VP Value:
      Tax qualified ......................................           25,455       11.473893          292,068      16.50%
      Non-tax qualified ..................................          100,667       11.473893        1,155,042      16.50%

The Dreyfus Socially Responsible
Growth Fund, Inc.:
      Tax qualified ......................................          289,909       10.525008        3,051,295      (12.27)%
      Non-tax qualified ..................................          435,362       10.525008        4,582,189      (12.27)%

Dreyfus VIF - Appreciation Portfolio:
      Tax qualified ......................................          139,975       10.769627        1,507,479      (2.03)%
      Non-tax qualified ..................................          241,903       10.769627        2,605,205      (2.03)%

Federated Insurance Series -
Federated Quality Bond Fund II:
      Tax qualified ......................................           59,347       10.852961          644,091       8.91%
      Non-tax qualified ..................................          104,632       10.852961        1,135,567       8.91%

Fidelity VIP - Equity-Income Portfolio:
Service Class:
      Tax qualified ......................................          290,942       11.060358        3,217,923       6.80%
      Non-tax qualified ..................................          545,039       11.060358        6,028,326       6.80%

Fidelity VIP - Growth Portfolio: Service Class:
      Tax qualified ......................................        1,085,412       10.749298       11,667,417      (12.31)%
      Non-tax qualified ..................................        2,064,872       10.749298       22,195,924      (12.31)%

Fidelity VIP - High Income Portfolio:
Service Class:
      Tax qualified ......................................           51,209        7.912811          405,207      (23.69)%
      Non-tax qualified ..................................          121,906        7.912811          964,619      (23.69)%

Fidelity VIP - Overseas Portfolio: Service Class:
      Tax qualified ......................................          165,943        9.878160        1,639,212      (20.28)%
      Non-tax qualified ..................................          293,444        9.878160        2,898,687      (20.28)%

Fidelity VIP-II - Contrafund Portfolio:
Service Class:
      Tax qualified ......................................          596,637       10.825529        6,458,911      (8.01)%
      Non-tax qualified ..................................        1,152,544       10.825529       12,476,898      (8.01)%

Fidelity VIP-III - Growth Opportunities Portfolio:
Service Class:
      Tax qualified ......................................          131,598        8.670739        1,141,052      (18.33)%
      Non-tax qualified ..................................          256,934        8.670739        2,227,808      (18.33)%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-8

                                                                     Unit          Contract        Total
                                                       Units       Fair Value   Owners' Equity    Return**
                                                       -----       ----------   --------------    --------
Janus Aspen Series -
Capital Appreciation Portfolio:
      Tax qualified                                   208,949       8.309868      1,736,339      (30.11)%***
      Non-tax qualified                               177,950       8.309868      1,478,741      (30.11)%***

Janus Aspen Series -
Global Technology Portfolio:
      Tax qualified                                   115,702       6.657082        770,238      (59.56)%***
      Non-tax qualified                               174,014       6.657082      1,158,425      (59.56)%***

Janus Aspen Series -
International Growth Portfolio:
      Tax qualified                                   156,981       8.006468      1,256,863      (35.50)%***
      Non-tax qualified                               170,677       8.006468      1,366,520      (35.50)%***

Morgan Stanley: UIF -
Emerging Markets Debt Portfolio:
      Tax qualified                                     5,167      12.435607         64,255       9.84%
      Non-tax qualified                                22,487      12.435607        279,639       9.84%

Morgan Stanley UIF - U.S. Real Estate Portfolio:
      Tax qualified                                     8,228      12.392833        101,968      12.74%***
      Non-tax qualified                                 3,987      12.392833         49,410      12.74%***

Nationwide SAT - Capital Appreciation Fund:
      Tax qualified                                   124,631       7.570947        943,575      (27.56)%
      Non-tax qualified                               148,900       7.570947      1,127,314      (27.56)%

Nationwide SAT -
Equity Income Fund - Federated:
      Tax qualified                                    32,943      10.043488        330,863      (11.87)%
      Non-tax qualified                                64,150      10.043488        644,290      (11.87)%

Nationwide SAT - Government Bond Fund:
      Tax qualified                                   167,737      11.023698      1,849,082      10.97%
      Non-tax qualified                               341,242      11.023698      3,761,749      10.97%

Nationwide SAT -
High Income Bond Fund - Federated:
      Tax qualified                                     8,526       9.273545         79,066      (9.55)%
      Non-tax qualified                                24,138       9.273545        223,845      (9.55)%

Nationwide SAT - Mid Cap Index Fund - Dreyfus:
      Tax qualified                                   189,369      13.284119      2,515,600      13.60%
      Non-tax qualified                               267,387      13.284119      3,552,001      13.60%

Nationwide SAT - Money Market Fund:
      Tax qualified                                   186,420      10.550029      1,966,736       4.55%
      Non-tax qualified                               344,630      10.550029      3,635,856       4.55%

Nationwide SAT - Nationwide Global 50 Fund:
      Tax qualified                                    38,976       9.848693        383,863      (13.54)%
      Non-tax qualified                                67,934       9.848693        669,061      (13.54)%

Nationwide SAT -
Nationwide Small Cap Growth Fund:
      Tax qualified                                    53,520      13.629995        729,477      (17.34)%
      Non-tax qualified                                98,552      13.629995      1,343,263      (17.34)%

Nationwide SAT -
Nationwide Small Cap Value Fund:
      Tax qualified                                    49,961      12.185229        608,786       9.65%
      Non-tax qualified                                84,710      12.185229      1,032,211       9.65%

                                                                  Unit          Contract       Total
                                                   Units       Fair Value   Owners' Equity   Return**
                                                   -----       ----------   --------------   --------
Nationwide SAT -
Nationwide Small Company Fund:
      Tax qualified                               126,407      14.163507      1,790,366       7.38%
      Non-tax qualified                           172,653      14.163507      2,445,372       7.38%

Nationwide SAT -
Nationwide Strategic Value Fund:
      Tax qualified                                 8,609      11.462858         98,684       6.11%
      Non-tax qualified                             4,249      11.462858         48,706       6.11%

Nationwide SAT - Strong Mid Cap Growth Fund:
      Tax qualified                                98,503      11.871593      1,169,388      (16.56)%
      Non-tax qualified                           182,980      11.871593      2,172,264      (16.56)%

Nationwide SAT - Total Return Fund:
      Tax qualified                               296,989      10.431879      3,098,153      (3.48)%
      Non-tax qualified                           655,303      10.431879      6,836,042      (3.48)%

Neuberger Berman AMT - Guardian Portfolio:
      Tax qualified                                17,314      11.581399        200,520      (0.28)%
      Non-tax qualified                            22,813      11.581399        264,206      (0.28)%

Neuberger Berman AMT -
Mid-Cap Growth Portfolio:
      Tax qualified                               131,293      13.539428      1,777,632      (8.75)%
      Non-tax qualified                           212,264      13.539428      2,873,933      (8.75)%

Neuberger Berman AMT - Partners Portfolio:
      Tax qualified                                 7,875      10.826755         85,261      (0.70)%
      Non-tax qualified                            34,738      10.826755        376,100      (0.70)%

Oppenheimer - Aggressive Growth Fund/VA:
      Tax qualified                               334,368      12.708360      4,249,269      (12.48)%
      Non-tax qualified                           540,964      12.708360      6,874,765      (12.48)%

Oppenheimer  - Capital Appreciation Fund/VA:
      Tax qualified                               389,704      12.648451      4,929,152      (1.62)%
      Non-tax qualified                           617,663      12.648451      7,812,480      (1.62)%

Oppenheimer -
Main Street Growth & Income Fund/VA:
      Tax qualified                               459,992      10.012734      4,605,778      (10.05)%
      Non-tax qualified                           623,359      10.012734      6,241,528      (10.05)%

Salomon Brothers VSF - Capital Fund:
      Tax qualified                               321,647      12.937443      4,161,290      16.59%
      Non-tax qualified                           573,843      12.937443      7,424,061      16.59%

Salomon Brothers VSF - High Yield Bond Fund:
      Tax qualified                                40,512      10.187456        412,714      (1.41)%
      Non-tax qualified                            85,366      10.187456        869,662      (1.41)%

Salomon Brothers VSF - Investors Fund:
      Tax qualified                               125,498      11.972741      1,502,555      13.63%
      Non-tax qualified                           250,431      11.972741      2,998,346      13.63%

Salomon Brothers VSF - Total Return Fund:
      Tax qualified                                90,669      10.566609        958,064       6.40%
      Non-tax qualified                            83,441      10.566609        881,688       6.40%

Van Eck WIT -
Worldwide Emerging Markets Fund:
      Tax qualified                                40,805       8.951361        365,260      (42.68)%
      Non-tax qualified                           108,962       8.951361        975,358      (42.68)%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-8

                                                                      Unit          Contract        Total
                                                       Units        Fair Value   Owners' Equity    Return**
                                                       -----        ----------   --------------    --------

Van Eck WIT - Worldwide Hard Assets Fund:
      Tax qualified                                      1,307       11.328950          14,807       9.85%
      Non-tax qualified                                  6,488       11.328950          73,502       9.85%

Warburg Pincus Trust - Value Portfolio:
      Tax qualified                                      4,981       10.734004          53,466       7.39%
      Non-tax qualified                                 15,833       10.734004         169,951       7.39%
                                                       =======       =========    ------------
                                                                                  $211,715,531
                                                                                  ============


The Following Is A Summary For 1999:


American Century VP -
American Century VP Income & Growth:
      Tax qualified                                      4,221      $11.339911      $   47,866      53.20%***
      Non-tax qualified                                 11,760       11.339911         133,357      53.20%***

American Century VP -
American Century VP International:
      Tax qualified                                      4,762       14.637401          69,703     184.11%***
      Non-tax qualified                                 14,596       14.637401         213,648     184.11%***

American Century VP -
American Century VP Value:
      Non-tax qualified                                  3,378        9.849004          33,270      (5.99)%***

The Dreyfus Socially Responsible
Growth Fund, Inc.:
      Tax qualified                                     18,073       11.997336         216,828      79.30%***
      Non-tax qualified                                 44,395       11.997336         532,622      79.30%***

Dreyfus VIF - Capital Appreciation Portfolio:
      Tax qualified                                     14,243       10.993278         156,577      39.43%***
      Non-tax qualified                                 19,355       10.993278         212,775      39.43%***

Federated Insurance Series -
Federated Quality Bond Fund II:
      Tax qualified                                      1,815        9.964904          18,086      (1.39)%***
      Non-tax qualified                                  2,213        9.964904          22,052      (1.39)%***

Fidelity VIP -
Equity-Income Portfolio: Service Class:
      Tax qualified                                      9,763       10.356381         101,109      14.15%***
      Non-tax qualified                                 31,024       10.356381         321,296      14.15%***

Fidelity VIP - Growth Portfolio: Service Class:
      Tax qualified                                     39,716       12.257729         486,828      89.63%***
      Non-tax qualified                                131,669       12.257729       1,613,963      89.63%***

Fidelity VIP -
High Income Portfolio: Service Class:
      Tax qualified                                        390       10.369409           4,044      14.67%***
      Non-tax qualified                                  8,909       10.369409          92,381      14.67%***

Fidelity VIP - Overseas Portfolio: Service Class:
      Tax qualified                                      5,579       12.390673          69,128      94.91%***
      Non-tax qualified                                 13,630       12.390673         168,885      94.91%***

Fidelity VIP-II -
Contrafund Portfolio: Service Class:
      Tax qualified                                     14,970       11.768698         176,177      70.22%***
      Non-tax qualified                                 86,102       11.768698       1,013,308      70.22%***

                                                                 Unit          Contract       Total
                                                    Units      Fair Value   Owners' Equity   Return**
                                                    -----      ----------   --------------   --------
Fidelity VIP-III -
Growth Opportunities Portfolio: Service Class:
      Tax qualified                                  3,692      10.616993       39,198       24.50%***
      Non-tax qualified                             20,949      10.616993      222,415       24.50%***

Nationwide SAT - Capital Appreciation Fund:
      Tax qualified                                 15,435      10.450957      161,311       17.90%***
      Non-tax qualified                             21,593      10.450957      225,668       17.90%***

Nationwide SAT - Equity Income Fund:
      Tax qualified                                    202      11.395844        2,302       55.42%***
      Non-tax qualified                                589      11.395844        6,712       55.42%***

Nationwide SAT - Global Equity Fund:
      Tax qualified                                    200      11.391398        2,278       55.24%***
      Non-tax qualified                              1,538      11.391398       17,520       55.24%***

Nationwide SAT - Government Bond Fund:
      Tax qualified                                  4,691       9.933775       46,599       (3.71)%***
      Non-tax qualified                              4,111       9.933775       40,838       (3.71)%***

Nationwide SAT - High Income Bond Fund:
      Non-tax qualified                                 50      10.253125          513       10.05%***

Nationwide SAT - Mid Cap Index Fund:
      Tax qualified                                  6,370      11.693496       74,488       67.23%***
      Non-tax qualified                             14,067      11.693496      164,492       67.23%***

Nationwide SAT - Money Market Fund:
      Tax qualified                                 32,871      10.090878      331,697        3.38%***
      Non-tax qualified                             17,633      10.090878      177,932        3.38%***

Nationwide SAT -
Select Advisers Small Cap Growth Fund:
      Tax qualified                                    210      16.489018        3,463      257.62%***

Nationwide SAT - Small Cap Value Fund:
      Tax qualified                                  2,394      11.112696       26,604       44.18%***
      Non-tax qualified                              4,111      11.112696       45,684       44.18%***

Nationwide SAT - Small Company Fund:
      Tax qualified                                  1,173      13.189965       15,472       42.01%***
      Non-tax qualified                              5,560      13.189965       73,336       42.01%***

Nationwide SAT - Strategic Growth Fund:
      Tax qualified                                  4,565      14.227539       64,949      167.84%***
      Non-tax qualified                              7,783      14.227539      110,733      167.84%***

Nationwide SAT - Strategic Value Fund:
      Non-tax qualified                                312      10.802650        3,370       31.87%***

Nationwide SAT - Total Return Fund:
      Tax qualified                                  7,251      10.808344       78,371       32.09%***
      Non-tax qualified                             40,774      10.808344      440,699       32.09%***

Neuberger & Berman - Guardian Portfolio:
      Tax qualified                                  2,128      11.613561       24,714       64.06%***
      Non-tax qualified                              2,275      11.613561       26,421       64.06%***

Neuberger & Berman - Mid-Cap Growth Portfolio:
      Tax qualified                                  1,504      14.837719       22,316      192.06%***
      Non-tax qualified                              1,961      14.837719       29,097      192.06%***

Neuberger & Berman - Partners Portfolio:
      Non-tax qualified                                130      10.903103        1,417       35.85%***

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-8

                                                                     Unit             Contract          Total
                                                   Units          Fair Value       Owners' Equity      Return**
                                                   -----          ----------       --------------      --------
Oppenheimer - Aggressive Growth Fund:
      Tax qualified                                9,373           14.519858          136,095              179.44%***
      Non-tax qualified                            8,006           14.519858          116,246              179.44%***

Oppenheimer - Capital Appreciation Fund:
      Tax qualified                               17,311           12.856734          222,563              113.42%***
      Non-tax qualified                           33,371           12.856734          429,042              113.42%***

Oppenheimer -
Main Street Growth & Income Fund:
      Tax qualified                               18,288           11.130917          203,562               44.90%***
      Non-tax qualified                           35,907           11.130917          399,678               44.90%***

Salomon Brothers VSF - Capital Fund:
      Tax qualified                               15,561           11.096446          172,672               65.65%***
      Non-tax qualified                           27,744           11.096446          307,860               65.65%***

Salomon Brothers VSF - High Yield Bond Fund:
      Tax qualified                                  202           10.333319            2,087               19.96%***
      Non-tax qualified                            3,047           10.333319           31,486               19.96%***

Salomon Brothers VSF - Investors Fund:
      Tax qualified                                3,672           10.536203           38,689               32.10%***
      Non-tax qualified                           11,882           10.536203          125,191               32.10%***

Salomon Brothers VSF - Total Return Fund:
      Tax qualified                                5,331            9.930789           52,941               (4.14)%***
      Non-tax qualified                            3,828            9.930789           38,015               (4.14)%***

Van Eck WIT -
Worldwide Emerging Markets Fund:
      Tax qualified                                  413           15.615759            6,449              222.95%***
      Non-tax qualified                            4,686           15.615759           73,175              222.95%***

Van Eck WIT - Worldwide Hard Assets Fund:
      Non-tax qualified                            1,012           10.313058           10,437               12.43%***

Warburg Pincus Trust -
Growth & Income Portfolio:
      Tax qualified                                1,718            9.994949           17,171               (0.20)%***
      Non-tax qualified                            7,549            9.994949           75,452               (0.20)%***
                                                  ======           =========      -----------
                                                                                  $10,643,323
                                                                                  ===========


     *    Not used.

     ** This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

     *** Annualized as this investment option was not utilized for the entire period indicated.

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 2000 and 1999, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP


January 26, 2001

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                                   December 31,
                                                                                        ------------------------------------
                                                                                              2000               1999
============================================================================================================================
                                        ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                              $ 15,443.0          $ 15,294.0
    Equity securities                                                                           109.0                92.9
  Mortgage loans on real estate, net                                                          6,168.3             5,786.3
  Real estate, net                                                                              310.7               254.8
  Policy loans                                                                                  562.6               519.6
  Other long-term investments                                                                   101.8                73.8
  Short-term investments                                                                        442.6               416.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                             23,138.0            22,437.4
----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                             18.4                 4.8
Accrued investment income                                                                       251.4               238.6
Deferred policy acquisition costs                                                             2,865.6             2,554.1
Other assets                                                                                    396.7               305.9
Assets held in separate accounts                                                             65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================

                         LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                          $ 22,183.6          $ 21,861.6
Short-term borrowings                                                                           118.7                 -
Other liabilities                                                                             1,164.9               914.2
Liabilities related to separate accounts                                                     65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                             89,364.4            89,910.9
----------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 9 and 14)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    646.1               766.1
  Retained earnings                                                                           2,436.3             2,011.0
  Accumulated other comprehensive income (loss)                                                 116.7               (15.9)
----------------------------------------------------------------------------------------------------------------------------
                                                                                              3,202.9             2,765.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  2000            1999           1998
===========================================================================================================================
Revenues:
  Policy charges                                                               $ 1,091.4       $   895.5      $   698.9
  Life insurance premiums                                                          240.0           220.8          200.0
  Net investment income                                                          1,654.9         1,520.8        1,481.6
  Realized (losses) gains on investments                                           (19.4)          (11.6)          28.4
  Other                                                                             17.0            66.1           66.8
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,983.9         2,691.6        2,475.7
---------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
  Interest credited to policyholder account balances                             1,182.4         1,096.3        1,069.0
  Other benefits and claims                                                        241.6           210.4          175.8
  Policyholder dividends on participating policies                                  44.5            42.4           39.6
  Amortization of deferred policy acquisition costs                                352.1           272.6          214.5
  Interest expense on short-term borrowings                                          1.3             -              -
  Other operating expenses                                                         479.0           463.4          419.7
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,300.9         2,085.1        1,918.6
---------------------------------------------------------------------------------------------------------------------------

    Income before federal income tax expense                                       683.0           606.5          557.1
Federal income tax expense                                                         207.7           201.4          190.4
---------------------------------------------------------------------------------------------------------------------------

    Net income                                                                 $   475.3       $   405.1      $   366.7
===========================================================================================================================

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2000, 1999 and 1998
                                  (in millions)


                                                                                          Accumulated
                                                           Additional                        other            Total
                                                Common       paid-in       Retained      comprehensive    shareholder's
                                                 stock       capital       earnings      income (loss)        equity
=========================================================================================================================
December 31, 1997                                $ 3.8       $ 914.7      $ 1,312.3         $ 247.1         $ 2,477.9

Comprehensive income:
    Net income                                     -             -            366.7             -               366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -              28.5              28.5
                                                                                                          ---------------
  Total comprehensive income                                                                                    395.2
                                                                                                          ---------------
Dividend to shareholder                            -             -           (100.0)            -              (100.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                  3.8         914.7        1,579.0           275.6           2,773.1
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            405.1             -               405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                     -             -              -            (315.0)           (315.0)
                                                                                                          ---------------
  Total comprehensive income                                                                                     90.1
                                                                                                          ---------------
Capital contribution                               -            26.4           87.9            23.5             137.8
Return of capital to shareholder                   -          (175.0)           -               -              (175.0)
Dividends to shareholder                           -             -            (61.0)            -               (61.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1999                                  3.8         766.1        2,011.0           (15.9)          2,765.0
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            475.3             -               475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -             132.6             132.6
                                                                                                          ---------------
  Total comprehensive income                                                                                    607.9
                                                                                                          ---------------
Return of capital to shareholder                   -          (120.0)           -               -              (120.0)
Dividends to shareholder                           -             -           (50.0)             -               (50.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 2000                                $ 3.8       $ 646.1      $ 2,436.3         $ 116.7         $ 3,202.9
=========================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     2000           1999            1998
==============================================================================================================================
Cash flows from operating activities:
  Net income                                                                     $    475.3     $    405.1      $    366.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,182.4        1,096.3         1,069.0
      Capitalization of deferred policy acquisition costs                            (778.9)        (637.0)         (584.2)
      Amortization of deferred policy acquisition costs                               352.1          272.6           214.5
      Amortization and depreciation                                                   (12.7)           2.4            (8.5)
      Realized losses (gains) on invested assets, net                                  19.4           11.6           (28.4)
      Increase in accrued investment income                                           (12.8)          (7.9)           (8.2)
     (Increase) decrease in other assets                                              (92.0)         122.9            16.4
      Decrease in policy liabilities                                                   (0.3)         (20.9)           (8.3)
      Increase (decrease) in other liabilities                                        229.3          149.7           (34.8)
      Other, net                                                                       22.3           (8.6)          (11.3)
------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by operating activities                                   1,384.1        1,386.2           982.9
------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                           2,988.7        2,307.9         1,557.0
  Proceeds from sale of securities available-for-sale                                 602.0          513.1           610.5
  Proceeds from repayments of mortgage loans on real estate                           911.7          696.7           678.2
  Proceeds from sale of real estate                                                    18.7            5.7           103.8
  Proceeds from repayments of policy loans and sale of other invested assets           79.3           40.9            23.6
  Cost of securities available-for-sale acquired                                   (3,475.5)      (3,724.9)       (3,182.8)
  Cost of mortgage loans on real estate acquired                                   (1,318.0)        (971.4)         (829.1)
  Cost of real estate acquired                                                         (7.1)         (14.2)           (0.8)
  Short-term investments, net                                                         (26.6)         (27.5)           69.3
  Other, net                                                                         (182.3)        (110.9)          (88.4)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in investing activities                                        (409.1)      (1,284.6)       (1,058.7)
------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
  Capital returned to shareholder                                                    (120.0)        (175.0)            -
  Net proceeds from issuance of short-term borrowings (commercial paper)              118.7            -               -
  Cash dividends paid                                                                (100.0)         (13.5)         (100.0)
  Increase in investment product and universal life insurance
    product account balances                                                        4,517.0        3,799.4         2,682.1
  Decrease in investment product and universal life insurance
    product account balances                                                       (5,377.1)      (3,711.1)       (2,678.5)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in financing activities                                        (961.4)        (100.2)          (96.4)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        13.6            1.4          (172.2)

Cash, beginning of year                                                                 4.8            3.4           175.6
------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                                $     18.4     $      4.8      $      3.4
==============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation.


(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments, the liability for future policy benefits and claims and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $1.12 billion and $915.4 million of separate account assets at December 31, 2000 and 1999, respectively, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 21% in 2000 (29% in 1999 and 40% in 1998) of the Company's life insurance in force, 66% in 2000 (69% in 1999 and 74% in 1998) of the number of life insurance policies in force, and 8% in 2000 (13% in 1999 and 14% in 1998) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of NFS. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS
              133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, is effective for the Company as of January 1, 2001.

              SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

              As of January 1, 2001, the Company had $755.4 million notional amount of freestanding derivatives with a market value of ($7.0) million. All other derivatives qualified for hedge accounting under SFAS 133. Adoption of SFAS 133 will result in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) will be recorded in accumulated other comprehensive income at January 1, 2001. The adoption of SFAS 133 will result in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million. Further, the adoption of SFAS 133 will result in the Company reporting total derivative instrument assets and liabilities of $44.8 million and $107.1 million, respectively.

              Also, the Company expects that the adoption of SFAS 133 will increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

         (k)  RECLASSIFICATION
              Certain items in the 1999 and 1998 consolidated financial statements have been reclassified to conform to the 2000 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

             Notes to Consolidated Financial Statements, Continued



(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2000 and 1999 were:

                                                                                          Gross         Gross
                                                                         Amortized      unrealized    unrealized     Estimated
         (in millions)                                                      cost          gains         losses       fair value
         =========================================================================================================================
         December 31, 2000
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                       $    277.5      $  33.4       $   0.1       $    310.8
             Obligations of states and political subdivisions                    8.6          0.2           -                8.8
             Debt securities issued by foreign governments                      94.1          1.5           0.1             95.5
             Corporate securities                                            9,758.3        235.0         135.1          9,858.2
             Mortgage-backed securities - U.S. Government backed             2,719.1         46.1           3.8          2,761.4
             Asset-backed securities                                         2,388.2         36.3          16.2          2,408.3
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,245.8        352.5         155.3         15,443.0
           Equity securities                                                   103.5          9.5           4.0            109.0
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,349.3      $ 362.0       $ 159.3       $ 15,552.0
         =========================================================================================================================

         December 31, 1999
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                     $      428.4     $   23.4     $     2.4     $      449.4
             Obligations of states and political subdivisions                    0.8          -             -                0.8
             Debt securities issued by foreign governments                     110.6          0.6           0.8            110.4
             Corporate securities                                            9,390.4        110.3         179.9          9,320.8
             Mortgage-backed securities - U.S. Government backed             3,423.1         25.8          30.3          3,418.6
             Asset-backed securities                                         2,024.0          8.6          38.6          1,994.0
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,377.3        168.7         252.0         15,294.0
           Equity securities                                                    84.9         12.4           4.4             92.9
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,462.2      $ 181.1       $ 256.4       $ 15,386.9
         =========================================================================================================================

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2000, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



                                                                                Amortized            Estimated
         (in millions)                                                             cost             fair value
         ===========================================================================================================
         Fixed maturity securities available for sale:
          Due in one year or less                                               $  1,288.7         $  1,287.0
          Due after one year through five years                                    4,577.9            4,572.4
          Due after five years through ten years                                   3,071.3            3,136.6
          Due after ten years                                                      1,200.6            1,277.3
         -----------------------------------------------------------------------------------------------------------
                                                                                  10,138.5           10,273.3
           Mortgage-backed securities                                              2,719.1            2,761.4
           Asset-backed securities                                                 2,388.2            2,408.3
         -----------------------------------------------------------------------------------------------------------
                                                                                $ 15,245.8         $ 15,443.0
         ===========================================================================================================

         The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of each December 31:

         (in millions)
                                                                                      2000           1999
         ===========================================================================================================

          Gross unrealized gains (losses)                                       $    202.7      $    (75.3)
          Adjustment to deferred policy acquisition costs                            (23.2)           50.9
          Deferred federal income tax                                                (62.8)            8.5
         -----------------------------------------------------------------------------------------------------------
                                                                                $    116.7      $    (15.9)
         ===========================================================================================================

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale for the years ended December 31:

         (in millions)                                                      2000            1999             1998
         ===========================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                       $ 280.5        $ (607.1)         $ 52.6
           Equity securities                                                  (2.5)           (8.8)            4.2
         -----------------------------------------------------------------------------------------------------------
                                                                           $ 278.0        $ (615.9)         $ 56.8
         ===========================================================================================================

         Proceeds from the sale of securities available-for-sale during 2000, 1999 and 1998 were $602.0 million, $513.1 million and $610.5 million, respectively. During 2000, gross gains of $12.1 million ($10.4 million and $9.0 million in 1999 and 1998, respectively) and gross losses of $25.6 million ($28.0 million and $7.6 million in 1999 and 1998, respectively) were realized on those sales.

         The Company had $13.0 million and $15.6 million of real estate investments at December 31, 2000 and 1999, respectively, that were non-income producing the preceding twelve months.

         Real estate is presented at cost less accumulated depreciation of $25.7 million as of December 31, 2000 ($24.8 million as of December 31, 1999) and valuation allowances of $5.2 million as of December 31, 2000 ($5.5 million as of December 31, 1999).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The recorded investment of mortgage loans on real estate considered to be impaired was $9.8 million as of December 31, 2000 ($3.7 million as of December 31, 1999), which includes $5.3 million (none as of December 31, 1999) of impaired mortgage loans on real estate for which the related valuation allowance was $1.6 million (none as of December 31, 1999) and $4.5 million ($3.7 million as of December 31, 1999) of impaired mortgage loans on real estate for which there was no valuation allowance. During 2000, the average recorded investment in impaired mortgage loans on real estate was $7.7 million ($3.7 million in 1999) and interest income recognized on those loans totaled $0.4 million in 2000 (none in 1999) which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Allowance, beginning of year                                   $  44.4          $ 42.4          $ 42.5
           Additions (reductions) charged to operations                     4.1             0.7            (0.1)
           Direct write-downs charged against the allowance                (3.2)            --              --
           Allowance on acquired mortgage loans                              --             1.3             --
         -----------------------------------------------------------------------------------------------------------
              Allowance, end of year                                    $  45.3          $ 44.4          $ 42.4
         ===========================================================================================================

         An analysis of investment income by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Gross investment income:
           Securities available-for-sale:
             Fixed maturity securities                                 $ 1,095.5       $ 1,031.3      $    982.5
             Equity securities                                               2.6             2.5             0.8
           Mortgage loans on real estate                                   494.5           460.4           458.9
           Real estate                                                      32.2            28.8            40.4
           Short-term investments                                           27.0            18.6            17.8
           Other                                                            53.2            26.5            30.7
         -----------------------------------------------------------------------------------------------------------
               Total investment income                                   1,705.0         1,568.1         1,531.1
         Less investment expenses                                           50.1            47.3            49.5
         -----------------------------------------------------------------------------------------------------------
               Net investment income                                   $ 1,654.9       $ 1,520.8       $ 1,481.6
         ===========================================================================================================

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================

         Securities available-for-sale:
           Fixed maturity securities                                     $ (18.2)        $ (25.0)        $  (0.7)
           Equity securities                                                 4.7             7.4             2.1
         Mortgage loans on real estate                                      (4.2)           (0.6)            3.9
         Real estate and other                                              (1.7)            6.6            23.1
         -----------------------------------------------------------------------------------------------------------
                                                                         $ (19.4)        $ (11.6)         $ 28.4
         ===========================================================================================================

         Fixed maturity securities with an amortized cost of $12.8 million and $9.1 million were on deposit with various regulatory agencies as required by law as of December 31, 2000 and 1999, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      SHORT-TERM BORROWINGS

         NLIC established a $300 million commercial paper program in October 2000. Borrowings under the commercial paper program are unsecured and are issued for terms of 364 days or less. As of December 31, 2000 the Company had $118.7 million of commercial paper outstanding at an average effective rate of 6.48%. See also note 13.

(5)      DERIVATIVE FINANCIAL INSTRUMENTS

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate and foreign currency swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges. See note 2 (j) regarding accounting for derivatives under SFAS 133 effective January 1, 2001.

         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Currently, changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale and cross currency swaps hedging foreign denominated debt instruments, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The notional amount of derivative financial instruments outstanding as of December 31, 2000 and 1999 were as follows:


         (in millions )                                                                   2000            1999
         ===========================================================================================================
          Interest rate swaps
            Pay fixed/receive variable rate swaps hedging investments                  $    934.8       $  362.7
            Pay variable/receive fixed rate swaps hedging investments                        98.8           28.5
            Pay variable/receive variable rate swaps hedging investments                    184.0            9.0
            Other contracts hedging investments                                              20.4           10.1
            Pay variable/receive fixed rate swaps hedging liabilities                       965.3          577.2
            Pay variable/receive variable rate swaps hedging liabilities                    546.9           --

         Foreign currency swaps
             Hedging foreign currency denominated investments                          $     30.5       $   14.8
             Hedging foreign currency denominated liabilities                             1,542.2          577.2

         Interest rate futures contracts                                               $  5,659.8       $  781.6
         -----------------------------------------------------------------------------------------------------------



(6)      FEDERAL INCOME TAX

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2000 and 1999 were as follows:

         (in millions)                                                                    2000            1999
         ===========================================================================================================

         Deferred tax assets:
           Fixed maturity securities                                                   $   --           $    5.3
           Future policy benefits                                                          34.7            149.5
           Liabilities in separate accounts                                               462.7            373.6
           Mortgage loans on real estate and real estate                                   18.8             18.5
           Other assets and other liabilities                                              40.3             51.1
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax assets                                              556.5            598.0
           Valuation allowance                                                             (7.0)            (7.0)
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax assets                                                      549.5            591.0
         -----------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Fixed maturity securities                                                       98.8             --
           Equity securities and other long-term investments                                6.4             10.8
           Deferred policy acquisition costs                                              783.7            724.4
           Deferred tax on realized investment gains                                       29.0             34.7
           Other                                                                           38.1             26.5
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax liabilities                                         956.0            796.4
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                $  406.5         $  205.4
         ===========================================================================================================

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the years ended December 31, 2000, 1999 and 1998.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company's current federal income tax liability was $108.9 million and $104.7 million as of December 31, 2000 and 1999, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Currently payable                                              $   78.0        $   53.6         $ 186.1
         Deferred tax expense                                              129.7           147.8             4.3
         -----------------------------------------------------------------------------------------------------------
                                                                         $ 207.7         $ 201.4         $ 190.4
         ===========================================================================================================

         Total federal income tax expense for the years ended December 31, 2000, 1999 and 1998 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           2000                     1999                     1998
                                                   ----------------------   ----------------------   ----------------------
         (in millions)                                Amount        %          Amount        %          Amount        %
         ==================================================================================================================
         Computed (expected) tax expense               $239.1      35.0         $212.3      35.0         $195.0      35.0
         Tax exempt interest and dividends
           received deduction                           (24.7)     (3.6)          (7.3)     (1.2)          (4.9)     (0.9)
         Income tax credits                              (8.0)     (1.2)          (4.3)     (0.7)           -         -
         Other, net                                       1.3       0.2            0.7       0.1            0.3       0.1
         ------------------------------------------------------------------------------------------------------------------
             Total (effective rate of each year)       $207.7      30.4         $201.4      33.2         $190.4      34.2
         ==================================================================================================================

         Total federal income tax paid was $74.6 million, $29.8 million and $173.4 million during the years ended December 31, 2000, 1999 and 1998, respectively.

(7)      COMPREHENSIVE INCOME

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Unrealized gains (losses) on securities available-for-sale arising during the period:
            Gross                                                        $ 264.5        $ (665.3)         $ 58.2
            Adjustment to deferred policy acquisition costs                (74.0)          167.5           (12.9)
            Related federal income tax (expense) benefit                   (66.7)          171.4           (15.9)
         -----------------------------------------------------------------------------------------------------------
               Net                                                         123.8          (326.4)           29.4
         -----------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
            Gross                                                           13.5            17.6            (1.4)
            Related federal income tax expense (benefit)                    (4.7)           (6.2)            0.5
         -----------------------------------------------------------------------------------------------------------
               Net                                                           8.8            11.4            (0.9)
         -----------------------------------------------------------------------------------------------------------
         Total Other Comprehensive Income (Loss)                         $ 132.6        $ (315.0)         $ 28.5
         ===========================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(8)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The Company in estimating its fair value disclosures used the following methods and assumptions:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              SHORT-TERM BORROWINGS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

              FUTURES CONTRACTS: The fair value for futures contracts is based on quoted market prices.

              INTEREST RATE AND FOREIGN CURRENCY SWAPS: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                    2000                             1999
                                                       -------------------------------  -------------------------------
                                                          Carrying       Estimated         Carrying       Estimated
         (in millions)                                     amount        fair value         amount        fair value
         ==============================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                 $ 15,451.3      $ 15,451.3       $ 15,289.7      $ 15,289.7
               Equity securities                              109.0           109.0             92.9            92.9
             Mortgage loans on real estate, net             6,168.3         6,327.8          5,786.3         5,745.5
             Policy loans                                     562.6           562.6            519.6           519.6
             Short-term investments                           442.6           442.6            416.0           416.0
           Cash                                                18.4            18.4              4.8             4.8
           Assets held in separate accounts                65,897.2        65,897.2         67,135.1        67,135.1

         Liabilities:
           Investment contracts                           (16,815.3)      (15,979.8)       (16,977.7)      (16,428.6)
           Policy reserves on life insurance contracts     (5,368.4)       (5,128.5)        (4,883.9)       (4,607.9)
           Short-term borrowings                             (118.7)         (118.7)             --              --
           Liabilities related to separate accounts       (65,897.2)      (64,237.6)       (67,135.1)      (66,318.7)

         Derivative financial instruments:
           Interest rate swaps hedging assets                  (8.3)           (8.3)             4.3             4.3
           Interest rate swaps hedging liabilities            (26.2)          (32.2)           (11.5)          (24.2)
           Foreign currency swaps                             (24.3)          (30.9)           (11.8)          (11.8)
           Futures contracts                                  (16.0)          (16.0)             1.3             1.3
         --------------------------------------------------------------------------------------------------------------

(9)      RISK DISCLOSURES

              The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $360.6 million extending into 2001 were outstanding as of December 31, 2000. The Company also had $55.6 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2000.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2000, NLIC's credit risk from these derivative financial instruments was $44.8 million.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (23% in 1999) in any geographic area and no more than 1% (2% in 1999) with any one borrower as of December 31, 2000. As of December 31, 2000, 36% (39% in 1999) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         REINSURANCE: The Company has entered into reinsurance contracts to cede a portion of its individual annuity business to The Franklin Life Insurance Company (Franklin) and beginning in 2000 with Security Benefit Life Insurance Company (SBL). Total recoveries due from Franklin were $97.7 million and $143.6 million as of December 31, 2000 and 1999, respectively, while amounts due from SBL totaled $45.4 million at December 31, 2000. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin and SBL have each established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% and 100% of the reinsured reserves for Franklin and SBL, respectively.

(10)     PENSION PLAN AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 2000, 1999 and 1998 were $1.9 million, $(8.3) million and $2.0 million, respectively. The Company has recorded a prepaid pension asset of $13.6 million and $13.3 million as of December 31, 2000 and 1999, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 2000 and 1999 was $51.0 million and $49.6 million, respectively and the net periodic postretirement benefit cost (NPPBC) for 2000, 1999 and 1998 was $3.8 million, $4.9 million and $4.1 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2000 and 1999 follows:

                                                                        Pension Benefits          Postretirement Benefits
                                                                   ----------------------------  ---------------------------
         (in millions)                                                   2000         1999            2000          1999
         ===================================================================================================================
         Change in benefit obligation:
         Benefit obligation at beginning of year                     $ 1,811.4     $ 2,185.0      $    239.8    $    270.1
         Service cost                                                     81.4          80.0            12.2          14.2
         Interest cost                                                   125.3         109.9            18.7          17.6
         Actuarial loss (gain)                                            34.8         (95.0)           16.1         (64.4)
         Plan settlement                                                   --         (396.1)            --           --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         Acquired companies                                                --            --              --           13.3
         -------------------------------------------------------------------------------------------------------------------
         Benefit obligation at end of year                             1,981.7       1,811.4           276.4         239.8
         -------------------------------------------------------------------------------------------------------------------

         Change in plan assets:
         Fair value of plan assets at beginning of year                2,247.6       2,541.9            91.3          77.9
         Actual return on plan assets                                    140.9         161.8            12.2           3.5
         Employer contribution                                             --           12.4            26.3          20.9
         Plan curtailment in 2000/settlement in 1999                      19.8        (396.1)            --            --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         -------------------------------------------------------------------------------------------------------------------
         Fair value of plan assets at end of year                      2,337.1       2,247.6           119.4          91.3
         -------------------------------------------------------------------------------------------------------------------

         Funded status                                                   355.4         436.2          (157.0)       (148.5)
         Unrecognized prior service cost                                  25.0          28.2             --            --
         Unrecognized net gains                                         (311.7)       (402.0)          (34.1)        (46.7)
         Unrecognized net (asset) obligation at transition                (6.4)         (7.7)            1.0           1.1
         -------------------------------------------------------------------------------------------------------------------
         Prepaid (accrued) benefit cost                              $    62.3     $    54.7      $   (190.1)   $   (194.1)
         ===================================================================================================================

         Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                       Pension Benefits          Postretirement Benefits
                                                                  ---------------------------   ---------------------------
                                                                      2000          1999            2000          1999
        ===================================================================================================================

        Weighted average discount rate                               6.75%         7.00%             7.50%         7.80%
        Rate of increase in future compensation levels               5.00%         5.25%              --            --
        Assumed health care cost trend rate:
              Initial rate                                             --            --             15.00%        15.00%
              Ultimate rate                                            --            --              5.50%        5.50%
              Uniform declining period                                 --            --             5 Years       5 Years
        -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                  2000            1999            1998
         =========================================================================================================

         Service cost (benefits earned during the period)              $    81.4        $   80.0        $   87.6
         Interest cost on projected benefit obligation                     125.3           109.9           123.4
         Expected return on plan assets                                   (184.5)         (160.3)         (159.0)
         Recognized gains                                                  (11.8)           (9.1)           (3.8)
         Amortization of prior service cost                                  3.2             3.2             3.2
         Amortization of unrecognized transition obligation (asset)         (1.3)           (1.4)            4.2
         ---------------------------------------------------------------------------------------------------------
                                                                       $    12.3        $   22.3        $   55.6
         =========================================================================================================

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the plan resulting in a curtailment gain of $67.1 million. During 1999, the Plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32.9 million. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19.8 million.

         Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Weighted average discount rate                                             7.00%         6.08%         6.00%
         Rate of increase in future compensation levels                             5.25%         4.33%         4.25%
         Expected long-term rate of return on plan assets                           8.25%         7.33%         7.25%
         ----------------------------------------------------------------------------------------------------------------

         The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2000,
         1999 and 1998 were as follows:


         (in millions)                                                              2000          1999          1998
         ================================================================================================================
         Service cost (benefits attributed to employee service during the year)     $ 12.2        $ 14.2       $   9.8
         Interest cost on accumulated postretirement benefit obligation               18.7          17.6          15.4
         Expected return on plan assets                                               (7.9)         (4.8)         (4.4)
         Amortization of unrecognized transition obligation of affiliates              0.6           0.6           0.2
         Net amortization and deferral                                                (1.3)         (0.5)          0.6
         ----------------------------------------------------------------------------------------------------------------
                                                                                    $ 22.3        $ 27.1        $ 21.6
         ================================================================================================================


         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2000, 1999 and 1998 were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Discount rate                                                              7.80%         6.65%         6.70%
         Long-term rate of return on plan assets, net of tax in 1999 and 1998       8.30%         7.15%         5.83%
         Assumed health care cost trend rate:
            Initial rate                                                           15.00%        15.00%        12.00%
            Ultimate rate                                                           5.50%         5.50%         6.00%
            Uniform declining period                                               5 Years       5 Years      12 Years
         ----------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2000 and on the NPPBC for the year ended December 31, 2000 was not calculated.

(11) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 2000, 1999 and 1998 was $1.28 billion, $1.35 billion and $1.32 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2000, 1999 and 1998 was $158.7 million, $276.2 million and $171.0 million, respectively.

         The NAIC completed a project to codify statutory accounting principles (Codification), which is effective January 1, 2001 for NLIC and its insurance company subsidiary. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2000 no dividends could be paid by NLIC without prior approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(12)     TRANSACTIONS WITH AFFILIATES

         During second quarter 1999, the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to net income in 1999.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 2000, 1999 and 1998 were $170.1 million, $193.0 million, and $216.9 million, respectively, while benefits, claims and expenses ceded were $168.0 million, $197.3 million and $259.3 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2000, 1999 and 1998, the Company made payments to NMIC and Nationwide Services Company totaling $150.3 million, $124.1 million, and $95.0 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2000, 1999 and 1998, the Company made lease payments to NMIC and its subsidiaries of $14.1 million, $9.9 million and $8.0 million, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus a price differential. Transactions under the agreements during 2000, 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $321.1 million and $411.7 million as of December 31, 2000 and 1999, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2000 were $65.0 million, $79.7 million and $74.9 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     BANK LINES OF CREDIT

         Also available as a source of funds to the Company is a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five year $700 million agreement and a 364 day $300 million agreement with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2000. Of the total facility, $300 million is designated to back NLIC's $300 million commercial paper program. Therefore, borrowing capacity under this facility would be reduced by the amount of any commercial paper outstanding.

(14)     CONTINGENCIES

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(15)     SEGMENT INFORMATION

         The Company has redefined its business segments in order to align this disclosure with the way management currently views its core operations. This updated view better reflects the different economics of the Company's various businesses and also aligns well with the current market focus. As a result, the Company now reports three product segments: Individual Annuity, Institutional Products and Life Insurance. In addition, the Company reports certain other revenues and expenses in a Corporate segment. All 1999 and 1998 amounts have been restated to reflect the new business segments.

         The Individual Annuity segment consists of both variable and fixed annuity contracts. Individual annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for a prescribed period. The Company's individual annuity products consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities.

         The Institutional Products segment is comprised of the Company's group pension and payroll deduction business, both public and private sectors, and medium-term note program. The public sector includes the 457 business in the form of fixed and variable annuities. The private sector includes the 401(k) business generated through fixed and variable annuities.

         The Life Insurance segment consists of insurance products, including universal life insurance, corporate-owned life insurance and bank-owned life insurance products, which provide a death benefit and also allow the customer to build cash value on a tax-advantaged basis.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, certain revenues and expenses of the Company's investment advisory and broker/dealer subsidiary, unallocated expenses and interest expense on short-term borrowings. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments in the Corporate segment.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 2000, 1999 and 1998.

                                                          Individual    Institutional      Life
         (in millions)                                      Annuity       Products       Insurance   Corporate     Total
         ===================================================================================================================
         2000:
         Net investment income                            $   483.2     $   827.4     $   289.2    $    55.1     $ 1,654.9
         Other operating revenue                              625.9         251.6         453.9         17.0       1,348.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                      1,109.1       1,079.0         743.1         72.1       3,003.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  396.4         628.8         157.2         --         1,182.4
         Amortization of deferred policy
            acquisition costs                                 238.7          49.2          64.2         --           352.1
         Interest expense on short-term
            borrowings                                         --            --            --            1.3           1.3
         Other benefits and expenses                          192.3         170.3         368.8         33.7         765.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    827.4         848.3         590.2         35.0       2,300.9
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                281.7         230.7         152.9         37.1         702.4
         Realized losses on investments                        --            --            --          (19.4)        (19.4)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   281.7     $   230.7     $   152.9    $    17.7     $   683.0
         ===================================================================================================================

         Assets as of year end                            $45,422.5     $37,217.3     $ 8,103.3    $ 1,824.2     $92,567.3
         -------------------------------------------------------------------------------------------------------------------

         1999:
         Net investment income                            $   458.9     $   771.2     $   253.1    $    37.6     $ 1,520.8
         Other operating revenue                              511.4         211.9         393.0         66.1       1,182.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                        970.3         983.1         646.1        103.7       2,703.2
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  384.9         580.9         130.5         --         1,096.3
         Amortization of deferred policy
            acquisition costs                                 170.9          41.6          60.1         --           272.6
         Other benefits and expenses                          155.3         142.8         334.7         83.4         716.2
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    711.1         765.3         525.3         83.4       2,085.1
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                259.2         217.8         120.8         20.3         618.1
         Realized losses on investments                        --            --            --          (11.6)        (11.6)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   259.2     $   217.8     $   120.8    $     8.7     $   606.5
         ===================================================================================================================

         Assets as of year end                            $45,667.8     $39,045.1     $ 6,616.7    $ 1,346.3     $92,675.9
         -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                            Individual    Institutional     Life
         (in millions)                                        Annuity        Products     Insurance   Corporate     Total
         ===================================================================================================================
         1998:
         Net investment income                              $   431.7     $   784.7     $   225.6    $    39.6    $ 1,481.6
         Other operating revenue                                412.6         167.8         318.5         66.8        965.7
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                          844.3         952.5         544.1        106.4      2,447.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                    357.9         595.7         115.4         --        1,069.0
         Amortization of deferred policy
            acquisition costs                                   129.2          38.9          46.4         --          214.5
         Other benefits and expenses                            125.7         137.5         293.5         78.4        635.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                      612.8         772.1         455.3         78.4      1,918.6
         -------------------------------------------------------------------------------------------------------------------
         Operating income before federal
             income tax                                         231.5         180.4          88.8         28.0        528.7
         Realized gains on investments                           --            --            --           28.4         28.4
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                              $   231.5     $   180.4     $    88.8    $    56.4    $   557.1
         ===================================================================================================================

         Assets as of year end                              $36,641.8     $30,618.4     $ 5,187.6    $ 1,894.3    $74,342.1
         -------------------------------------------------------------------------------------------------------------------

         ----------
         1     Excludes net realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C. OTHER INFORMATION

     Item 24. Financial Statements and Exhibits

          (a)  Financial Statements:

               (1)  Financial statements included in Prospectus. (Part A):
                    Condensed Financial Information.

               (2) Financial statements included in Part B: Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).

               Nationwide Variable Account-8:

                    Independent Auditors' Report

                    Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2000.

                    Statements of Operations as of December 31, 2000.

                    Statements of Changes in Contract Owners' Equity for the year ended December 31, 2000 and for the period October 1, 1999 (commencement of operations) through December 31, 1999.

                    Notes to Financial Statements.

               Nationwide Life Insurance Company and subsidiaries:

                    Independent Auditors' Report.

                    Consolidated Balance Sheets as of December 31, 2000 and
                    1999.

                    Consolidated Statements of Income for the years ended December 31, 2000, 1999 and 1998.

                    Consolidated Statements of Shareholder's Equity for the years ended December 31, 2000, 1999 and 1998.

                    Consolidated Statements of Cash Flows for the years ended December 31, 2000, 1999 and 1998.

                    Notes to Consolidated Financial Statements.

Item 24. (b) Exhibits

          (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with the Registration Statement (1933 Act File No. 033-62637, 1940 Act File No. 811-7357) and hereby incorporated by reference.

          (2)  Not Applicable

          (3) Underwriting or Distribution of contracts between the Depositor and Principal Underwriter - Filed previously with Amendment No. 6 to Registration Statement (1933 Act File No.033-62637, 1940 Act File No. 811-7357) and hereby incorporated by reference.

          (4) The form of the variable annuity contract - Filed previously with the Registration Statement and (1933 Act File No. 033-62637, 1940 Act File No. 811-7357) hereby incorporated by reference.

          (5) Variable Annuity Application - Filed previously with the Registration Statement (1933 Act File No. 033-62637, 1940 Act File No. 811-7357) and hereby incorporated by reference.

          (6) Articles of Incorporation of Depositor - Filed previously with the Registration Statement (1933 Act File No. 033-62637, 1940 Act File No. 811-7357) and hereby incorporated by reference.

          (7)  Not Applicable

          (8)  Not Applicable

          (9) Opinion of Counsel - Filed previously with the Registration Statement (1933 Act File No. 033-62637, 1940 Act File No. 811-7357) and hereby incorporated by reference.

          (10) Not Applicable

          (11) Not Applicable

          (12) Not Applicable

          (13) Performance Advertising Calculation Schedule - Filed previously with the Registration Statement (1933 Act File No. 033-62637, 1940 Act File No. 811-7357), and hereby incorporated by reference.

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

 NAME AND PRINCIPAL                             POSITIONS AND OFFICES
  BUSINESS ADDRESS                                 WITH DEPOSITOR
-------------------                             ---------------------
Lewis J. Alphin                                        Director
519 Bethel Church Road
Mount Olive, NC 28365-6107

A. I. Bell                                             Director
4121 North River Road West
Zanesville, OH 43701

Yvonne M. Curl                                         Director
Avaya Inc.
Room 3C322
211 Mt. Airy Road
Basking Ridge, NJ 07290

Kenneth D. Davis                                       Director
7229 Woodmansee Road
Leesburg, OH 45135

Keith W. Eckel                                         Director
1647 Falls Road
Clarks Summit, PA 18411

Willard J. Engel                                       Director
301 East Marshall Street
Marshall, MN 56258

Fred C. Finney                                         Director
1558 West Moreland Road
Wooster, OH 44691

Joseph J. Gasper                         President and Chief Operating Officer
One Nationwide Plaza                                 and Director
Columbus, OH  43215

W.G. Jurgensen                                  Chief Executive Officer
One Nationwide Plaza                                 and Director
Columbus, OH 43215

David O. Miller                           Chairman of the Board and Director
115 Sprague Drive
Hebron, OH 43025

Ralph M. Paige                                         Director
Federation of Southern
Cooperatives/Land Assistance Fund
2769 Church Street
East Point, GA  30344

James F. Patterson                                     Director
8765 Mulberry Road
Chesterland, OH  44026

 NAME AND PRINCIPAL                             POSITIONS AND OFFICES
  BUSINESS ADDRESS                                 WITH DEPOSITOR
 ------------------                             ---------------------
Arden L. Shisler                                       Director
1356 North Wenger Road
Dalton, OH  44618

Robert L. Stewart                                      Director
88740 Fairview Road
Jewett, OH  43986

Richard D. Headley                             Executive Vice President
One Nationwide Plaza
Columbus, OH 43215

Michael S. Helfer                             Executive Vice President -
One Nationwide Plaza                              Corporate Strategy
Columbus, OH 43215

Donna A. James.                               Executive Vice President -
One Nationwide Plaza                         Chief Administrative Officer
Columbus, OH 43215

Robert A. Oakley                              Executive Vice President -
One Nationwide Plaza                     Chief Financial Officer and Treasurer
Columbus, OH 43215

Robert J. Woodward, Jr.                       Executive Vice President -
One Nationwide Plaza                           Chief Investment Officer
Columbus, Ohio 43215

John R. Cook, Jr.                               Senior Vice President -
One Nationwide Plaza                         Chief Communications Officer
Columbus, OH 43215

Thomas L. Crumrine                               Senior Vice President
One Nationwide Plaza
Columbus, OH 43215

David A. Diamond                               Senior Vice President -
One Nationwide Plaza                              Corporate Strategy
Columbus, OH 43215

Philip C. Gath                                 Senior Vice President -
One Nationwide Plaza                      Chief Actuary -Nationwide Financial
Columbus, OH  43215

Patricia R. Hatler                              Senior Vice President,
One Nationwide Plaza                         General Counsel and Secretary
Columbus, OH 43215

David K. Hollingsworth                        Senior Vice President -
One Nationwide Plaza                           Business Development and
Columbus, OH 43215                                 Sponsor Relations

David R. Jahn                                  Senior Vice President -
One Nationwide Plaza                              Project Management
Columbus, OH 43215

Richard A. Karas                            Senior Vice President - Sales -
One Nationwide Plaza                              Financial Services
Columbus, OH 43215

 NAME AND PRINCIPAL                             POSITIONS AND OFFICES
  BUSINESS ADDRESS                                  WITH DEPOSITOR
 ------------------                             ---------------------
Gregory S. Lashutka                            Senior Vice President -
One Nationwide Plaza                              Corporate Relations
Columbus, OH 43215

Edwin P. McCausland, Jr.                       Senior Vice President -
One Nationwide Plaza                            Fixed Income Securities
Columbus, OH 43215

Mark D. Phelan                                 Senior Vice President -
One Nationwide Plaza                           Technology and Operations
Columbus, OH 43215

Douglas C. Robinette                            Senior Vice President -
One Nationwide Plaza                                    Claims
Columbus, OH 43215

Mark R. Thresher                               Senior Vice President -
One Nationwide Plaza                        Finance - Nationwide Financial
Columbus, OH 43215

Richard M. Waggoner                            Senior Vice President -
One Nationwide Plaza                                  Operations
Columbus, OH 43215

Susan A. Wolken                             Senior Vice President - Product
One Nationwide Plaza                          Management and Nationwide
Columbus, OH 43215                                Financial Marketing


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     *    Subsidiaries for which separate financial statements are filed

     ** Subsidiaries included in the respective consolidated financial statements

     *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

     **** other subsidiaries

                                                                     NO. VOTING
                                                                     SECURITIES
                                                                    (SEE ATTACHED
                                                                    CHART UNLESS
                                            STATE/COUNTRY OF          OTHERWISE
               COMPANY                        ORGANIZATION           INDICATED)                PRINCIPAL BUSINESS
               -------                      ----------------        -------------              ------------------
The 401(k) Companies, Inc.               Texas                                        Holding company

The 401(k) Company                       Texas                                        Third-party administrator for 401(k)
                                                                                      plans

401(k) Investment Advisors, Inc.         Texas                                        Investment advisor registered with the
                                                                                      SEC

401(k) Investments Services, Inc.        Texas                                        NASD registered broker-dealer

Affiliate Agency, Inc.                   Delaware                                     Insurance agency marketing life
                                                                                      insurance and annuity products through
                                                                                      financial institutions

Affiliate Agency of Ohio, Inc.           Ohio                                         Insurance agency marketing life
                                                                                      insurance and annuity products through
                                                                                      financial institutions

AGMC Reinsurance, Ltd.                   Turks and Caico Islands                      Reinsurance company

AID Finance Services, Inc.               Iowa                                         Holding company

Allied Document Solutions, Inc.          Iowa                                         General printing services

ALLIED General Agency Company            Iowa                                         Managing general agent and surplus
                                                                                      lines broker for property and casualty
                                                                                      insurance products

ALLIED Group, Inc.                       Iowa                                         Property and casualty holding company

ALLIED Group Insurance Marketing         Iowa                                         Direct marketer for property and
Company                                                                               casualty insurance products

ALLIED Property and Casualty Insurance   Iowa                                         Underwrites general property and
Company                                                                               casualty insurance

Allnations, Inc.                         Ohio                                         Promotes international cooperative
                                                                                      insurance organizations

AMCO Insurance Company                   Iowa                                         Underwrites general property and
                                                                                      casualty insurance

American Marine Underwriters, Inc.       Florida                                      Underwriting manager for ocean cargo
                                                                                      and bulk insurance

Asset Management Holdings, P/C           United Kingdom                               Holding company

Auto Direkt Insurance Company            Germany                                      Insurance company

Cal-Ag Insurance services, Inc.          California                                   Captive insurance brokerage firm

CalFarm Insurance Agency                 California                                   Former marketing company for
                                                                                      traditional agent producers of CalFarm
                                                                                      Insurance Company

CalFarm Insurance Company                California                                   Multi-line insurance company

Caliber Funding                          Delaware                                     A limited purpose corporation

                                                                     NO. VOTING
                                                                     SECURITIES
                                                                    (SEE ATTACHED
                                                                    CHART UNLESS
                                            STATE/COUNTRY OF          OTHERWISE
               COMPANY                        ORGANIZATION           INDICATED)                PRINCIPAL BUSINESS
               -------                      ----------------        -------------              ------------------
Colonial County Mutual Insurance         Texas                                        Insurance company
Company

Columbus Insurance Brokerage and         Germany                                      General service insurance broker
Service GmbH

Cooperative Service Company              Nebraska                                     Insurance agency that sells and
                                                                                      services commercial insurance

Damian Securities Limited                England/Wales                                Investment holding company

Depositors Insurance Company             Iowa                                         Underwrites property and casualty
                                                                                      insurance

Discover Insurance Agency of Texas, LLC  Texas                                        Insurance agency

Discover Insurance Agency, LLC           Texas                                        Insurance agency

eNationwide, LLC                         Ohio                                         Limited liability company that
                                                                                      provides administrative services to
                                                                                      Nationwide's direct operations

Excaliber Funding Corporation            Delaware                                     Limited purpose corporation

F&B, Inc.                                Iowa                                         Insurance agency

Farmland Mutual Insurance Company        Iowa                                         Mutual insurance company

Fenplace Limited                         England/Wales                                Inactive

Fenplace Two Ltd.                        England/Wales                                Previously provided investment management and
                                                                                      advisory services to business, institutional
                                                                                      and private investors; transferred investment
                                                                                      management activity to Gartmore Investment
                                                                                      Limited

Financial Horizons Distributors Agency   Alabama                                      Insurance agency marketing life
of Alabama, Inc.                                                                      insurance and annuity products through
                                                                                      financial institutions

Financial Horizons Distributors Agency   Ohio                                         Insurance marketing life insurance and
of Ohio, Inc.                                                                         annuity products through financial
                                                                                      institutions

Financial Horizons Distributors Agency   Oklahoma                                     Insurance marketing life insurance and
of Oklahoma, Inc.                                                                     annuity products through financial
                                                                                      institutions

Financial Horizons Distributors Agency   Texas                                        Insurance marketing life insurance and
of Texas, Inc.                                                                        annuity products through financial
                                                                                      institutions

*Financial Horizons Investment Trust     Massachusetts                                Diversified, open-end investment
                                                                                      company

Financial Horizons Securities            Oklahoma                                     Limited broker-dealer doing business
Corporation                                                                           solely in the financial institution
                                                                                      market

Gartmore 1990 Ltd.                       England/Wales                                A general partner in a limited
                                                                                      partnership formed to invest in
                                                                                      unlisted securities

Gartmore 1990 Trustee Ltd.               England/Wales                                Inactive

                                                                     NO. VOTING
                                                                     SECURITIES
                                                                    (SEE ATTACHED
                                                                    CHART UNLESS
                                            STATE/COUNTRY OF          OTHERWISE
               COMPANY                        ORGANIZATION           INDICATED)                PRINCIPAL BUSINESS
               -------                      ----------------        -------------              ------------------
Gartmore Capital Management Ltd.         England/Wales                                Investment management and advisory
                                                                                      services to business, institutional
                                                                                      and private investors; transferred
                                                                                      investment management activity to
                                                                                      Gartmore Investment Limited

Gartmore Europe Ltd.                     England/Wales                                Investment holding company

Gartmore Fund Managers International     Jersey, Channel Islands                      Investment administration and support
Limited

Gartmore Fund Managers Ltd.              England/Wales                                Authorized unit trust management

Gartmore Indosuez UK Recovery Fund       England/Wales                                General partner in two limited
                                                                                      partnerships formed to invest in
                                                                                      unlisted securities

Gartmore Investment Ltd.                 England/Wales                                Investment management and advisory
                                                                                      services to pension funds, unit trusts
                                                                                      and other collective investment
                                                                                      schemes, investment trusts and
                                                                                      portfolios for corporate and other
                                                                                      institutional clients

Gartmore Investment Management           Jersey, Channel Islands                      Investment management services
(Channel Islands) Limited

Gartmore Investment Management plc       England/Wales                                Investment holding company

Gartmore Investment Services GmbH        Germany                                      Marketing support

Gartmore Investment Services Ltd.        England/Wales                                Investment holding company

Gartmore Japan Limited                   Japan                                        Investment management

Gartmore Nominees Ltd.                   England/Wales                                Inactive

Gartmore Nominees (Jersey) Ltd.          Jersey, Channel Islands                      Inactive

Gartmore Pension Fund Trustees, Ltd.     England/Wales                                Trustee of Gartmore Pension Scheme

Gartmore Scotland Ltd.                   Scotland                                     Inactive

Gartmore Securities Ltd.                 England/Wales                                Investment holding company; joint
                                                                                      partner in Gartmore Global Partners

Gartmore U.S. Ltd.                       England/Wales                                Joint partner in Gartmore Global
                                                                                      Partners

GIL Nominees Ltd.                        England/Wales                                Inactive

GatesMcDonald Health Plus Inc.           Ohio                                         Managed care organization

Gates, McDonald & Company                Ohio                                         Services employers for managing
                                                                                      workers' and unemployment compensation
                                                                                      matters

Gates, McDonald & Company of Nevada      Nevada                                       Self-insurance administration, claims
                                                                                      examinations and data processing
                                                                                      services

                                                                     NO. VOTING
                                                                     SECURITIES
                                                                    (SEE ATTACHED
                                                                    CHART UNLESS
                                            STATE/COUNTRY OF          OTHERWISE
               COMPANY                        ORGANIZATION           INDICATED)                PRINCIPAL BUSINESS
               -------                      ----------------        -------------              ------------------
Gates, McDonald & Company of New York,   New York                                     Workers' compensation/self-insured
Inc.                                                                                  claims administration services to
                                                                                      employers with exposure in New York

Insurance Intermediaries, Inc.           Ohio                                         Insurance agency providing commercial
                                                                                      property and casualty brokerage
                                                                                      services

Landmark Financial Services of New       New York                                     Insurance agency marketing life
York, Inc.                                                                            insurance and annuity products through
                                                                                      financial institutions

Leben Direkt Insurance Company           Germany                                      Life insurance through direct mail

Lone Star General Agency, Inc.           Texas                                        General agent to market non-standard
                                                                                      automobile and motorcycle insurance
                                                                                      for Colonial Mutual Insurance Company

MedProSolutions, Inc.                    Massachusetts                                Provides third-party administration
                                                                                      services for workers compensation,
                                                                                      automobile injury and disability claims

Morley & Associates, Inc.                Oregon                                       Insurance brokerage

Morley Capital Management, Inc.          Oregon                                       Investment adviser and stable value
                                                                                      money management

Morley Financial Services, Inc.          Oregon                                       Holding company

Morley Research Associates, Ltd.         Delaware                                     Credit research consulting

**MRM Investments, Inc.                  Ohio                                         Owns and operates a recreational ski
                                                                                      facility

**National Casualty Company              Wisconsin                                    Insurance company

National Casualty Company of America,    England                                      Insurance company
Ltd.

National Deferred Compensation, Inc.     Ohio                                         Administers deferred compensation
                                                                                      plans for public employees

**National Premium and Benefit           Delaware                                     Provides third-party administration
Administration Company                                                                services

Nationwide Advisory Services, Inc.       Ohio                                         Registered broker-dealer providing
                                                                                      investment management and
                                                                                      administrative services

Nationwide Affinity Insurance Company    Kansas                                       Insurance company
of America

**Nationwide Agency, Inc.                Ohio                                         Insurance agency

Nationwide Agribusiness Insurance        Iowa                                         Provides property and casualty
Company                                                                               insurance primarily to agricultural
                                                                                      business

Nationwide Arena, LLC                    Ohio                                         Limited liability company related to
                                                                                      arena development

*Nationwide Asset Allocation Trust       Ohio                                         Diversified open-end investment company

                                                                     NO. VOTING
                                                                     SECURITIES
                                                                    (SEE ATTACHED
                                                                    CHART UNLESS
                                            STATE/COUNTRY OF          OTHERWISE
               COMPANY                        ORGANIZATION           INDICATED)                PRINCIPAL BUSINESS
               -------                      ----------------        -------------              ------------------
Nationwide Asset Management Holdings,    United Kingdom                               Holding company
Ltd.

Nationwide Assurance Company             Wisconsin                                    Underwrites non-standard automobile
                                                                                      and motorcycle insurance

Nationwide Cash Management Company       Ohio                                         Investment securities agent

Nationwide Corporation                   Ohio                                         Holding company for entities
                                                                                      affiliated with Nationwide Mutual
                                                                                      Insurance Company

Nationwide Exclusive Distribution        Ohio                                         A limited liability company providing
Company, LLC                                                                          agency support services to Nationwide
                                                                                      exclusive agents

Nationwide Financial Assignment Company  Ohio                                         Assignment company to administer
                                                                                      structured settlement business

Nationwide Financial Institution         Delaware                                     Insurance agency
Distributors Agency, Inc.

Nationwide Financial Institution         New Mexico                                   Insurance agency
Distributors Agency, Inc. of New Mexico

Nationwide Financial Institution         Massachusetts                                Insurance agency
Distributors Agency, Inc. of
Massachusetts

Nationwide Financial Services            Bermuda                                      Long-term insurer which issued
(Bermuda) Ltd.                                                                        variable annuity and variable life
                                                                                      products to persons outside the U.S.
                                                                                      and Bermuda

Nationwide Financial Services Capital    Delaware                                     Trust which issues and sells
Trust                                                                                 securities and uses proceeds to
                                                                                      acquire debentures

Nationwide Financial Services Capital    Delaware                                     Trust which issues and sells
Trust II                                                                              securities and uses proceeds to
                                                                                      acquire debentures

Nationwide Financial Services, Inc.      Delaware                                     Holding company for entities
                                                                                      associated with Nationwide Mutual
                                                                                      Insurance Company

Nationwide Foundation                    Ohio                                         Not-for profit corporation

Nationwide General Insurance Company     Ohio                                         Primarily provides automobile and fire
                                                                                      insurance to select customers

Nationwide Global Finance, LLC           Ohio                                         Acts as a support company for
                                                                                      Nationwide Global Holdings, Inc. and
                                                                                      its international capitalization
                                                                                      efforts

Nationwide Global Funds                  Luxembourg                                   Exempted company with limited
                                                                                      liability for purpose of issuing
                                                                                      investment shares to segregated asset
                                                                                      accounts of Nationwide Financial
                                                                                      Services (Bermuda) Ltd. and to
                                                                                      non-U.S. resident investors

Nationwide Global Holdings, Inc.         Ohio                                         Holding company for Nationwide
                                                                                      Insurance Enterprise international
                                                                                      operations

                                                                     NO. VOTING
                                                                     SECURITIES
                                                                    (SEE ATTACHED
                                                                    CHART UNLESS
                                            STATE/COUNTRY OF          OTHERWISE
               COMPANY                        ORGANIZATION           INDICATED)                PRINCIPAL BUSINESS
               -------                      ----------------        -------------              ------------------
Nationwide Global Holdings, Inc.-NGH     Grand Duchy of                               Analyzes European market of life
Luxembourg Branch                        Luxembourg                                   insurance

Nationwide Global Japan, Inc.            Delaware                                     Holding company

Nationwide Global Limited                Hong Kong                                    Primarily a holding company for
                                                                                      Nationwide Global Holdings, Inc. Asian
                                                                                      operations

Nationwide Global Holdings-NGH Brasil    Brazil                                       Holding company
Participacoes LTDA

Nationwide Health Plans, Inc.            Ohio                                         Health insuring organization

Nationwide Home Mortgage Company         Iowa                                         Mortgage lendor

Nationwide Holdings, SA                  Brazil                                       Participates in other companies
                                                                                      related to international operations

*Nationwide Indemnity Company            Ohio                                         Reinsurance company assuming business
                                                                                      from Nationwide Mutual Insurance
                                                                                      Company and other insurers within the
                                                                                      Nationwide Insurance Enterprise

Nationwide Insurance Company of America  Wisconsin                                    Independent agency personal lines
                                                                                      underwriter of property and casualty
                                                                                      insurance

Nationwide Insurance Company of Florida  Ohio                                         Transacts general insurance business
                                                                                      except life insurance

Nationwide International Underwriters    California                                   Special risks, excess and surplus
                                                                                      lines underwriting manager

Nationwide Investing Foundation          Michigan                                     Provides investors with continuous
                                                                                      source of investment under management
                                                                                      of trustees

*Nationwide Investing Foundation II      Massachusetts                                Diversified, open-end investment
                                                                                      company

Nationwide Investment Services           Oklahoma                                     Registered broker-dealer
Corporation

Nationwide Investors Services, Inc.      Ohio                                         Stock transfer agent

**Nationwide Life and Annuity            Ohio                                         Life insurance company
Insurance Company

**Nationwide Life Insurance Company      Ohio                                         Life insurance company

Nationwide Lloyds                        Texas                                        Commercial property insurance in Texas

Nationwide Management Systems, Inc.      Ohio                                         Preferred provider organization,
                                                                                      products and related services

Nationwide Mutual Fire Insurance         Ohio                                         Mutual insurance company
Company

*Nationwide Mutual Funds                 Ohio                                         Diversified, open-end investment
                                                                                      company

Nationwide Mutual Insurance Company      Ohio                                         Mutual insurance company

                                                                     NO. VOTING
                                                                     SECURITIES
                                                                    (SEE ATTACHED
                                                                    CHART UNLESS
                                            STATE/COUNTRY OF          OTHERWISE
               COMPANY                        ORGANIZATION           INDICATED)                PRINCIPAL BUSINESS
               -------                      ----------------        -------------              ------------------
Nationwide Properties, Ltd.              Ohio                                         Develop, own and operate real estate
                                                                                      and real estate investments

Nationwide Property and Casualty         Ohio                                         Insurance company
Insurance Company

Nationwide Realty Investors, Inc.        Ohio                                         Develop, own and operate real estate
                                                                                      and real estate investments

Nationwide Retirement Plan Services,     Ohio                                         Insurance agency
Inc.

Nationwide Retirement Solutions, Inc.    Delaware                                     Market and administer deferred
                                                                                      compensation plans for public employees

Nationwide Retirement Solutions, Inc.    Alabama                                      Market and administer deferred
of Alabama                                                                            compensation plans for public employees

Nationwide Retirement Solutions, Inc.    Arizona                                      Market and administer deferred
of Arizona                                                                            compensation plans for public employees

Nationwide Retirement Solutions, Inc.    Arkansas                                     Market and administer deferred
of Arkansas                                                                           compensation plans for public employees

Nationwide Retirement Solutions, Inc.    Montana                                      Market and administer deferred
of Montana                                                                            compensation plans for public employees

Nationwide Retirement Solutions, Inc.    Nevada                                       Market and administer deferred
of Nevada                                                                             compensation plans for public employees

Nationwide Retirement Solutions, Inc.    New Mexico                                   Market and administer deferred
of New Mexico                                                                         compensation plans for public employees

Nationwide Retirement Solutions, Inc.    Ohio                                         Market variable annuity contracts to
of Ohio                                                                               members of the National Education
                                                                                      Association in the state of Ohio

Nationwide Retirement Solutions, Inc.    Oklahoma                                     Market variable annuity contracts to
of Oklahoma                                                                           members of the National Education
                                                                                      Association in the state of Oklahoma

Nationwide Retirement Solutions, Inc.    South Dakota                                 Market and administer deferred
of South Dakota                                                                       compensation plans for public employees

Nationwide Retirement Solutions, Inc.    Texas                                        Market and administer deferred
of Texas                                                                              compensation plans for public employees

Nationwide Retirement Solutions, Inc.    Wyoming                                      Market variable annuity contracts to
of Wyoming                                                                            members of the National Education
                                                                                      Association in the state of Wyoming

                                                                     NO. VOTING
                                                                     SECURITIES
                                                                    (SEE ATTACHED
                                                                    CHART UNLESS
                                            STATE/COUNTRY OF          OTHERWISE
               COMPANY                        ORGANIZATION           INDICATED)                PRINCIPAL BUSINESS
               -------                      ----------------        -------------              ------------------
Nationwide Retirement Solutions          Massachusetts                                Market and administer deferred
Insurance Agency Inc.                                                                 compensation plans for public employees

Nationwide Seguradora S.A.               Brazil                                       Engage in elementary, health and life
                                                                                      insurance; private open pension and
                                                                                      wealth concession plans

*Nationwide Separate Account Trust       Massachusetts                                Diversified, open-end investment
                                                                                      company

Nationwide Services Company, LLC.        Ohio                                         Single member limited liability
                                                                                      company performing shared services
                                                                                      functions for the Nationwide Insurance
                                                                                      Enterprise

Nationwide Towarzstwo Ubezieczen na      Poland                                       Life insurance and pension products in
Zycie SA                                                                              Poland

Nationwide Trust Company, FSB            United States                                Federal savings bank chartered by the
                                                                                      Office of Thrift Supervision in U.S.
                                                                                      Department of Treasury to exercise
                                                                                      custody and fiduciary powers

Nationwide UK Asset Management           United Kingdom                               Holding company
Holdings, Ltd.

Nationwide UK Holding Company, Ltd.      United Kingdom                               Holding company

Neckura Holding Company                  Germany                                      Administrative services for Neckura
                                                                                      Insurance Group

Neckura Insurance Company                Germany                                      Insurance company

Neckura Life Insurance Company           Germany                                      Life and health insurance company

Nevada Independent                       Nevada                                       Workers' compensation administrative
Companies-Construction                                                                services to Nevada employers in the
                                                                                      construction industry

Nevada Independent Companies-Health      Nevada                                       Workers' compensation administrative
and Nonprofit                                                                         services to Nevada employers in health
                                                                                      and nonprofit industries

Nevada Independent Companies-            Nevada                                       Workers' compensation administrative
Hospitality and Entertainment                                                         services to Nevada employers in the
                                                                                      hospitality and entertainment
                                                                                      industries

Nevada Independent Companies-            Nevada                                       Workers' compensation administrative
Manufacturing, Transportation and                                                     services to Nevada employers in the
Distribution                                                                          manufacturing, transportation and
                                                                                      distribution industries

NFS Distributors, Inc.                   Delaware                                     Holding company for Nationwide
                                                                                      Financial Services, Inc. distribution
                                                                                      companies

                                                                     NO. VOTING
                                                                     SECURITIES
                                                                    (SEE ATTACHED
                                                                    CHART UNLESS
                                            STATE/COUNTRY OF          OTHERWISE
               COMPANY                        ORGANIZATION           INDICATED)                PRINCIPAL BUSINESS
               -------                      ----------------        -------------              ------------------
NGH Luxembourg, S.A                      Luxembourg                                   Acts primarily as holding company for
                                                                                      Nationwide Global Holdings, Inc.
                                                                                      European operations

NGH Netherlands, B.V.                    The Netherlands                              Holding company for other overseas
                                                                                      companies

NGH UK, Ltd.                             United Kingdom                               Assists Nationwide Global Holdings,
                                                                                      Inc. with European operations and
                                                                                      marketing

Northpointe Capital LLC                  Delaware                                     Limited liability company for
                                                                                      investments

PanEuroLife                              Luxembourg                                   Life insurance company providing
                                                                                      individual life insurance primarily in
                                                                                      the UK, Belgium and France

Pension Associates, Inc.                 Wisconsin                                    Pension plan administration and record
                                                                                      keeping services

Portland Investment Services, Inc.       Oregon                                       NASD registered broker-dealer

Premier Agency, Inc.                     Iowa                                         Insurance agency

Riverview Agency, Inc.                   Texas                                        Has a pending application to become a
                                                                                      licensed insurance agency with the
                                                                                      Texas Department of Insurance

Scottsdale Indemnity Company             Ohio                                         Insurance company

Scottsdale Insurance Company             Ohio                                         Insurance company

Scottsdale Surplus Lines Insurance       Arizona                                      Provides excess and surplus lines
Company                                                                               insurance coverage on a non-admitted
                                                                                      basis

Siam-Ar-Na-Khet Company Limited          Thailand                                     Holding company

Sun Direct                               Germany                                      Writes direct auto insurance
Versicherungs-Atiengesclischaft

SVM Sales GmbH, Neckura Insurance Group  Germany                                      Recruits and supervises external sales
                                                                                      partners who obtain new business for
                                                                                      the Neckura Group as well as to offer
                                                                                      financial services

Thai Prasit Nationwide Company Limited   Thailand                                     Holding company

Union Bond & Trust Company               Oregon                                       Oregon state bank with trust powers

Vertboise, SA                            Luxembourg                                   Real property holding company

Vicpic Ltd.                              England/Wales                                Inactive

Villanova Capital, Inc.                  Delaware                                     Holding company

Villanova Distribution Services, Inc.    Iowa                                         Broker-dealer

                                                                     NO. VOTING
                                                                     SECURITIES
                                                                    (SEE ATTACHED
                                                                    CHART UNLESS
                                            STATE/COUNTRY OF          OTHERWISE
               COMPANY                        ORGANIZATION           INDICATED)                PRINCIPAL BUSINESS
               -------                      ----------------        -------------              ------------------
Villanova Global Asset Management Trust  Delaware                                     Holding company for Gartmore Group and
                                                                                      a registered investment advisor

Villanova Mutual Fund Capital Trust      Delaware                                     Trust designed to act as a registered
                                                                                      investment advisor

Villanova SA Capital Trust               Delaware                                     Trust designed to act as a registered
                                                                                      investment advisor

Villanova Securities, LLC                Delaware                                     Provides brokerage services for block
                                                                                      mutual fund trading for both
                                                                                      affiliated and non-affiliated
                                                                                      investment advisors and performs block
                                                                                      mutual fund trading directly with fund
                                                                                      companies

Western Heritage Insurance Company       Arizona                                      Underwrites excess and surplus lines
                                                                                      of property and casualty insurance

                                                                       NO. VOTING SECURITIES
                                               STATE/COUNTRY OF        (SEE ATTACHED CHART)
                   COMPANY                       ORGANIZATION       UNLESS OTHERWISE INDICATED        PRINCIPAL BUSINESS
                   -------                     ----------------     --------------------------        ------------------
*   MFS Variable Account                             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                    Account

*   Nationwide Multi-Flex Variable Account           Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                    Account

*   Nationwide VA Separate Account-A                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                    Annuity Separate Account

*   Nationwide VA Separate Account-B                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                    Annuity Separate Account

*   Nationwide VA Separate Account-C                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                    Annuity Separate Account

*   Nationwide VA Separate Account-D                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                    Annuity Separate Account

*   Nationwide Variable Account                      Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                    Account

*   Nationwide Variable Account-II                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                    Account

*   Nationwide Variable Account-3                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                    Account

*   Nationwide Variable Account-4                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                    Account

*   Nationwide Variable Account-5                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                    Account

*   Nationwide Variable Account-6                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                    Account

*   Nationwide Fidelity Advisor Variable             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
    Account                                                         Account

*   Nationwide Variable Account-8                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                    Account

*   Nationwide Variable Account-9                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                    Account

*   Nationwide Variable Account-10                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                    Account

    Nationwide Variable Account-11                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                    Account

*   Nationwide VL Separate Account-A                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                    Annuity Separate Account    Policies

    Nationwide VL Separate Account-B                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                    Annuity Separate Account    Policies

*   Nationwide VL Separate Account-C                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                    Annuity Separate Account    Policies

*   Nationwide VL Separate                           Ohio           Nationwide Life and         Issuer of Life Insurance
    Account -D                                                      Annuity Separate Account    Policies

                                                                       NO. VOTING SECURITIES
                                               STATE/COUNTRY OF        (SEE ATTACHED CHART)
                   COMPANY                       ORGANIZATION       UNLESS OTHERWISE INDICATED        PRINCIPAL BUSINESS
                   -------                     ----------------     --------------------------        ------------------
*   Nationwide VLI Separate Account                  Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                    Account                     Policies

*   Nationwide VLI Separate Account-2                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                    Account                     Policies

*   Nationwide VLI Separate Account-3                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                    Account                     Policies

*   Nationwide VLI Separate Account-4                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                    Account                     Policies

*   Nationwide VLI Separate Account-5                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                    Account                     Policies

                                                                                                                         (left side)








           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|   NATIONWIDE AFFINITY   |           |         ALLIED          |       |                          |
|   INSURANCE COMPANY     |           |       GROUP, INC.       |       |                          |
|       OF AMERICA        |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 500,000    |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|100%       $23,843,431   |   |       |100%       $1,243,344,521|   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |           AMCO          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    INSURANCE COMPANY    |   |   |     INSURANCE COMPANY    |
|                         |   |       |          (AMCO)         |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 300,000    |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |AGI-100%     $147,425,540|   |   |AGI-100%      $22,251,842 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                    |                |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |       |           ALLIED        |   |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       |      GENERAL AGENCY     |   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          COMPANY        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |Common Stock: 5,000      |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AGI-100%      $19,545,634|           |AMCO-100%     $135,342   |   |   |AGI-100%      $47,018,643 |
---------------------------           ---------------------------   |   ----------------------------
            |                                                       |
---------------------------           ---------------------------   |   ----------------------------
|        ALLIED           |           |         ALLIED          |   |   |        NATIONWIDE        |
|   GROUP INSURANCE       |           |    DOCUMENT SOLUTIONS,  |   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |           |           INC.          |   |   |      COMPANY (NHMC)      |
|                         |           |Common Stock: 10,000     |   |   |                          |
|Common Stock: 20,000     |           |------------  Shares     |   |   |Common Stock: 54,348      |
|------------  Shares     |           |                         |---|---|------------   Shares     |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|              Cost       |           |              Cost       |   |   |                          |
|              ----       |           |              ----       |   |   |                          |
| Aid                     |           |AGI-100%      $610,000   |   |   |AGI-88.9%                 |
| Finance-100% $16,059,469|           ---------------------------   |   ----------------------------
--------------------------                                          |                 |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |           AGMC           |
                                      |          AGENCY,        |   |   |      REINSURANCE, LTD.   |
                                      |            INC.         |   |   |                          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 11,000      |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|   |                          |
                                      |              Cost       |       |              Cost        |
                                      |              ----       |       |              ----        |
                                      |AGI-100%      $100,000   |       |NHMC-100%     $11,000     |
                                      ---------------------------       ----------------------------

                                                                        ----------------------------
                                                                        |          WESTERN         |
                                                                        |    HERITAGE INSURANCE    |
                                                                        |          COMPANY         |
                                                                        |                          |
                                                                        |Common Stock: 4,776,076   |--------------------------------
                                                                        |------------- Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |SIC-100%      $57,000,000 |
                                                                        ----------------------------


                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  --------------------|---------------------                                              ------------------|-----------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |------------------------------------------
     ||                                          |
     ||  --------------------------------        |   --------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |
     ||  |Guaranty Fund                 |        |   |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |
         |Certificate                   |   |    |---|------------     Shares       |
         |-----------                   |   |    |   |                              |
         |                 Cost         |   |    |   |                 Cost         |
         |                 ----         |   |    |   |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |
         |                              |   |    |   |         AND CASUALTY         |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |
         |------------                  |   |    |   |Common Stock:    60,000       |
         |                              |---|    |---|------------     Shares       |
         |                 Cost         |   |    |   |                              |
         |                 ----         |   |    |   |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |
         |           COMPANY            |   |    |   |            COMPANY           |
         |Common Stock:    600 Shares   |   |    |   |                              |
         |------------                  |----    |---|Common Stock:    1,750        |
         |                              |        |   |------------     Shares       |
         |                 Cost         |            |                              |
         |                 ----         |        |   |                 Cost         |
         |Farmland                      |        |   |                 ----         |
         |Mutual-100%      $5,336,063   |        |   |Casualty-100%    $41,750,000  |
         --------------------------------        |   --------------------------------
                                                 |
         --------------------------------        |   --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |
         |             (SIC)            |        |   |                              |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |
     |---|------------     Shares       |--------|---|------------     Shares       |
     |   |                              |        |   |                              |
     |   |                              |        |   |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital:                |
     |   |                              |        |   |-------------                 |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |
     |   --------------------------------        |   -------------------------------
     |                                           |
     |   --------------------------------        |   --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |
     |---|------------     Shares       |        |---|  -------------               |
     |   |                              |        |   |                              |
     |   |                 Cost         |        |   |                 Cost         |
     |   |                 ----         |        |   |                 ----         |
     |   |SIC-100%         $6,000,000   |        |   |Casualty-100%    $67,442,439  |
     |   |                              |        |   |                              |
     |   --------------------------------        |   ----------------|---------------
     |                                           |                   |
     |   --------------------------------        |   ----------------|---------------
     |   |      NATIONAL PREMIUM &      |        |   |     NCC OF AMERICAN, LTD.    |
     |   |    BENEFIT ADMINISTRATION    |        |   |           (INACTIVE)         |
     |   |           COMPANY            |        |   |                              |
     |   |Common Stock:    10,000       |        |   |                              |
  ---|---|------------     Shares       |        |   |                              |
         |                              |        |   |                              |
         |                 Cost         |        |   |                              |
         |                 ----         |        |   |                              |
         |SIC-100%         $10,000      |        |   |NC-100%                       |
         --------------------------------        |   --------------------------------
                                                 |
         --------------------------------        |
         |             RP&C             |        |
         |         INTERNATIONAL        |        |
         |                              |        |
         |Common Stock:    1,050        |        |
         |------------     Shares       |---------
         |                              |
         |                 Cost         |
         |                 ----         |
         |Casualty-21.9%  $2,400,740    |
         |                              |
         --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------

---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
--|------------------------------------------|-------------------------------------------|--------------------|      |
  |                                          |                                           |                    |      |
  |                                          |                                           |                    |      |
  |     --------------------------------     |    --------------------------------       |     ---------------|------|--------------
  |     |         SCOTTSDALE           |     |    |       NATIONWIDE CASH        |       |     |          NATIONWIDE               |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |          CORPORATION              |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |                              |       |     |Common Stock:    Control:          |
  |     |Common Stock:    50,000       |     |    |Common Stock:    100 Shares   |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |13,642,432       100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |Casualty 12,992,922 $1,320,978,093 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510    116,847,783 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |          NATIONWIDE          |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |           ARENA LLC          |       |     |Common Stock:    12,186 Shares     |
  |     |                              |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |....|                              |       |-----|                 ----              |
  |     |------------     Shares       |     |    |                              |       |     |Casualty-16.1%   $92,575           |
  |     |                              |     |    |                              |       |     |Fire-16.1%       $92,717           |
  |     |                 Cost         |     |    |                              |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-90%                  |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |          NATIONWIDE          |       |     |     NATIONWIDE INTERNATIONAL      |
  |     |     GENERAL AGENCY, INC.     |     |    |    EXCLUSIVE DISTRIBUTION    |       |     |           UNDERWRITERS            |
  |     |                              |     |    |     COMPANY, LLC (NEDCO)     |       |     |                                   |
  ------|Common Stock:    1,000        |     |....|                              |       |-----|Common Stock:    1,000             |
  |     |------------     Shares       |     |    |    Single Member Limited     |       |     |-------------    Shares            |
  |     |                              |     |    |       Liability Company      |       |     |                                   |
  |     |                 Cost         |     |    |                              |       |     |                 Cost              |
  |     |                 ----         |     |    |Casualty-100%                 |       |     |                 ----              |
  |     |Casualty-100%    $5,000,000   |     |    |                              |       |     |Casualty-100%    $10,000           |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |                   ||                     |                   |                       |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |          INSURANCE           |       |     |         CALFARM INSURANCE         |
  |     |        MUTUAL INSURANCE      |     |    |     INTERMEDIARIES, INC.     |       |     |              COMPANY              |
  |     |             COMPANY          |     |    |                              |       |     |                                   |
  |     |                              |     |    |Common Stock:   1,615 Shares  |       |     |Common Stock:   52,000             |
  |     |                              |     |    |-------------                 |       |-----|--------------   Shares            |
  |     |                              |     |    |                 Cost         |             |                                   |
  |     |Surplus Debentures:           |     |    |                 ----         |             |                 Cost              |
  |     |-------------------           |     |    |NEDCO-100%       $1,615,000   |             |                 ----              |
  |     |                 Cost         |     |    --------------------------------             |Casualty-100%    $106,164,995      |
  |     |                 ----         |     |                                                 |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------             ------------------|------------------
  |     |Lone Star         150,000     |     |    |       eNATIONWIDE, LLC       |                               |
  |     --------------------------------     |    |            (eNat)            |             ------------------|------------------
  |                                          |    |                              |             |       CALFARM INSURANCE           |
  |     --------------------------------     |    |                              |             |             AGENCY                |
  |     |      NATIONWIDE SERVICES     |     |....|     Single Member Limited    |             |                                   |
  |     |         COMPANY, LLC         |          |        Liability Company     |             |                                   |
  |     |                              |          |                              |             |                                   |
  |     |Single Member Limited         |     |----|                              |             |Common Stock:    1,000 shares      |
  |.....|Liability Company             |     |    |                              |             |-------------                      |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |Casualty-100%                 |             |                                   |
  |     |Casualty-100%                 |     |    |                              |             |                                   |
  |     |                              |     |    --------------------------------             |CalFarm Insurance                  |
  |     --------------------------------     |                                                 |Company - 100%                     |
  |                                          |    --------------------------------             ------------------|------------------
  |                                          |    |      DISCOVER INSURANCE      |                               |
  |     --------------------------------     |    |         COMPANY, LLC         |             ------------------|------------------
  |     |       AMERICAN MARINE        |     |    |                              |             |        CAL-AG INSURANCE           |
  |     |      UNDERWRITERS, INC.      |     |    |                              |             |            SERVICES               |
  |     |                              |     |    |   Single Member Limited      |             |                                   |
  |     |Common Stock:   20 Shares     |     |....|     Liability Company        |             |Common Stock:      100 Shares      |
  |-----|------------                  |     |    |                              |             |------------                       |
  |     |                 Cost         |     |    |                              |             |                                   |
  |     |                 ----         |     |    |eNat-100%                     |             |CalFarm Insurance                  |
  |     |Casualty-100%    $5,020       |     |    |                              |             |Agency-100%                        |
  |     |                              |     |    --------------------------------             -------------------------------------
  |     --------------------------------     |
  |                                          |    --------------------------------
  |     ---------------------------------    |    |   DISCOVER INSURANCE AGENCY  |
  |     |     NATIONWIDE INSURANCE      |    |    |         OF TEXAS, LLC        |
  |     |      COMPANY OF FLORIDA       |    |    |                              |
  |     |                               |    |    |      Single Member Limited   |
  |     |                               |    |....|        Liability Company     |
  |     |Common Stock:    10,000 Shares |         |                              |
  |-----|-------------                  |         |                              |
        |                 Cost          |         |                              |
        |                 ----          |         |                              |
        |Casualty-100%    $300,000,000  |         --------------------------------
        |                               |
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            September 30, 2001

                                                                                                                       (Left Side)

              |----------------------------------|-----------------------------------|----------------------------------------------
              |                                  |                                   |
--------------|--------------      --------------|--------------      ---------------|-------------   -----------------------------
| NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |   |   NFS DISTRIBUTORS, INC.  |
|     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |   |           (NFSDI)         |
|                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |   |                           |
| Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |   |                           |
| ------------  Shares      |      | ---------------           |      |               Cost        |   |                           |
|                           |      |                           |      |               ----        |   |                           |
| NFS-100%                  |      | NFS-100%                  |      | NFS-100%      $3,000,000  |   | NFS-100%                  |
---|-------------------------      -----------------------------      -----------------------------   --------------|--------------
   |
   |                                                                       |----------------------------------------|---------------
   |  -----------------------------                      ------------------|----------                --------------|--------------
   |  |         NATIONWIDE        |                      |    NATIONWIDE FINANCIAL   |                |     NATIONAL DEFERRED     |
   |  |  ADVISORY SERVICES, INC   |                      |  INSTITUTION DISTRIBUTORS |                |     COMPENSATION, INC.    |
   |  |      (NW ADV. SERV.)      |                      |    AGENCY, INC. (NFIDAI)  |                |                           |
   |  | Common Stock: 7,676       |                      |                           |                |                           |
   |--| ------------  Shares      |                      |                           |                |                           |
   |  |                           |                      |                           |                |                           |
   |  |               Cost        |                      | Common Stock: 1,000 Shares|                |                           |
   |  |               ----        |                      | ------------              |                |                           |
   |  | NW Life-100%  $5,996,261  |                      | NFSDI-100%                |                | NFSDI-100%                |
   |  -----------------------------                      --------------|--||----------                --------------||-------------
   |                                                                   |  ||                                        ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------               ||
   |  |    NATIONWIDE LIFE AND    |      |     FINANCIAL HORIZONS    | |  ||  |                     |               ||
   |  | ANNUITY INSURANCE COMPANY |      |    DISTRIBUTORS AGENCY    | |  ||  |                     |               ||
   |  |                           |      |      OF ALABAMA, INC.     | |  ||  |                     |               ||
   |  | Common Stock: 66,000      |      |                           | |  ||  |      FLORIDA        |               ||
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  |      RECORDS        |===============||
   |  |                           |      | ------------  Shares      |--  ||  |   ADMINISTRATOR,    |
   |  |                           |      |                           | |  ||  |        INC          |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $133,070,003 |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE INVESTMENT   |      |    LANDMARK FINANCIAL     | |  ||  |                     |
   |  |   SERVICES CORPORATION    |      |        SERVICES OF        | |  ||  |                     |
   |  |                           |      |       NEW YORK, INC.      | |  ||  |                     |
   |  | Common Stock: 5,000       |      |                           | |  ||  |                     |
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |  |                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |      OF OHIO, INC   |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $529,728     |      | NFIDAI-100% $10,100       | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE FINANCIAL    |      |     FINANCIAL HORIZONS    | |  ||  |                     |
   |  |       ASSIGNMENT          |      |      SECURITIES CORP.     | |  ||  |                     |
   |  |        COMPANY            |      |                           | |  ||  |                     |
   |  |                           |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |--|                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |   OF OKLAHOMA, INC  |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  |                           |      |               ----        | |  ||  |                     |
   |  | NW Life-100%              |      | NFIDAI-100% $153,000      | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |     NATIONWIDE REALTY     |      |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
   |  |      INVESTORS, LTD.      |      |                           | |  ||  |                     |
   |  |                           |      |                           | |  ||  |                     |
   |  | Units:                    |      | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
   |--| ------                    |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |    OF TEXAS, INC    |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  | NW Life-70%               |      |               ----        | |  ||  |                     |
   |  | NW Mutual-30%             |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    | |  ||  |      AFFILIATE      |
   |  |       PROPERTIES, LTD.    |      | INSTITUTION DISTRIBUTORS  | |  ||  |      AGENCY OF      |
   |  |                           |      |     INSURANCE AGENCY,     | |  ||  |      OHIO, INC      |
   |  | Units:                    |      |       INC. OF MASS.       | |  ||  |                     |
   |--| ------                    |      |                           |--  ||  |Common Stock: 750    |
   |  |                           |      |Common Stock: 100 Shares   | |  ||--|------------  Shares |
   |  |                           |      |------------               | |      |                     |
   |  | NW Life-97.6%             |      |                           | |      |                     |
   |  | NW Mutual-2.4%            |      |NFIDAI-100%                | |      |NFIDAI-100%          |
   |  -----------------------------      ----------------------------- |      -----------------------
   |  -----------------------------      ----------------------------- |
   |  |   NATIONWIDE COMMUNITY    |      |   NATIONWIDE FINANCIAL    | |
   |  |   DEVELOPMENT CORP., LLC  |      | INSTITUTION DISTRIBUTORS  | |
   |  |                           |      |        AGENCY, INC.       | |
   |  | Units:                    |      |       OF NEW MEXICO       |--
    --| ------                    |      |                           |
      |                           |      |Common Stock: 100 Shares   |
      |                           |      |------------               |
      | NW Life-67%               |      |                           |
      | NW Indemnity-33%          |      |NFIDAI-100%                |
      -----------------------------      -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   COMMON STOCK:           CONTROL:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |             SHARES     COST           |
                                                  |             ------     ----           |
                                                  |CASUALTY     12,992,922 $1,320,978,093 |
                                                  |FIRE            649,510    116,847,783 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public-100%   |
                                                      |Class B      NW Corp-100%  |
                                                      ---------------|-------------
                                                                     |
-------------------------------------|-------------------------|--------------------------|-------------------------|
                                     |                         |                          |                         |
                         ------------|------------ ------------|------------ -------------|------------ ------------|-------------
                         |  NATIONWIDE FINANCIAL | | NATIONWIDE FINANCIAL  | |PENSION ASSOCIATES, INC.| |VILLANOVA CAPITAL, INC. |
                         |    SERVICES CAPITAL   | |SERVICES (BERMUDA) INC.| |Common Stock: 1,000     | |Common Stock:  958,750  |
                         |        TRUST II       | |Common Stock: 250,000  | |------------  Shares    | |-------------    Shares |
                         |                       | |------------- Shares   | |                        | |NFS-96%                 |
                         |                       | |              Cost     | |              Cost      | |Preferred Stock: 500,000|
                         |                       | |              ----     | |              ----      | |---------------  Shares |
                         | NFS-100%              | |NFS-100%   $13,500,000 | | NFS-100%     $2,839,392| |NFS-100%                |
                         ------------------------- ------------------------- -------------------------- ------------|-------------
                                                                                                                    |
--------------|-----------------------|--------------------------|                        |-------------------------|---------------
              |        ---------------|------------ -------------|------------ -----------|------------- -----------|-------------
              |        |THE 401(k) COMPANIES, INC.| |  NATIONWIDE RETIREMENT | | VILLANOVA S.A. CAPITAL| |    MORLEY FINANCIAL   |
              |        |         (401(k))         | |   SOLUTIONS, INC. (NRS)| |     TRUST (VSA)       | |SERVICES, INC. (MORLEY)|
              |        |                          | |Common Stock:  236,494  | |                       | |Common Stock:  82,343  |
              |        |Common Stock:   Control   | |-------------  Shares   | |                       | |------------   Shares  |
              |        |-------------   -------   | |                        | |                       | |                       |
              |        |Class A        Other-100% | |                        | |                       | |VILLANOVA CAPITAL, INC.|
              |        |Class B        NFSDI-90%  | |NFSDI-100%              | |DELAWARE BUSINESS TRUST| |-100%                  |
              |        --------|------------------- -------------|------------ -----------------|------- -----------|-------------
              |                |                                 |                              |                   |
              |                |                                 |                              |                   |------------|
              |                |                                 |                              |                                |
--------------|------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|  NATIONWIDE RETIREMENT  |    |   |   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   |  |  |         NATIONWIDE       |  |
|   PLAN SERVICES, INC.   |    |   |SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    |  |  | INVESTORS SERVICES, INC. |  |
|                         |    |   |                          |  |  |      NEW MEXICO        |  |  |                          |  |
|Common Stock:  Control:  |    |   |Common Stock: 10,000      |  |  | Common Stock: 1,000    |  |  |Common Stock: 5           |  |
|-------------  --------  |    |   |------------- Shares      |--|--| ------------- Shares   |  |--|------------- Shares      |  |
|Class A          NFS-100%|    |   |              Cost        |  |  |               Cost     |  |  |              Cost        |  |
|Class B        NFSDI-100%|    |   |              ----        |  |  |               ----     |  |  |              ----        |  |
|                         |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |VSA-100%      $5,000      |  |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|    401(k) INVESTMENT    |    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE GLOBAL FUNDS |  |
|      SERVICES, INC.     |    |   |SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |      SO. DAKOTA        |  |  |                          |  |
|Common Stock: 1,000,000  |    |   |Common Stock: 1,000       |  |  | Common Stock: 1,000    |  |  |                          |  |
|------------  Shares     |----|   |------------- Shares      |--|--| ------------- Shares   |  |==|     LUXEMBOURG SICAV     |  |--
|                         |    |   |              Cost        |  |  |               Cost     |  |  |                          |  |
|               Cost      |    |   |              ----        |  |  |               ----     |  |  |                          |  |
|               ----      |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |                          |  |
|401(k)-100%    $7,800    |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |                                 |                              |                                |
                               |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |   |   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |  |  |  VILLANOVA DISTRIBUTION  |  |
|    401(k) INVESTMENT    |    |   |    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |  |  |      SERVICES, INC.      |  |
|      ADVISORS, INC.     |    |   |         ARKANSAS         |  |  |       OF WYOMING       |  |  |                          |  |
|                         |    |   |Common Stock: 50,000      |-----|Common Stock: 500 Shares|  |--|Common Stock: 10,000      |  |--
|Common Stock:  1,000     |    |   |------------- Shares      |  |  |-------------           |  |  |------------- Shares      |  |
|------------   Shares    |----|   |              Cost        |  |  |              Cost      |  |  |              Cost        |  |
|                         |    |   |              ----        |  |  |              ----      |  |  |              ----        |  |
|               Cost      |    |   |NRS-100%      $500        |  |  |NRS-100%      $500      |  |  |VSA-100%      $146,653    |  |
|               ----      |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|401(k)-100%    $1,000    |    |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |   CORVIANT CORPORATION   |  |
---------------------------    |   |      SOLUTIONS, INS.     |  |  |     SOLUTIONS, INC.    |  |  |           (CC)           |  |
|   THE 401(k) COMPANY    |    |   |       AGENCY, INC.       |  |  |         OF OHIO        |  |  |Common Stock:      450,000|  |
|                         |    |   |Common Stock: 1,000       |  |  |                        |  |  |------------       Shares |  |
|Common Stock: 855,000    |    |   |------------- Shares      |--|==|                        |  |--|Series A Preferred:250,000|  |--
|------------  Shares     |----|   |                          |  |  |                        |  |  |------------------ Shares |  |
|                         |    |   |              Cost        |  |  |                        |  |  |                   Cost   |  |
|              Cost       |    |   |              ----        |  |  |                        |  |  |                   ----   |  |
|              ----       |    |   |NRS-100%      $1,000      |  |  |                        |  |  |VSA-100%       $10,000,000|  |
|401(k)-100%   $1,000     |    |   ----------------------------  |  --------------------------  |  -----------------.----------  |
---------------------------    |                                 |                              |                   .            |
                               |   ----------------------------  |  --------------------------  |  -----------------.----------  |
---------------------------    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  | VILLANOVA SECURITIES, LLC|  |
|                         |    |   |SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |        OKLAHOMA        |  |  |                          |  |
|  RIVERVIEW AGENCY, INC. |    |   |Common Stock: 500         |  |  |                        |  |  |                          |  |
|                         |====|   |------------- Shares      |--|==|                        |  |  |                          |  |--
|                         |        |              Cost        |  |  |                        |  |  |                          |  |
|                         |        |              ----        |  |  |                        |  |  |                          |  |
|                         |        |NRS-100%      $500        |  |  |                        |  |  |CC-100%                   |  |
---------------------------        ----------------------------  |  --------------------------  |  ----------------------------  |
                                                                 |                              |                                |
                                   ----------------------------  |  --------------------------  |  ----------------------------  |
                                   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |    PORTLAND INVESTMENT   |  |
                                   | SOLUTIONS, INC. OF NEVADA|  |  |     SOLUTIONS, INC.    |  |  |       SERVICES, INC.     |  |
                                   |                          |  |  |        OF TEXAS        |  |  |                          |  |
                                   |Common Stock: 1,000       |-- ==|                        |  |  |Common Stock: 1,000       |--|--
                                   |------------- Shares      |     |                        |  |  |------------- Shares      |  |
                                   |              Cost        |     |                        |  |  |              Cost        |  |
                                   |              ----        |     |                        |  |  |              ----        |  |
                                   |NRS-100%      $1,000      |     |                        |  |  |Morley-100%   $25,000     |  |
                                   ----------------------------     --------------------------  |  ----------------------------  |
                                                                                                |                                |
                                                                  ----------------------------  |  ----------------------------  |
                                                                  | VILLANOVA CAPITAL GLOBAL |  |  |         MORLEY &         |  |
                                                                  |TECH. LONG/SHORT FUND, LLC|  |  |     ASSOCIATES, INC.     |  |
                                                                  |                          |  |  |                          |  |
                                                                  |UNITS:                    |---  |Common Stock: 3,500       |--|
                                                                  |                          |        ----------- Shares      |
                                                                  |                          |     |              Cost        |
                                                                  |VSA-25%                   |     |              ----        |
                                                                  |FIRE-75%                  |     |Morley-100%   $1,000      |
                                                                  ----------------------------     ----------------------------



                                                                                                                            (Right)
















------------------------|------------------------------|------------------|-------------------|
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
         ---------------|--------------   -------------|----------------- |      -------------|--------------
         |     NATIONWIDE GLOBAL      |   |       GATES MCDONALD        | |      |        NATIONWIDE        |
         |    HOLDINGS, INC. (NGH)    |   |      & COMPANY (GATES)      | |      |HEALTH PLANS, INC. (NHP)  |
         |                            |   |                             | |      |                          |
         |Common Stock:   1 Share     | --|Common Stock:  254 Shares    | |  |---|Common Stock:  100 Shares |
         |------------                | | |------------                 | |  |   |------------              |
         |               Cost         | | |               Cost          | |  |   |               Cost       |
         |               ----         | | |               ----          | |  |   |               ----       |
         |NW Corp.-100%  $606,434,210 | | |NW Corp.-100%  $25,683,532   | |  |   |                          |
         |                            | | |------------------------------ |  |   |NW Corp.-100%  $19,103,732|
         |(See Page 3)                |   |                               |  |   ----------------------------
         ------------------------------ | |------------------------------ |  |   ----------------------------
         ------------------------------ | |  MEDPROSOLUTIONS, INC.      | |  |   |    NATIONWIDE MANAGEMENT |
         |     EAGLE ACQUISITION      | | |                             | |  |   |        SYSTEMS, INC.     |
         |       CORPORATION          | | |               Cost          | |  |   |                          |
         |NFS-100%                    | | |               ----          | |  |---|Common Stock:  100 Shares |
         ------------------------------ | |Gates-100%     $6,700,000    | |  |   |-------------             |
         ------------------------------ | |                             | |  |   |               Cost       |
         |    VILLANOVA MUTUAL FUND   | | |                             | |  |   |               ----       |
         |     CAPITAL TRUST (VMF)    | | ------------------------------- |  |   |NHP Inc.-100%  $25,149    |
----|----|                            | |                                 |  |   ----------------------------
    |    |                            | | |------------------------------ |  |   ----------------------------
    |    |                            | | |     GATES MCDONALD &        | |  |   |         NATIONWIDE       |
    |    |                            | | | COMPANY OF NEW YORK, INC.   | |  |   |        AGENCY, INC.      |
    |    |                            | --|                             | |  |   |                          |
    |    |                            | | |Common Stock:  3 Shares      | |  |---|Common Stock:  100 Shares |
    |    |   DELAWARE BUSINESS TRUST  | | |------------                 | |      |------------              |
    |    ------------------------------ | |               Cost          | |      |               Cost       |
    |                                   | |               ----          | |      |               ----       |
    |    ------------------------------ | |Gates-100%     $106,947      | |      |NHP Inc.-99%   $116,077   |
    |    |        NORTHPOINTE         | | ------------------------------- |      ----------------------------
    |    |        CAPITAL LLC         | |                                 |
    |    |                            | | ------------------------------- |      ----------------------------
    |....|                            | | |      GATES MCDONALD &       | |      |   MRM INVESTMENTS, INC.  |
         |                            | | |     COMPANY OF NEVADA       | |      |                          |
         |                            | --|                             | |----- |                          |
         |                            | | |Common Stock:  40 Shares     |        |                          |
         |VILLANOVA CAPITAL, INC.-65% | | |------------                 |        |                          |
         ------------------------------ | |               Cost          |        |CORP.-100%                |
                                        | |               ----          |        ----------------------------
         ------------------------------ | |Gates-100%     $93,750       |
         |     EXCALIBER FUNDING      | | -------------------------------
         |        CORPORATION         | |
---------|Common Stock: 1,000 Shares  | | -------------------------------
         |-------------               | | |       GATES MCDONALD        |
         |              Cost          | | |      HEALTH PLUS, INC.      |
         |              ----          | --|                             |
         |Morley-100%   $1,000        | | |Common Stock:  200 Shares    |
         ------------------------------ | |------------                 |
                                        | |               Cost          |
         ------------------------------ | |               ----          |
         |      CALIBER FUNDING       | | |Gates-100%     $2,000,000    |
         |        CORPORATION         | | -------------------------------
         |                            | |
---------|                            | | -------------------------------
         |                            | | |NEVADA INDEPENDENT COMPANIES-|
         | Morley-100%                | | |MANUFACTURING TRANSPORTATION |
         |                            | | |       AND DISTRIBUTION      |
         ------------------------------ --|                             |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |      NEVADA INDEPENDENT     |
                                        | |     COMPANIES-HEALTH AND    |
                                        --|           NONPROFIT         |
         ------------------------------ | |Common Stock:  1,000 Shares  |
         |      MORLEY RESEARCH       | | |------------                 |
         |      ASSOCIATES, LTD.      | | |                             |
---------|                            | | |Gates-100%                   |
         |Common Stock:  1,000 Shares | | -------------------------------
         |-------------               | |
         |               Cost         | | -------------------------------
         |               ----         | | |     NEVADA INDEPENDENT      |
         |Morley-100%    $1,000       | | |   COMPANIES-CONSTRUCTION    |
         ------------------------------ --|                             |
                                        | |Common Stock:  1,000 Shares  |
         ------------------------------ | |------------                 |
         |       MORLEY CAPITAL       | | |                             |
         |         MANAGEMENT         | | |Gates-100%                   |
         |                            | | -------------------------------
---------|Common Stock:  500 Shares   | |
         |-------------               | | -------------------------------
         |                Cost        | | |     NEVADA INDEPENDENT      |
         |                ----        | | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      -- Solid Line
         |Morley-100%     $5,000      | --|         ENTERTAINMENT       |       Contractual Association   -- Double Line
         ------------------------------   |                             |       Limited Liability Company -- Dotted Line
                                          |Common Stock:  1,000 Shares  |
         ------------------------------   |------------                 |
         |     UNION BOND & TRUST     |   |                             |
         |           COMPANY          |   |Gates-100%                   |       SEPTEMBER, 30, 2001
         |                            |   -------------------------------
---------|Common Stock:  2,000 Shares |
         |------------                |
         |               Cost         |                                                                             Page 2
         |               ----         |
         |Morley-100%    $50,000      |
         ------------------------------

                                                                                                                         (Left side)































                      |--------------------------------------------|------------------------------------------|---------------------
                      |                                            |                                          |
      ----------------|---------------            -----------------|-----------------       ------------------|----------------
      |    VILLANOVA GLOBAL ASSET    |            |   NATIONWIDE GLOBAL HOLDINGS    |       |                NGH              |
      |       MANAGEMENT TRUST       |            |   - HONG KONG, LIMITED          |       |          NETHERLANDS B.V.       |
      |          (VGAMT)             |            | Common Stock: 20,343,752 Shares |       | Common Stock:       40 Shares   |
      |                              |            | -------------       Shares      |       | -------------                   |
      |                              |            |                     ------      |       |                     Cost        |
      |                              |            |  NGH                20,343,751  |       |                     -----       |
      | NGH - 100%                   |            |  LUX SA             1           |       | NGH - 100%          NLG 52,500  |
      ----------------|---------------            -----------------------------------       -----------------------------------
                      |
                      |                 |--------------------------|--------------------|-------------------------------------------
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |       NATIONWIDE ASSET       |  |         |      GARTMORE INVESTMENT        |   |   |          GARTMORE FUND          |
      |   MANAGEMENT HOLDINGS, LTD.  |  |         |         SERVICES LTD.           |   |   |          MANAGERS LTD.          |
      |           (NAMHL)            |  |    |----|             (GISL)              |   |---|             (GFM)               |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GIM - 80%                       |   |   | GIM - 99.99%                    |
      | VGAMT - 100%                 |  |    |    | GNL - 20%                       |   |   | GSL - .01%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |     NATIONWIDE UK ASSET      |  |    |    |       GARTMORE INVESTMENT       |   |   |                                 |
      |  MANAGEMENT HOLDINGS, LTD.   |  |    |    |         SERVICES GMBH           |   |   |       FENPLACE LIMITED          |
      |          (NUKAMHL)           |  |    |----|                                 |   |---|                                 |
      |                              |  |    |    |                                 |   |   |                                 |
      | NAMHL - 100%                 |  |    |    | GISL - 100%                     |   |   | GFM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |   NATIONWIDE UK HOLDING      |  |    |    |      GARTMORE FUND MANAGERS     |   |   |     FENPLACE TWO LTD. (FKA)     |
      |       COMPANY, LTD.          |  |    |    |       INTERNATIONAL LIMITED     |   |   |       NATWEST INVESTMENT        |
      |          (NUKHCL)            |  |    |    |              (GFMI)             |   |   |    MANAGEMENT LIMITED (FTL)     |
      |                              |  |    |----|                                 |   |   |                                 |
      |                              |  |    |    | GISL - 99.99%                   |   |   |                                 |
      | NUKAMHL - 100%               |  |    |    | GSL - .01%                      |   |   | GIM - 100%                      |
      ----------------|---------------  |    |    -----------------|-----------------   |   -----------------------------------
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
      ----------------|---------------  |    |    -----------------|-----------------   |   -----------------------------------
      |     ASSET MANAGEMENT         |  |    |    |      GARTMORE SECRETARIES       |   |   |    GARTMORE SECURITIES LTD.     |
      |       HOLDINGS PLC           |  |    |    |          (JERSEY) LTD.          |   |   |               (GSL)             |
      |          (AMH)               |  |    |    |                                 |   |   |                                 |
      |                              |  |    |----| GFMI - 94%                      |   |---|                                 |
      |                              |  |         | GSL - 3%                        |       | GIM - 99.99%                    |
      | NUKHCL - 100%                |  |         | GIM - 3%                        |       | GNL - .01%                      |
      ----------------|---------------  |         -----------------------------------       -----------------------------------
                      |                 |
                      |                 |
                      |                 |
      ----------------|---------------  |
      |    GARTMORE INVESTMENT       |  |
      |       MANAGEMENT PLC         |  |
      |          (GIM)               |  |
      |                              |--|
      | AMH - 99.99%                 |
      | GNL - .01%                   |
      --------------------------------

                                                                                                                            (Center)
                                                          NATIONWIDE(R)

                         ---------------------------------             ----------------------------------
                         |       NATIONWIDE MUTUAL       |             |        NATIONWIDE MUTUAL       |
                         |       INSURANCE COMPANY       |=============|     FIRE INSURANCE COMPANY     |
                         |           (CASUALTY)          |     |       |            (FIRE)              |
                         ---------------------------------     |       ----------------------------------
                                                               |
                                                               |
                                           --------------------|--------------------
                                           |   NATIONWIDE CORPORATION (NW CORP)    |
                                           |        COMMON STOCK:    CONTROL:      |
                                           |        -------------    --------      |
                                           |           13,642,432       100%       |
                                           |             SHARES          COST      |
                                           |             ------          ----      |
                                           | CASUALTY  12,992,922   $1,320,978,093 |
                                           | FIRE         649,510      116,847,783 |
                                           --------------------|--------------------
                                                               |
                                                ---------------|----------------
                                                |      NATIONWIDE GLOBAL       |
                                                |     HOLDINGS, INC. (NGH)     |
                                                |  Common Stock:   1 Share     |
                                                |  -------------               |
                                                |                              |
                                                |                Cost          |
                                                |                ----          |
                                                | NW Corp.-100%  $606,434,210  |
                                                ---------------|----------------
                                                               |
---------------------------------------|-----------------------|------------------------|-------------------------------------------
                                       |                                                |
                        ---------------|----------------                ----------------|---------------
                        |          NATIONWIDE          |                |       NATIONWIDE GLOBAL      |
                        |      SERVICES SP. ZO.O.      |                |          JAPAN, INC.         |
                        | Common Stock:    80 Shares   |                | Common Stock:   100 Shares   |
                        | ------------                 |                | -------------                |
                        |                  Cost        |                |                     Cost     |
                        |                  ----        |                |                     ----     |
                        | NGH - 100%       4,000 PLN   |                | NGH - 100%          $100     |
                        --------------------------------                --------------------------------

----------------|-----------------------------------------------|-------------------------------------------------------------------
                |                                               |
                |       --------------------------------        |
                |       |  GARTMORE INVESTMENT LTD.    |        |
                |       |           (GIL)              |        |
                |-------|                              |        |------
                |       | GIM - 50%                    |        |
                |       | GNL - 50%                    |        |
                |       ---------------|----------------        |
                |                      |                        |
                |                      |                        |
                |       ---------------|----------------        |       --------------------------------
                |       |       GARTMORE JAPAN         |        |       |    DAMIAN SECURITIES LTD.    |
                |       |          LIMITED             |        |       |                              |
                |       |                              |        |-------|                              |
                |       | GIL - 100%                   |        |       | GIM - 50%                    |
                |       |                              |        |       | GSL - 50%                    |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |     GARTMORE 1990 LTD.       |        |       |    GARTMORE NOMINEES LTD.    |
                |       |     (GENERAL PARTNER)        |        |       |             (GNL)            |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99.99%                 |
                |       | GSL - 50%                    |        |       | GSL - .01%                   |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |    GARTMORE INDOSUEZ UK      |        |       |    GARTMORE PENSION FUND     |
                |       |  RECOVERY FUND (G.P.) LTD.   |        |       |        TRUSTEES, LTD.        |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99%                    |
                |       | GNL - 50%                    |        |       | GSL - 1%                     |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE 1990 TRUSTEE LTD.  |        |       |       GIL NOMINEES LTD.      |
                |       |    (GENERAL PARTNER)         |        |       |                              |
                |-------|                              |        |-------|                              |
                        | GIM - 50%                    |                | GIM - 50%                    |
                        | GSL - 50%                    |                | GSL - 50%                    |
                        --------------------------------                --------------------------------

                                                                                                                      (Right side)































------------------|---------|-----------------|------------------------------------|
                  :         |                 :                                    |
   ---------------|-------- | ----------------|----------------   -----------------|---------------
   |   NATIONWIDE GLOBAL  | | |    NATIONWIDE TOWARZYSTWO     |   |   NATIONWIDE GLOBAL HOLDINGS, |
   |     FINANCE, LLC     | | |   UBEZPIECZEN NA ZYCIE SA     |   |    INC. - LUXEMBOURG BRANCH   |
   |                      | | |                               |   |            (BRANCH)           |
   | Single Member Limited| | | Common Stock: 1,952,000 Shares|   |                               |
   |    Liability Company | | | ------------                  |   |                               |
   |                      | | |                               |   |                               |
   | NGH - 100%           | | | NGH - 100%                    |   | Endowment Capital - $1,000,000|
   ------------------------ | ----------------|----------------   -----------------|---------------
                            |                 |                                    |
-|                          |                 |                                    |
 |                          |                 |                                    |
 |                          | ----------------|----------------   ---------------------------------
 |                          | |     NATIONWIDE FINANCIAL      |   |      NGH LUXEMBOURG S.A.      |
 |                          | |            SP. ZO.O.          |   |            (LUX SA)           |
 |                          | |                               |   |                               |
 |                          | |                               | |-|Common Stock:    5,894 Shares  |
 |                          | | Common Stock: 40,950 Shares   | | |------------                   |
 |                          | | ------------                  | | |                 Cost          |
 |                          | |                               | | |                 -----         |
 |                          | | NGH - 100%                    | | |BRANCH-99.98%      115,470,723 |
 |                          | |                               | | |                   EURO        |
 |                          | --------------------------------- | ---------------------------------
 |                          |                                   |
 |                          |                                   |
 |                          | --------------------------------- | ---------------------------------
 |                          | |        SIAM AR-NA-KHET        | | |         NGH UK, LTD.          |
 |                          | |      COMPANY LTD. (SIAM)      | | |                               |
 |                          |.|                               | |-|                               |
 |                            |                               | | |                               |
 |                            | NGH - 48.99%                  | | | LUX SA - 100%                 |
 |                            ----------------|---------------- | ---------------------------------
 |                                            :                 |
 |                                            :                 |
 | ------------------------   ----------------|---------------- | ---------------------------------  -------------------------------
 | |   GARTMORE CAPITAL   |   |         THAI PRASIT           | | |  NATIONWIDE GLOBAL HOLDINGS   |  |NATIONWIDE HOLDINGS SA (NHSA)|
 | |    MANAGEMENT LTD.   |   |    NATIONWIDE COMPANY LTD.    | | |  - NGH BRASIL PARTICIPACOSES  |  |                             |
 | |         (GCM)        |   |                               | | |      LTDA (NGH BRASIL)        |  |                             |
 |-|                      |   |                               | |-|                               |  |       Shares      Cost      |
   |                      |   |                               | | |         Shares     Cost       |--|       ------      ----      |
   |                      |   |                               | | |         ------     -----      |  |NGH                          |
   | GIM - 99.99%         |   | NGH - 24.3%                   | | | LUX SA  6,164,899  R6,164,889 |  |BRASIL 42,900,999 R42,900,999|
   | GSL - .01%           |   | SIAM - 37.7%                  | | | NGH     1          R1         |  |LUX SA 1          R1         |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
                  |                                             |                  |                                |
                  |                                             |                  |                                |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
   |   GARTMORE U.S. LT   |   |        PANEUROLIFE (PEL)      | | |   NATIONWIDE SEGURADORA S.A.  |  |  DINAMICA PARTICIPACOSES SA |
   |         (GUS)        |   |                               | | |                               |  |           (DPSA)            |
   |                      |   | Common Stock: 1,300,000 Shares| | |         Shares     Cost       |  |       Shares      Cost      |
   |                      |   | -------------   Cost          |-| |         ------     -----      |  |       ------      ----      |
   |                      |   |                 ----          |   | NGH                           |  |NHSA  132,522,386 R14,723,256|
   |                      |   | LUX SA - 100%   3,817,832,685 |   | BRASIL  9,999,999  R9,999,999 |  |NGH                          |
   | GCM - 100%           |   | LUF                           |   | LUX SA  1          R1         |  | BRASIL 1         R1,472     |
   ---------------|--------   -----------------|---------------   ---------------------------------  ---------------|---------------
                  |                            |                                                                    |
                  |                            |                                                                    |
   ---------------|--------   -----------------|---------------                                      ---------------|---------------
   |    GARTMORE GLOBAL   |   |           VERTBOIS, SA        |                                      |  NATIONWIDE MARITIMA VIDA e |
   |       PARTNERS       |   |                               |                                      |        PREVIDENCIA SA       |
   |                      |   |                               |                                      | Common Stock:   134,822,225 |
   |                      |   |                               |                                      | ------------    Shares      |
   | GUS - 50%            |   | PEL - 99.99%                  |                                      |                             |
   | GSL - 50%            |   | LUX SA - .01%                 |                                      |                 Cost        |
   ------------------------   ---------------------------------                                      |                 ----        |
                                                                                                     | DSPA - 86.4%    R14,128,512 |
                                                                                                     -------------------------------








                                                                                        Subsidiary Companies--
                                                                                        Contractual Association--
                                                                                        Limited Liability Company--

                                                                                        September 30, 2001                   Page 3

Item 27. NUMBER OF CONTRACT OWNERS

     The number of contract owners of Qualified and Non-Qualified Contracts as of February 12, 2001 was 1,870 and 2,803 respectively.

Item 28. INDEMNIFICATION

     Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITER

     (a) Nationwide Investment Services Corporation acts as principal underwriter and general distributor for the Nationwide Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3 and Nationwide VLI Separate Account-4, all of which are separate investment accounts of Nationwide or its affiliates.

     (b)(1) NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS

                                             POSITIONS AND OFFICES
    NAME AND BUSINESS ADDRESS                   WITH UNDERWRITER
    -------------------------                ---------------------
 W.G. Jurgensen                     Chairman and Chief Executive Officer and
 One Nationwide Plaza                               Director
 Columbus, OH 43215

 Joseph J. Gasper                          Chairman of the Board and
 One Nationwide Plaza                               Director
 Columbus, OH 43215

 Richard A. Karas                          Vice Chairman and Director
 One Nationwide Plaza
 Columbus, OH 43215

 Duane C. Meek                                     President
 One Nationwide Plaza
 Columbus, OH 43215

 Philip C. Gath                                     Director
 One Nationwide Plaza
 Columbus, OH 43215

 Susan A. Wolken                                    Director
 One Nationwide Plaza
 Columbus, OH 43215

 Robert A. Oakley                          Executive Vice President -
 One Nationwide Plaza                       Chief Financial Officer
 Columbus, OH 43215

 Robert J. Woodward, Jr.                   Executive Vice President -
 One Nationwide Plaza                       Chief Investment Officer
 Columbus, OH 43215

 Mark R. Thresher                     Senior Vice President and Treasurer
 One Nationwide Plaza
 Columbus, OH 43215

 Barbara J. Shane                     Vice President - Compliance Officer
 Two Nationwide Plaza
 Columbus, OH 43215

 Alan A. Todryk                            Vice President - Taxation
 One Nationwide Plaza
 Columbus, OH 43215

 John F. Delaloye                             Assistant Secretary
 One Nationwide Plaza
 Columbus, OH 43215

 Glenn W. Soden                      Associate Vice President and Secretary
 One Nationwide Plaza
 Columbus, OH 43215

 E. Gary Berndt                               Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215

                   NATIONWIDE INVESTMENT SERVICES CORPORATION
                             DIRECTORS AND OFFICERS

                                             POSITIONS AND OFFICES
    NAME AND BUSINESS ADDRESS                   WITH UNDERWRITER
    -------------------------                ---------------------
 Carol L. Dove                      Associate Vice President - Treasury Services
 One Nationwide Plaza                        and Assistant Treasurer
 Columbus, OH 43215

 Terry C. Smetzer                              Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215

    (c)(1)


NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING     COMPENSATION ON    BROKERAGE      COMPENSATION
                               DISCOUNTS AND        REDEMPTION OR      COMMISSIONS
                               COMMISSIONS          ANNUITIZATION

Nationwide Investment          N/A                  N/A                N/A            N/A
Services Corporation


Item 30. LOCATION OF ACCOUNTS AND RECORDS

         John Davis
         Nationwide Life Insurance Company
         One Nationwide Plaza
         Columbus, OH 43215

Item 31. MANAGEMENT SERVICES

         Not Applicable

Item 32. UNDERTAKINGS

          The Registrant hereby undertakes to:

          (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

          (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

          The Registrant represents that any contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

          Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                          Independent Auditors' Consent


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account - 8:




We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.


                                                                        KPMG LLP


Columbus, Ohio

April 26, 2001

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-8, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 22nd day of January, 2002.

                                            NATIONWIDE VARIABLE ACCOUNT-8
                                      ------------------------------------------
                                                     (Registrant)

                                          NATIONWIDE LIFE INSURANCE COMPANY
                                      ------------------------------------------
                                                     (Depositor)

                                                 By /s/STEVEN SAVINI
                                      ------------------------------------------
                                                  Steven Savini, Esq.


As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 22nd day of January, 2002.


      SIGNATURE                        TITLE
      ---------                        -----
LEWIS J. ALPHIN                       Director
-------------------------
Lewis J. Alphin

A. I. BELL                            Director
-------------------------
A. I. Bell

YVONNE M. CURL                        Director
-------------------------
Yvonne M. Curl

KENNETH D. DAVIS                      Director
-------------------------
Kenneth D. Davis

KEITH W. ECKEL                        Director
-------------------------
Keith W. Eckel

WILLARD J. ENGEL                      Director
-------------------------
Willard J. Engel

FRED C. FINNEY                        Director
-------------------------
Fred C. Finney

JOSEPH J. GASPER           President and Chief Operating
-------------------------       Officer and Director
Joseph J. Gasper

W.G. JURGENSEN                Chief Executive Officer
-------------------------           And Director
W.G. Jurgensen

DAVID O. MILLER              Chairman of the Board and
-------------------------             Director
David O. Miller

RALPH M. PAIGE                        Director
-------------------------
Ralph M. Paige

JAMES F. PATTERSON                    Director
-------------------------
James F. Patterson

ARDEN L. SHISLER                      Director              By /s/ STEVEN SAVINI
-------------------------                                  ---------------------
Arden L. Shisler                                               Steven Savini
                                                              Attorney-in-Fact
ROBERT L. STEWART                     Director
-------------------------
Robert L. Stewart